               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 88                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 88                                                 [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: March 1, 2000

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[front cover]

Your
AMERICAN CENTURY
prospectus

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista Fund
Heritage Fund

                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200

   Growth Fund
   Ultra Fund
   Select Fund
   Vista Fund
   Heritage Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth"
investment style begins on page 6.

The funds' principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2       American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

               1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
Growth        34.68%   36.77%   29.28%   15.01%   20.35%   -1.49%    3.76%   -4.29%   69.02%   -3.85%
Ultra         41.46%   34.55%   23.13%   13.85%   37.68%   -3.62%   21.81%    1.27%   86.45%    9.36%
Select        22.23%   35.65%   32.19%   19.22%   22.67%   -8.04%   14.67%   -4.45%   31.58%   -0.41%
Vista        119.11%  -14.25%   -8.68%    7.56%   46.13%    4.68%    5.45%   -2.13%   73.69%  -15.73%
Heritage      51.28%   -0.15%   19.35%   15.31%   26.66%   -6.32%   20.43%   10.13%   35.98%   -9.16%

[left margin]

[graphic of pointing index finger] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

www.americancentury.com                       American Century Investments  3

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                               Lowest
--------------------------------------------------------------------------------
Growth                28.45% (1Q 1991)                      -19.44% (3Q 1990)
--------------------------------------------------------------------------------
Ultra                 40.75% (1Q 1991)                      -16.16% (3Q 1990)
--------------------------------------------------------------------------------
Select                22.30% (4Q 1998)                      -13.12% (3Q 1990)
--------------------------------------------------------------------------------
Vista                 72.22% (4Q 1999)                      -29.82% (3Q 1990)
--------------------------------------------------------------------------------
Heritage              40.37% (4Q 1999)                      -21.16% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year      5 years     10 years     Life of Fund(1)
------------------------------------------------------------------------------------------------------
Growth                                            34.68%      26.92%      18.00%       19.57%(2)
Russell 1000 Growth Index                         33.16%      32.41%      20.32%       N/A(3)
------------------------------------------------------------------------------------------------------
Ultra                                             41.46%      29.70%      24.42%       19.94%
S&P 500 Index                                     21.04%      28.56%      18.21%       18.43%
------------------------------------------------------------------------------------------------------
Select                                            22.23%      26.22%      15.51%       17.90%(2)
S&P 500 Index                                     21.04%      28.56%      18.21%       18.43%
------------------------------------------------------------------------------------------------------
Vista                                             119.11%     21.93%      15.60%       14.87%
Russell 2500 Growth Index                         55.48%      23.10%      16.25%       N/A(4)
------------------------------------------------------------------------------------------------------
Heritage                                          51.28%      21.35%      14.98%       17.31%
S&P MidCap 400 Index                              14.72%      23.05%      17.32%       17.76%

(1) The inception dates for the funds are Growth and Select, October 31, 1958;
    Ultra, November 2, 1981; Vista, November 25, 1983; and Heritage, November
    10, 1987.

(2) Although the funds' actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

(3) Benchmark began January 1, 1979.

(4) Benchmark began January 1, 1986.

[left margin]

[graphic of pointing index finger] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at
www.americancentury.com.

4       American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                Management     Distribution and         Other             Total Annual Fund
                Fee            Service (12b-1) Fees     Expenses(1)       Operating Expenses
-----------------------------------------------------------------------------------------------
Growth          1.00%          None                     0.00%             1.00%
-----------------------------------------------------------------------------------------------
Ultra           1.00%          None                     0.00%             1.00%
-----------------------------------------------------------------------------------------------
Select          1.00%          None                     0.00%             1.00%
-----------------------------------------------------------------------------------------------
Vista           1.00%          None                     0.00%             1.00%
-----------------------------------------------------------------------------------------------
Heritage        1.00%          None                     0.00%             1.00%

(1) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                1 year        3 years        5 years       10 years
-------------------------------------------------------------------------
Growth          $102          $318           $551          $1,219
-------------------------------------------------------------------------
Ultra           $102          $318           $551          $1,219
-------------------------------------------------------------------------
Select          $102          $318           $551          $1,219
-------------------------------------------------------------------------
Vista           $102          $318           $551          $1,219
-------------------------------------------------------------------------
Heritage        $102          $318           $551          $1,219

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                       American Century Investments  5

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American
Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing index finger] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

6       American Century Investments                             1-800-345-2021

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade. Futures and options can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

* Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size.

* Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

* Eighty percent of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce.
  The remaining assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

[left margin]

[graphic of pointing index finger] Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.

www.americancentury.com                       American Century Investments  7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the Investor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

8       American Century Investments                             1-800-345-2021

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

Growth

C. KIM GOODWIN

Ms. Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October
1997. Before joining American Century, she served as Senior Vice President and
Portfolio Manager at Putnam Investments from May 1996 to September 1997, and
Vice President and Portfolio Manager at Prudential Investments from February
1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

Ultra

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He also is the Chief Investment
Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in
May 1994 as an Investment Analyst. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered
Financial Analyst.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

[left margin]

{graphic of pointing index finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                         American Century Investments  9

Select

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in February 2000. Before joining American Century, he was a Portfolio Manager with the Franklin Templeton
Group from March 1998 to October 1999 and with SunAmerica in New York from
February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

KEN H. CRAWFORD

Mr. Crawford, Portfolio Manager, has been a member of the team that manages
Select since June 1999. He joined American Century in June 1995 as an Investment
Analyst and was promoted to Portfolio Manager in June 1999. From June 1995 to
December 1997 he served as an Investment Analyst on the Select team and from
December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for Texas Commerce Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

Vista

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder
Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

GLENN A. FOGLE

Mr. Fogle, Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in
September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

Heritage

LINDA K. PETERSON

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of
Missouri-Kansas City. She is a Chartered Financial Analyst.

KURT STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999 and for Munder Capital Management
from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

10      American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line 1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200 Kansas City, MO 64141-6200

Fax 816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                      American Century Investments   11

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

o Our bank information:

    Commerce Bank N.A.
    Routing No. 101000019
    Account No. 2804918

o The fund name

o Your American Century account number*

o Your name

The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

12      American Century Investments                            1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $1,000
--------------------------------------------------------------------------------
Roth IRA                                                       $1,000
--------------------------------------------------------------------------------
Education IRA                                                  $  500
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $2,500
--------------------------------------------------------------------------------
403(b)                                                         No minimum(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                     $2,500(2)

(1) For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

www.americancentury.com                       American Century Investments  13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

14      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                        American Century Investments  15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or
Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16      American Century Investments                             1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Investor Class shares and have no up-front or deferred charges, commissions, or
12b-1 fees.

American Century offers the other classes of shares primarily through employer-
sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                      American Century Investments  17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

18      American Century Investments                             1-800-345-2021

GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                              1999           1998         1997          1996           1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $28.03         $27.86       $22.21        $23.88         $22.99
                                            ---------------------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)            (0.07)         (0.01)        0.01         (0.01)          0.08

  Net Realized and Unrealized Gain
  on Investment Transactions                  9.03           4.35         6.07          1.47           4.08
                                            ---------------------------------------------------------------
  Total From Investment Operations            8.96           4.34         6.08          1.46           4.16
                                            ---------------------------------------------------------------
Distributions

  From Net Investment Income                   --             --         (0.18)        (0.07)         (0.05)

  From Net Realized Gains on
  Investment Transactions                    (5.39)         (4.17)       (0.25)        (2.98)         (3.18)

  In Excess of Net Realized Gains              --             --           --          (0.08)         (0.04)
                                            ----------------------------------------------------------------
  Total Distributions                        (5.39)         (4.17)       (0.43)        (3.13)         (3.27)
                                            ----------------------------------------------------------------
Net Asset Value, End of Period               $31.60         $28.03       $27.86        $22.21         $23.88
                                            ================================================================
  Total Return(2)                            36.31%         18.53%       27.85%         8.18%         22.31%

Ratios/Supplemental Data

                                              1999           1998         1997          1996           1995
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%          1.00%        1.00%         1.00%          1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.24)%        (0.02)%       0.02%        (0.10)%         0.40%

Portfolio Turnover Rate                        92%           126%          75%          122%           141%

Net Assets, End of Period (in millions)      $8,333         $6,097       $5,113        $4,765         $5,130

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  19

ULTRA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                1999           1998         1997          1996          1995
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $31.06         $33.46       $29.52        $28.03        $21.16
                                            ----------------------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)              (0.14)         (0.02)        0.01         (0.05)        (0.07)

  Net Realized and Unrealized Gain
  on Investment Transactions                    11.17          4.70         5.62          2.84          7.58
                                            ----------------------------------------------------------------
  Total From Investment Operations              11.03          4.68         5.63          2.79          7.51
                                            ----------------------------------------------------------------
Distributions

  From Net Investment Income                     --           (0.01)         --            --            --

  From Net Realized Gains
  on Investment Transactions                   (3.12)         (7.07)       (1.69)        (1.19)        (0.64)

  In Excess of Net Realized Gains                --             --           --          (0.11)          --
                                            ----------------------------------------------------------------
  Total Distributions                          (3.12)         (7.08)       (1.69)        (1.30)        (0.64)
                                            ----------------------------------------------------------------
Net Asset Value, End of Period                 $38.97         $31.06       $33.46        $29.52        $28.03
                                            ================================================================
  Total Return(2)                              37.94%         17.61%       19.95%        10.79%        36.89%

Ratios/Supplemental Data
                                                1999           1998         1997          1996          1995
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.00%          1.00%        1.00%         1.00%         1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets                   (0.39)%        (0.08)%       0.03%        (0.20)%       (0.30)%

Portfolio Turnover Rate                          42%           128%         107%           87%           87%

Net Assets, End of Period (in millions)        $35,752        $25,396      $21,695       $18,266       $14,376

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

20  American Century Investments                                         1-800-345-2021

SELECT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                              1999          1998          1997         1996           1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $49.54        $48.18        $41.52       $39.52         $37.67
                                         -----------------------------------------------------------------
Income From Investment Operations

   Net Investment Income(1)                   0.01          0.12          0.15         0.20           0.33

   Net Realized and Unrealized Gain
   on Investment Transactions                 13.73         9.37          10.51        6.73           4.68
                                         -----------------------------------------------------------------
   Total From Investment Operations           13.74         9.49          10.66        6.93           5.01
                                         -----------------------------------------------------------------
Distributions

   From Net Investment Income                (0.17)        (0.20)        (0.32)       (0.27)         (0.28)

   From Net Realized Gains
   on Investment Transactions                (9.79)        (7.93)        (3.68)       (4.66)         (2.75)

   In Excess of Net Realized Gains             --            --            --           --           (0.13)
                                         -----------------------------------------------------------------
   Total Distributions                       (9.96)        (8.13)        (4.00)       (4.93)         (3.16)
                                         -----------------------------------------------------------------
Net Asset Value, End of Period               $53.32        $49.54        $48.18       $41.52         $39.52
                                         =================================================================
   Total Return(2)                           31.22%        22.96%        27.89%       19.76%         15.02%

Ratios/Supplemental Data
                                              1999          1998          1997         1996           1995
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%         1.00%         1.00%        1.00%          1.00%

Ratio of Net Investment Income
to Average Net Assets                         0.03%         0.25%         0.33%        0.50%          0.90%

Portfolio Turnover Rate                       130%          165%           94%         105%           106%

Net Assets, End of Period (in millions)      $7,216        $5,591        $4,769       $4,039         $4,008

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  21

VISTA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                  1999       1998          1997         1996          1995
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $ 9.27     $14.53        $15.68       $15.73        $10.94
                                              -----------------------------------------------------------
Income From Investment Operations

  Net Investment Loss(1)                         (0.05)     (0.05)        (0.10)       (0.11)        (0.08)

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                      6.19      (4.41)         0.13         1.09          4.90
                                              -----------------------------------------------------------
  Total From Investment Operations                6.14      (4.46)         0.03         0.98          4.82
                                              -----------------------------------------------------------
Distributions

  From Net Realized Gains
  on Investment Transactions                       --       (0.80)        (1.18)       (1.02)        (0.03)

  In Excess of Net Realized Gains                  --         --            --         (0.01)          --
                                              -----------------------------------------------------------
  Total Distributions                              --       (0.80)        (1.18)       (1.03)        (0.03)
                                              -----------------------------------------------------------
Net Asset Value, End of Period                   $15.41     $ 9.27        $14.53       $15.68        $15.73
                                              ===========================================================
  Total Return(2)                                66.24%    (31.94)%        0.29%        6.96%        44.20%

Ratios/Supplemental Data
                                                  1999       1998          1997         1996          1995
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.00%      1.00%         1.00%        0.99%         0.98%

Ratio of Net Investment Loss
to Average Net Assets                            (0.40)%    (0.42)%       (0.73)%      (0.70)%       (0.60)%

Portfolio Turnover Rate                           187%       229%           96%          91%           89%

Net Assets, End of Period (in millions)          $1,146      $895         $1,828       $2,276        $1,676

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

22          American Century Investments                                    1-800-345-2021

HERITAGE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                1999           1998         1997          1996          1995
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.98          $14.86       $12.24        $11.75        $10.32
                                            ----------------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                      0.02           0.03         0.01           --           0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                    3.04          (2.14)        3.41          1.15          1.96
                                            ----------------------------------------------------------------
  Total From Investment Operations              3.06          (2.11)        3.42          1.15          2.01
                                            ----------------------------------------------------------------
Distributions

  From Net Investment Income                   (0.02)         (0.07)       (0.09)        (0.05)        (0.03)

  From Net Realized Gains
  on Investment Transactions                     --           (2.70)       (0.71)        (0.61)        (0.52)

  In Excess of Net Realized Gains                --             --           --            --          (0.03)
                                            ----------------------------------------------------------------
  Total Distributions                          (0.02)         (2.77)       (0.80)        (0.66)        (0.58)
                                            ----------------------------------------------------------------
Net Asset Value, End of Period                 $13.02          $9.98       $14.86        $12.24        $11.75
                                            ================================================================
  Total Return(2)                              30.71%        (15.87)%      29.56%        10.44%        21.04%

Ratios/Supplemental Data
                                                1999           1998         1997          1996          1995
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.00%          1.00%        1.00%         0.99%         0.99%

Ratio of Net Investment
Income to Average Net Assets                    0.19%          0.29%        0.05%          --           0.50%

Portfolio Turnover Rate                         134%           148%          69%          122%          121%

Net Assets, End of Period (in millions)        $1,000          $978        $1,321        $1,083        $1,008

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                    American Century Investments  23

NOTES

24        American Century Investments                      1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments  25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18945

[front cover]

Your
AMERICAN CENTURY
prospectus

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista Fund
Heritage Fund

                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385

     Growth Fund
     Ultra Fund
     Select Fund
     Vista Fund
     Heritage Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth"
investment style begins on page 5.

The funds' principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2  American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

               1999     1998     1997
Growth        34.24%   36.49%
Ultra         41.31%   34.21%   22.83%
Select        21.98%   35.29%
Vista        119.06%  -14.45%   -8.82%
Heritage      50.79%    -0.31%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest                      Lowest
--------------------------------------------------------------------------------
Growth               23.51% (4Q 1999)             -7.98% (3Q 1998)
--------------------------------------------------------------------------------
Ultra                32.18% (4Q 1999)             -11.83% (3Q 1998)
--------------------------------------------------------------------------------
Select               22.21% (4Q 1998)             -7.49% (3Q 1998)
--------------------------------------------------------------------------------
Vista                72.64% (4Q 1999)             -27.55% (3Q 1998)
--------------------------------------------------------------------------------
Heritage             40.26% (4Q 1999)             -21.20% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year        Life of Class(1)
--------------------------------------------------------------------------------
Growth                                            34.24%             34.01%
Russell 1000 Growth Index                         33.16%             33.09%(2)
--------------------------------------------------------------------------------
Ultra                                             41.31%             29.96%
S&P 500 Index                                     21.04%             28.31%
--------------------------------------------------------------------------------
Select                                            21.98%             24.75%
S&P 500 Index                                     21.04%             21.60%
--------------------------------------------------------------------------------
Vista                                            119.06%             15.35%
Russell 2500 Growth Index                         55.48%             20.97%
--------------------------------------------------------------------------------
Heritage                                          50.79%             18.47%
S&P MidCap 400 Index                              14.72%             19.18%

(1) The inception dates for the Advisor Class of the funds are Growth, June 4,
    1997; Select, August 8, 1997; Ultra and Vista, October 2, 1996; and
    Heritage, July 11, 1997.

(2) Since May 31, 1997, the date closest to the fund's inception for which data are available.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 21.

[left margin]

[graphic of pointing index finger] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing index finger] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at
www.americancentury.com.

www.americancentury.com                   American Century Investments  3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management       Distribution and             Other            Total Annual Fund
               Fee              Service (12b-1) Fees(1)      Expenses(2)      Operating Expenses
--------------------------------------------------------------------------------------------------
Growth         0.75%            0.50%                        0.00%            1.25%
--------------------------------------------------------------------------------------------------
Ultra          0.75%            0.50%                        0.00%            1.25%
--------------------------------------------------------------------------------------------------
Select         0.75%            0.50%                        0.00%            1.25%
--------------------------------------------------------------------------------------------------
Vista          0.75%            0.50%                        0.00%            1.25%
--------------------------------------------------------------------------------------------------
Heritage       0.75%            0.50%                        0.00%            1.25%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 12.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                 1 year          3 years         5 years          10 years
----------------------------------------------------------------------------
Growth           $127            $395            $683             $1,503
----------------------------------------------------------------------------
Ultra            $127            $395            $683             $1,503
----------------------------------------------------------------------------
Select           $127            $395            $683             $1,503
----------------------------------------------------------------------------
Vista            $127            $395            $683             $1,503
----------------------------------------------------------------------------
Heritage         $127            $395            $683             $1,503

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4  American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American
Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing index finger] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments  5

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade. Futures and options can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

* Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size.

* Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

* Eighty percent of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce.
  The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

[left margin]

[graphic of pointing index finger] Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.

6  American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.75% of the average net assets of the Advisor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

GROWTH

C. KIM GOODWIN

Ms. Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October
1997. Before joining American Century, she served as Senior Vice President and
Portfolio Manager at Putnam Investments from May 1996 to September 1997, and
Vice President and Portfolio Manager at Prudential Investments from February
1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

ULTRA

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He also is the Chief Investment
Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in
May 1994 as an Investment Analyst. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered
Financial Analyst.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

[left margin]

{graphic of pointing index finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

8  American Century Investments                             1-800-345-3533

SELECT

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in February 2000. Before joining American Century, he was a Portfolio Manager with the Franklin Templeton
Group from March 1998 to October 1999 and with SunAmerica in New York from
February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

KEN H. CRAWFORD

Mr. Crawford, Portfolio Manager, has been a member of the team that manages
Select since June 1999. He joined American Century in June 1995 as an Investment
Analyst and was promoted to Portfolio Manager in June 1999. From June 1995 to
December 1997 he served as an Investment Analyst on the Select team and from
December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for Texas Commerce Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

VISTA

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder
Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

GLENN A. FOGLE

Mr. Fogle, Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in
September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

HERITAGE

LINDA K. PETERSON

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from
April 1994 until February 1998. She has a bachelor's degree in finance from the
University of Northern Iowa and an MBA from the University of Missouri-Kansas
City. She is a Chartered Financial Analyst.

KURT STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999 and for Munder Capital Management
from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan - Dearborn.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments  9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-
sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10    American Century Investments                             1-800-345-3533

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments  11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12    American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments  13

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pay an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

14  American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

www.americancentury.com                   American Century Investments  15

GROWTH FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                           1999          1998         1997(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $27.97        $27.84        $24.36
                                                                     --------------------------------------------
Income From Investment Operations

   Net Investment Loss(2)                                                 (0.15)        (0.08)        (0.06)

   Net Realized and Unrealized Gain on Investment Transactions             9.02          4.35          3.54
                                                                     --------------------------------------------
   Total From Investment Operations                                        8.87          4.27          3.48
                                                                     --------------------------------------------
Distributions

   From Net Realized Gains on Investment Transactions                     (5.32)        (4.14)          --
                                                                     --------------------------------------------
Net Asset Value, End of Period                                            $31.52        $27.97        $27.84
                                                                     ============================================
   Total Return(3)                                                        35.93%        18.23%        14.29%

Ratios/Supplemental Data
                                                                           1999          1998         1997(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                          1.25%         1.25%       1.25%(4)

Ratio of Net Investment Loss to Average Net Assets                        (0.49)%       (0.27)%     (0.47)%(4)

Portfolio Turnover Rate                                                     92%          126%           75%

Net Assets, End of Period (in thousands)                                  $12,759       $5,520        $2,200

(1) June 4, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

16  American Century Investments                             1-800-345-3533

ULTRA FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                              1999          1998         1997          1996(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $31.00        $33.36       $29.52         $29.55
                                                         ---------------------------------------------------------
Income From Investment Operations

    Net Investment Loss(2)                                   (0.23)        (0.11)       (0.07)         (0.02)

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions                         11.15         4.73         5.60          (0.01)
                                                         ---------------------------------------------------------
    Total From Investment Operations                          10.92         4.62         5.53          (0.03)
                                                         ---------------------------------------------------------
Distributions

    From Net Realized Gains on
    Investment Transactions                                  (3.12)        (6.98)       (1.69)           --
                                                         ---------------------------------------------------------
Net Asset Value, End of Period                               $38.80        $31.00       $33.36         $29.52
                                                         =========================================================
    Total Return(3)                                          37.63%        17.36%       19.59%         (0.10)%

Ratios/Supplemental Data
                                                              1999          1998         1997          1996(1)
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.25%         1.25%        1.25%        1.25%(4)

Ratio of Net Investment Loss to Average Net Assets           (0.64)%       (0.33)%      (0.22)%      (0.80)%(4)

Portfolio Turnover Rate                                        42%          128%         107%            87%

Net Assets, End of Period (in thousands)                    $247,814       $98,965      $30,827        $13,051

(1)  October 2, 1996 (commencement of sale) through October 31, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                American Century Investments  17

SELECT FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                      1999          1998         1997(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $49.44        $48.16        $49.43
                                                                --------------------------------------------
Income From Investment Operations

   Net Investment Loss(2)                                            (0.13)          --          (0.02)

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions                                  13.71         9.37         (1.25)
                                                                --------------------------------------------
   Total From Investment Operations                                  13.58          9.37         (1.27)
                                                                --------------------------------------------
Distributions

   From Net Investment Income                                        (0.04)        (0.16)          --

   From Net Realized Gains on Investment Transactions                (9.79)        (7.93)          --
                                                                --------------------------------------------
   Total Distributions                                               (9.83)        (8.09)          --
                                                                --------------------------------------------
Net Asset Value, End of Period                                       $53.19        $49.44        $48.16
                                                                ============================================
   Total Return(3)                                                   30.87%        22.67%        (2.57)%

Ratios/Supplemental Data
                                                                      1999          1998         1997(1)
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.25%         1.25%       1.25%(4)

Ratio of Net Investment Loss to Average Net Assets                   (0.22)%         --        (0.17)%(4)

Portfolio Turnover Rate                                               130%          165%           94%

Net Assets, End of Period (in thousands)                             $8,369        $1,617        $1,289

(1)  August 8, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

18  American Century Investments                      1-800-345-3533

VISTA FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                            1999        1998         1997         1996(1)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $ 9.23      $14.50       $15.67        $16.87
                                                        -------------------------------------------------
Income From Investment Operations

   Net Investment Loss(2)                                  (0.08)      (0.08)       (0.14)        (0.02)

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions                        6.16       (4.39)        0.15         (1.18)
                                                        -------------------------------------------------
   Total From Investment Operations                         6.08       (4.47)        0.01         (1.20)
                                                        -------------------------------------------------
Distributions

   From Net Realized Gains on
   Investment Transactions                                   --        (0.80)       (1.18)          --
                                                        -------------------------------------------------
Net Asset Value, End of Period                             $15.31      $ 9.23       $14.50        $15.67
                                                        ==================================================
   Total Return(3)                                         65.87%     (32.08)%       0.15%        (7.11)%

Ratios/Supplemental Data
                                                            1999        1998         1997         1996(1)
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.25%       1.25%        1.25%       1.25%(4)

Ratio of Net Investment Loss to Average Net Assets         (0.65)%     (0.67)%      (0.98)%     (1.20)%(4)

Portfolio Turnover Rate                                     187%        229%          96%           91%

Net Assets, End of Period (in thousands)                   $7,755      $4,052       $6,553         $5,646

(1)  October 2, 1996 (commencement of sale) through October 31, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                 American Century Investments  19

HERITAGE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                    1999          1998         1997(1)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $9.96         $14.85        $14.23
                                                               ----------------------------------------
Income From Investment Operations

    Net Investment Income (Loss)(2)                                (0.01)         0.02         (0.01)

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions                               3.03         (2.14)         0.63
                                                               ----------------------------------------
    Total From Investment Operations                                3.02         (2.12)         0.62
                                                               ----------------------------------------
Distributions

    From Net Investment Income                                      --(3)        (0.07)          --

    From Net Realized Gains on Investment Transactions               --          (2.70)          --
                                                               ----------------------------------------
    Total Distributions                                              --          (2.77)          --
                                                               ----------------------------------------
Net Asset Value, End of Period                                     $12.98         $9.96        $14.85
                                                               ========================================
    Total Return(4)                                                30.37%       (16.03)%        4.36%

Ratios/Supplemental Data
                                                                    1999          1998         1997(1)
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   1.25%         1.25%       1.25%(5)

Ratio of Net Investment Income (Loss) to Average Net Assets        (0.06)%        0.04%      (0.23)%(5)

Portfolio Turnover Rate                                             134%          148%           69%

Net Assets, End of Period (in thousands)                           $1,060         $748          $120

(1)  July 11, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

20  American Century Investments                             1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

www.americancentury.com                   American Century Investments  21

GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                             1999         1998        1997       1996        1995
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $28.03       $27.86      $22.21     $23.88      $22.99
                                           -----------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)           (0.07)       (0.01)       0.01      (0.01)       0.08

  Net Realized and Unrealized Gain
  on Investment Transactions                 9.03         4.35        6.07       1.47        4.08
                                           -----------------------------------------------------
  Total From Investment Operations           8.96         4.34        6.08       1.46        4.16
                                           -----------------------------------------------------
Distributions

  From Net Investment Income                  --           --        (0.18)     (0.07)      (0.05)

  From Net Realized Gains on
  Investment Transactions                   (5.39)       (4.17)      (0.25)     (2.98)      (3.18)

  In Excess of Net Realized Gains             --           --          --       (0.08)      (0.04)
                                           -----------------------------------------------------
  Total Distributions                       (5.39)       (4.17)      (0.43)     (3.13)      (3.27)
                                           -----------------------------------------------------
Net Asset Value, End of Period              $31.60       $28.03      $27.86     $22.21      $23.88
                                           =====================================================
  Total Return(2)                           36.31%       18.53%      27.85%      8.18%      22.31%

Ratios/Supplemental Data

                                             1999         1998        1997       1996        1995
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.00%        1.00%       1.00%      1.00%       1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets                (0.24)%      (0.02)%      0.02%     (0.10)%      0.40%

Portfolio Turnover Rate                       92%         126%         75%       122%        141%

Net Assets, End of Period (in millions)     $8,333       $6,097      $5,113     $4,765      $5,130

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

22  American Century Investments                                         1-800-345-3533

ULTRA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                1999        1998       1997        1996        1995
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $31.06      $33.46     $29.52      $28.03      $21.16
                                            ---------------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)              (0.14)      (0.02)      0.01       (0.05)      (0.07)

  Net Realized and Unrealized Gain
  on Investment Transactions                    11.17       4.70       5.62        2.84        7.58
                                            ---------------------------------------------------------
  Total From Investment Operations              11.03       4.68       5.63        2.79        7.51
                                            ---------------------------------------------------------
Distributions

  From Net Investment Income                     --        (0.01)       --          --          --

  From Net Realized Gains
  on Investment Transactions                   (3.12)      (7.07)     (1.69)      (1.19)      (0.64)

  In Excess of Net Realized Gains                --          --         --        (0.11)        --
                                            ---------------------------------------------------------
  Total Distributions                          (3.12)      (7.08)     (1.69)      (1.30)      (0.64)
                                            ---------------------------------------------------------
Net Asset Value, End of Period                 $38.97      $31.06     $33.46      $29.52      $28.03
                                            =========================================================
  Total Return(2)                              37.94%      17.61%     19.95%      10.79%      36.89%

Ratios/Supplemental Data
                                                1999        1998       1997        1996        1995
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.00%       1.00%      1.00%       1.00%       1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets                   (0.39)%     (0.08)%     0.03%      (0.20)%     (0.30)%

Portfolio Turnover Rate                          42%        128%       107%         87%         87%

Net Assets, End of Period (in millions)        $35,752     $25,396    $21,695     $18,266     $14,376

(1)  Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  23

SELECT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                            1999        1998        1997       1996        1995
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $49.54      $48.18      $41.52     $39.52      $37.67
                                        --------------------------------------------------------
Income From Investment Operations

   Net Investment Income(1)                 0.01        0.12        0.15       0.20        0.33

   Net Realized and Unrealized Gain
   on Investment Transactions               13.73       9.37        10.51      6.73        4.68
                                        --------------------------------------------------------
   Total From Investment Operations         13.74       9.49        10.66      6.93        5.01
                                        --------------------------------------------------------
Distributions

   From Net Investment Income              (0.17)      (0.20)      (0.32)     (0.27)      (0.28)

   From Net Realized Gains
   on Investment Transactions              (9.79)      (7.93)      (3.68)     (4.66)      (2.75)

   In Excess of Net Realized Gains           --          --          --         --        (0.13)
                                        --------------------------------------------------------
   Total Distributions                     (9.96)      (8.13)      (4.00)     (4.93)      (3.16)
                                        --------------------------------------------------------
Net Asset Value, End of Period             $53.32      $49.54      $48.18     $41.52      $39.52
                                        ========================================================
   Total Return(2)                         31.22%      22.96%      27.89%     19.76%      15.02%

Ratios/Supplemental Data
                                            1999        1998        1997       1996        1995
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.00%       1.00%       1.00%      1.00%       1.00%

Ratio of Net Investment Income
to Average Net Assets                       0.03%       0.25%       0.33%      0.50%       0.90%

Portfolio Turnover Rate                     130%        165%         94%       105%        106%

Net Assets, End of Period (in millions)    $7,216      $5,591      $4,769     $4,039      $4,008

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24  American Century Investments                                            1-800-345-3533

VISTA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                 1999       1998        1997         1996        1995
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 9.27     $14.53      $15.68       $15.73      $10.94
                                              --------------------------------------------------------
Income From Investment Operations

  Net Investment Loss(1)                        (0.05)     (0.05)      (0.10)       (0.11)      (0.08)

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                     6.19      (4.41)       0.13         1.09        4.90
                                              --------------------------------------------------------
  Total From Investment Operations               6.14      (4.46)       0.03         0.98        4.82
                                              --------------------------------------------------------
Distributions

  From Net Realized Gains
  on Investment Transactions                      --       (0.80)      (1.18)       (1.02)      (0.03)

  In Excess of Net Realized Gains                 --         --          --         (0.01)        --
                                              --------------------------------------------------------
  Total Distributions                             --       (0.80)      (1.18)       (1.03)      (0.03)
                                              --------------------------------------------------------
Net Asset Value, End of Period                  $15.41     $ 9.27      $14.53       $15.68      $15.73
                                              ========================================================
  Total Return(2)                               66.24%    (31.94)%      0.29%        6.96%      44.20%

Ratios/Supplemental Data
                                                 1999       1998        1997         1996        1995
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.00%      1.00%       1.00%        0.99%       0.98%

Ratio of Net Investment Loss
to Average Net Assets                           (0.40)%    (0.42)%     (0.73)%      (0.70)%     (0.60)%

Portfolio Turnover Rate                          187%       229%         96%          91%         89%

Net Assets, End of Period (in millions)         $1,146      $895       $1,828       $2,276      $1,676

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  25

HERITAGE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                 1999         1998        1997       1996         1995
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $9.98        $14.86      $12.24     $11.75       $10.32
                                             ----------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                       0.02         0.03        0.01        --          0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                     3.04        (2.14)       3.41       1.15         1.96
                                             ----------------------------------------------------------
  Total From Investment Operations               3.06        (2.11)       3.42       1.15         2.01
                                             ----------------------------------------------------------
Distributions

  From Net Investment Income                    (0.02)       (0.07)      (0.09)     (0.05)       (0.03)

  From Net Realized Gains
  on Investment Transactions                      --         (2.70)      (0.71)     (0.61)       (0.52)

  In Excess of Net Realized Gains                 --           --          --         --         (0.03)
                                             ----------------------------------------------------------
  Total Distributions                           (0.02)       (2.77)      (0.80)     (0.66)       (0.58)
                                             ----------------------------------------------------------
Net Asset Value, End of Period                  $13.02        $9.98      $14.86     $12.24       $11.75
                                             ==========================================================
  Total Return(2)                               30.71%      (15.87)%     29.56%     10.44%       21.04%

Ratios/Supplemental Data
                                                 1999         1998        1997       1996         1995
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.00%        1.00%       1.00%      0.99%        0.99%

Ratio of Net Investment
Income to Average Net Assets                     0.19%        0.29%       0.05%       --          0.50%

Portfolio Turnover Rate                          134%         148%         69%       122%         121%

Net Assets, End of Period (in millions)         $1,000        $978       $1,321     $1,083       $1,008

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

26          American Century Investments                                    1-800-345-3533

NOTES

www.americancentury.com                                   American Century Investments  27

NOTES

28          American Century Investments                                    1-800-345-3533

NOTES

www.americancentury.com                                   American Century Investments  29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18946

[front cover]

Your
AMERICAN CENTURY
prospectus

Growth Fund
Ultra(reg.sm) Fund
Select Fund
Vista Fund
Heritage Fund

                                                                  MARCH 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385

     Growth Fund
     Ultra Fund
     Select Fund
     Vista Fund
     Heritage Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                 American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds look for common stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth"
investment style begins on page 5.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

               1999     1998     1997
Growth        34.93%   37.12%
Ultra         41.63%   34.84%   23.36%
Select        22.46%   35.93%
Vista        119.18%  -13.98%   -8.54%
Heritage      51.52%    0.14%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest                       Lowest
--------------------------------------------------------------------------------
Growth               23.64% (4Q 1999)             -7.89% (3Q 1998)
--------------------------------------------------------------------------------
Ultra                32.01% (4Q 1999)             -11.71% (3Q 1998)
--------------------------------------------------------------------------------
Select               22.40% (4Q 1998)             -7.40% (3Q 1998)
--------------------------------------------------------------------------------
Vista                71.97% (4Q 1999)             -27.47% (3Q 1998)
--------------------------------------------------------------------------------
Heritage             40.50% (4Q 1999)             -21.13% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Institutional Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999  1 year          Life of Class(1)
--------------------------------------------------------------------------------
Growth                                        34.93%           32.22%
Russell 1000 Growth Index                     33.16%           32.37%(2)
--------------------------------------------------------------------------------
Ultra                                         41.63%           30.06%
S&P 500 Index                                 21.04%           26.65%
--------------------------------------------------------------------------------
Select                                        22.46%           30.17%
S&P 500 Index                                 21.04%           26.69%
--------------------------------------------------------------------------------
Vista                                        119.18%           18.99%
Russell 2500 Growth Index                     55.48%           22.05%(3)
--------------------------------------------------------------------------------
Heritage                                      51.52%           20.57%
S&P MidCap 400 Index                          14.72%           19.62%(4)

(1) The inception dates for the Institutional Class of the funds are Growth and
Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista, November
14, 1996.

(2) Since June 30, 1997, the date closest to the fund's inception for which data are available.

(3) Since November 30, 1996, the date closest to the fund's inception for which data are available.

(4) Since June 19, 1997, the date closest to the fund's inception for which data are available.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 23.

[left margin]

[graphic of pointing index finger] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing index finger] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at
www.americancentury.com.

www.americancentury.com                   American Century Investments  3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                 Management         Distribution and          Other               Total Annual Fund
                 Fee                Service (12b-1) Fees      Expenses(1)         Operating Expenses
------------------------------------------------------------------------------------------------------
Growth           0.80%              None                      0.00%               0.80%
------------------------------------------------------------------------------------------------------
Ultra            0.80%              None                      0.00%               0.80%
------------------------------------------------------------------------------------------------------
Select           0.80%              None                      0.00%               0.80%
------------------------------------------------------------------------------------------------------
Vista            0.80%              None                      0.00%               0.80%
------------------------------------------------------------------------------------------------------
Heritage         0.80%              None                      0.00%               0.80%

(1) Other expenses, which include the fees and expenses of the funds'
independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                  1 year        3 years         5 years        10 years
-------------------------------------------------------------------------
Growth            $82           $255            $443           $987
-------------------------------------------------------------------------
Ultra             $82           $255            $443           $987
-------------------------------------------------------------------------
Select            $82           $255            $443           $987
-------------------------------------------------------------------------
Vista             $82           $255            $443           $987
-------------------------------------------------------------------------
Heritage          $82           $255            $443           $987

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                          1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

GROWTH FUND
ULTRA FUND
SELECT FUND
VISTA FUND
HERITAGE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek long-term capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American
Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds.
That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American
Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the funds' assets will be invested in U.S. companies, there is no limit on the amount of assets the funds can invest in foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the funds' Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional
Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

[graphic of pointing index finger] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments   5

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The funds generally limit their purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade. Futures and options can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Growth, Ultra and Select generally invest in larger companies, although they may purchase companies of any size.

*  Vista and Heritage generally invest in companies that are medium-sized and smaller at the time of purchase, although they may purchase companies of any size.

*  Eighty percent of Select's and 60% of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the funds' strategy to invest most of their assets in stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce.
   The remaining 20% of Select's and 40% of Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the funds' style, the funds' gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the funds' assets primarily in U.S.
stocks, the funds may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

[left margin]

[graphic of pointing index finger] Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.

6   American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                       American Century Investments  7

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

GROWTH

C. KIM GOODWIN

Ms. Goodwin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October
1997. Before joining American Century, she served as Senior Vice President and
Portfolio Manager at Putnam Investments from May 1996 to September 1997, and
Vice President and Portfolio Manager at Prudential Investments from February
1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

ULTRA

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Ultra since 1981. He also is the Chief Investment
Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

JOHN R. SYKORA

Mr. Sykora, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in
May 1994 as an Investment Analyst. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered
Financial Analyst.

BRUCE A. WIMBERLY

Mr. Wimberly, Vice President and Senior Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in
September 1994 as an Investment Analyst. He has a bachelor of arts from
Middlebury College and an MBA from the Kellogg Graduate School of Management,
Northwestern University.

[left margin]

{graphic of pointing index finger] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

8  American Century Investments                             1-800-345-3533

SELECT

JERRY SULLIVAN

Mr. Sullivan, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in February 2000. Before joining American Century, he was a Portfolio Manager with the Franklin Templeton
Group from March 1998 to October 1999 and with SunAmerica in New York from
February 1995 to March 1998. He has a bachelor's degree in political science from Columbia College and an MBA with a concentration in finance and accounting from the Columbia Graduate School of Business.

KEN H. CRAWFORD

Mr. Crawford, Portfolio Manager, has been a member of the team that manages
Select since June 1999. He joined American Century in June 1995 as an Investment
Analyst and was promoted to Portfolio Manager in June 1999. From June 1995 to
December 1997 he served as an Investment Analyst on the Select team and from
December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for Texas Commerce Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

VISTA

ARNOLD K. DOUVILLE

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder
Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

GLENN A. FOGLE

Mr. Fogle, Vice President and Senior Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in
September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA in finance from Texas Christian University. He is a Chartered Financial Analyst.

HERITAGE

LINDA K. PETERSON

Ms. Peterson, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in
1986. She served as an Investment Analyst for American Century's growth-oriented equity funds from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of
Missouri-Kansas City. She is a Chartered Financial Analyst.

KURT STALZER

Mr. Stalzer, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since joining American Century in January 2000. Before joining American Century, he was a Portfolio Manager for Scudder Kemper
Investments from January 1997 to October 1999 and for Munder Capital Management
from January 1994 to December 1996. He has a BBA in finance and accounting from the University of Michigan-Dearborn.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments  9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

10  American Century Investments                                1-800-345-3533

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Service Representative 1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385 Kansas City, MO 64141-6385

Fax  816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

(*) Our bank information:
        Commerce Bank N.A.
        Routing No. 101000019
        Account No. 2804918

(*) The fund name

(*) Your American Century account number*

(*) Your name

(*) The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

www.americancentury.com                   American Century Investments  11

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

12  American Century Investments                             1-800-345-3533

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments   13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

14  American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments  15

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

16  American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

www.americancentury.com                   American Century Investments  17

GROWTH FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                            1999          1998         1997(1)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $28.08        $27.88        $25.75
                                                                      --------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(2)                                          (0.03)         0.05          0.01

  Net Realized and Unrealized Gain on Investment Transactions               9.07          4.34          2.12
                                                                      --------------------------------------------
  Total From Investment Operations                                          9.04          4.39          2.13
                                                                      --------------------------------------------
Distributions

  From Net Realized Gains on Investment Transactions                       (5.46)        (4.19)          --
                                                                      --------------------------------------------

Net Asset Value, End of Period                                             $31.66        $28.08        $27.88
                                                                      ============================================
  Total Return(3)                                                          36.62%        18.77%         8.27%

Ratios/Supplemental Data
                                                                            1999          1998         1997(1)
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                           0.80%         0.80%       0.80%(4)

Ratio of Net Investment Income to Average Net Assets                       (0.04)%        0.18%       0.07%(4)

Portfolio Turnover Rate                                                      92%          126%           75%

Net Assets, End of Period (in thousands)                                   $1,453         $465          $171

(1) June 16, 1997 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

18  American Century Investments                     1-800-345-3533

ULTRA FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                      1999         1998          1997(1)
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $31.12       $33.53         $30.78
                                                                ----------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(2)                                    (0.09)        0.03           0.06

  Net Realized and Unrealized Gain on Investment Transactions         11.22        4.72           4.38
                                                                ----------------------------------------
  Total From Investment Operations                                    11.13        4.75           4.44
                                                                ----------------------------------------
Distributions

  From Net Investment Income                                           --         (0.09)           --

  From Net Realized Gains on Investment Transactions                 (3.12)       (7.07)         (1.69)
                                                                ----------------------------------------
  Total Distributions                                                (3.12)       (7.16)         (1.69)
                                                                ----------------------------------------
Net Asset Value, End of Period                                       $39.13       $31.12         $33.53
                                                                ========================================
  Total Return(3)                                                    38.21%       17.85%         15.28%

Ratios/Supplemental Data
                                                                      1999         1998          1997(1)
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.80%        0.80%        0.80%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets          (0.19)%       0.12%        0.23%(4)

Portfolio Turnover Rate                                                42%         128%           107%

Net Assets, End of Period (in thousands)                            $186,025      $36,065         $334

(1) November 14, 1996 (commencement of sale) through October 31, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                      American Century Investments  19

SELECT FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                        1999          1998         1997(1)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $49.63        $48.24        $40.56
                                                                  ----------------------------------------
Income From Investment Operations

  Net Investment Income(2)                                              0.02          0.22          0.13

  Net Realized and Unrealized Gain on Investment Transactions           13.83         9.37          7.55
                                                                  ----------------------------------------
  Total From Investment Operations                                      13.85         9.59          7.68
                                                                  ----------------------------------------
Distributions

  From Net Investment Income                                           (0.28)        (0.27)          --

  From Net Realized Gains on Investment Transactions                   (9.79)        (7.93)          --
                                                                  ----------------------------------------
  Total Distributions                                                  (10.07)       (8.20)          --
                                                                  ----------------------------------------
Net Asset Value, End of Period                                         $53.41        $49.63        $48.24
                                                                  ========================================
  Total Return(3)                                                      31.47%        23.22%        18.93%

Ratios/Supplemental Data
                                                                        1999          1998         1997(1)
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       0.80%         0.80%       0.80%(4)

Ratio of Net Investment Income to Average Net Assets                    0.23%         0.45%       0.45%(4)

Portfolio Turnover Rate                                                 130%          165%           94%

Net Assets, End of Period (in thousands)                              $112,293        $173         $11,486

(1) March 13, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

20  American Century Investments                      1-800-345-3533

VISTA FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                             1999         1998          1997(1)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                        $ 9.32       $14.56         $15.73
                                                                        ---------------------------------------
Income From Investment Operations

  Net Investment Loss(2)                                                    (0.04)       (0.01)         (0.07)

  Net Realized and Unrealized Gain (Loss) on Investment Transactions         6.23        (4.43)          0.08
                                                                        ---------------------------------------
  Total From Investment Operations                                           6.19        (4.44)          0.01
                                                                        ---------------------------------------
Distributions

  From Net Realized Gains on Investment Transactions                          --         (0.80)         (1.18)
                                                                        ---------------------------------------
Net Asset Value, End of Period                                              $15.51       $ 9.32         $14.56
                                                                        =======================================
  Total Return(3)                                                           66.42%      (31.72)%         0.17%

Ratios/Supplemental Data
                                                                             1999         1998          1997(1)
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                            0.80%        0.80%        0.80%(4)

Ratio of Net Investment Loss to Average Net Assets                          (0.20)%      (0.22)%      (0.53)%(4)

Portfolio Turnover Rate                                                      187%         229%            96%

Net Assets, End of Period (in thousands)                                     $122          $60          $13,581

(1) November 14, 1996 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                American Century Investments  21

HERITAGE FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                  1999          1998         1997(1)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.00        $14.87        $13.60
                                                            ----------------------------------------
Income From Investment Operations

  Net Investment Income(2)                                        0.04          0.06          0.01

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions                               3.04         (2.14)         1.26
                                                            ----------------------------------------
  Total From Investment Operations                                3.08         (2.08)         1.27
                                                            ----------------------------------------

Distributions

  From Net Investment Income                                     (0.04)        (0.09)          --

  From Net Realized Gains on
  Investment Transactions                                          --          (2.70)          --
                                                            ----------------------------------------
  Total Distributions                                            (0.04)        (2.79)          --
                                                            ----------------------------------------
Net Asset Value, End of Period                                   $13.04        $10.00        $14.87
                                                            ========================================
  Total Return(3)                                                30.92%       (15.67)%        9.34%

Ratios/Supplemental Data
                                                                  1999          1998         1997(1)
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 0.80%         0.80%       0.80%(4)

Ratio of Net Investment Income to Average Net Assets              0.39%         0.49%       0.21%(4)

Portfolio Turnover Rate                                           134%          148%           69%

Net Assets, End of Period (in thousands)                           $92           $70          $129

(1)  June 16, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

22  American Century Investments                             1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Reports are included in the funds' annual reports for the year ended October 31, 1999, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

www.americancentury.com                American Century Investments  23

GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                            1999           1998         1997          1996           1995
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $28.03         $27.86       $22.21        $23.88         $22.99
                                          ---------------------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)          (0.07)         (0.01)        0.01         (0.01)          0.08

  Net Realized and Unrealized Gain
  on Investment Transactions                9.03           4.35         6.07          1.47           4.08
                                          ---------------------------------------------------------------
  Total From Investment Operations          8.96           4.34         6.08          1.46           4.16
                                          ---------------------------------------------------------------
Distributions

  From Net Investment Income                 --             --         (0.18)        (0.07)         (0.05)

  From Net Realized Gains on
  Investment Transactions                  (5.39)         (4.17)       (0.25)        (2.98)         (3.18)

  In Excess of Net Realized Gains            --             --           --          (0.08)         (0.04)
                                          ---------------------------------------------------------------
  Total Distributions                      (5.39)         (4.17)       (0.43)        (3.13)         (3.27)
                                          ---------------------------------------------------------------
Net Asset Value, End of Period             $31.60         $28.03       $27.86        $22.21         $23.88
                                          ===============================================================
  Total Return(2)                          36.31%         18.53%       27.85%         8.18%         22.31%

Ratios/Supplemental Data

                                            1999           1998         1997          1996           1995
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.00%          1.00%        1.00%         1.00%          1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets               (0.24)%        (0.02)%       0.02%        (0.10)%         0.40%

Portfolio Turnover Rate                      92%           126%          75%          122%           141%

Net Assets, End of Period (in millions)    $8,333         $6,097       $5,113        $4,765         $5,130

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

24  American Century Investments                                         1-800-345-3533

ULTRA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                              1999         1998        1997        1996        1995
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $31.06       $33.46      $29.52      $28.03      $21.16
                                          ---------------------------------------------------------
Income From Investment Operations

  Net Investment Income (Loss)(1)            (0.14)       (0.02)       0.01       (0.05)      (0.07)

  Net Realized and Unrealized Gain
  on Investment Transactions                  11.17        4.70        5.62        2.84        7.58
                                          ---------------------------------------------------------
  Total From Investment Operations            11.03        4.68        5.63        2.79        7.51
                                          ---------------------------------------------------------
Distributions

  From Net Investment Income                   --         (0.01)        --          --          --

  From Net Realized Gains
  on Investment Transactions                 (3.12)       (7.07)      (1.69)      (1.19)      (0.64)

  In Excess of Net Realized Gains              --           --          --        (0.11)        --
                                          ---------------------------------------------------------
  Total Distributions                        (3.12)       (7.08)      (1.69)      (1.30)      (0.64)
                                          ---------------------------------------------------------
Net Asset Value, End of Period               $38.97       $31.06      $33.46      $29.52      $28.03
                                          =========================================================
  Total Return(2)                            37.94%       17.61%      19.95%      10.79%      36.89%

Ratios/Supplemental Data
                                              1999         1998        1997        1996        1995
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%        1.00%       1.00%       1.00%       1.00%

Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.39)%      (0.08)%      0.03%      (0.20)%     (0.30)%

Portfolio Turnover Rate                        42%         128%        107%         87%         87%

Net Assets, End of Period (in millions)      $35,752      $25,396     $21,695     $18,266     $14,376

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  25

SELECT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                              1999        1998         1997       1996         1995
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $49.54      $48.18       $41.52     $39.52       $37.67
                                         ---------------------------------------------------------
Income From Investment Operations

   Net Investment Income(1)                   0.01        0.12         0.15       0.20         0.33

   Net Realized and Unrealized Gain
   on Investment Transactions                 13.73       9.37         10.51      6.73         4.68
                                         ---------------------------------------------------------
   Total From Investment Operations           13.74       9.49         10.66      6.93         5.01
                                         ---------------------------------------------------------
Distributions

   From Net Investment Income                (0.17)      (0.20)       (0.32)     (0.27)       (0.28)

   From Net Realized Gains
   on Investment Transactions                (9.79)      (7.93)       (3.68)     (4.66)       (2.75)

   In Excess of Net Realized Gains             --          --           --         --         (0.13)
                                         ---------------------------------------------------------
   Total Distributions                       (9.96)      (8.13)       (4.00)     (4.93)       (3.16)
                                         ---------------------------------------------------------
Net Asset Value, End of Period               $53.32      $49.54       $48.18     $41.52       $39.52
                                         =========================================================
   Total Return(2)                           31.22%      22.96%       27.89%     19.76%       15.02%

Ratios/Supplemental Data
                                              1999        1998         1997       1996         1995
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%       1.00%        1.00%      1.00%        1.00%

Ratio of Net Investment Income
to Average Net Assets                         0.03%       0.25%        0.33%      0.50%        0.90%

Portfolio Turnover Rate                       130%        165%          94%       105%         106%

Net Assets, End of Period (in millions)      $7,216      $5,591       $4,769     $4,039       $4,008

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

26  American Century Investments                                            1-800-345-3533

VISTA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                1999       1998          1997         1996          1995
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $ 9.27     $14.53        $15.68       $15.73        $10.94
                                            ------------------------------------------------------------
Income From Investment Operations

  Net Investment Loss(1)                       (0.05)     (0.05)        (0.10)       (0.11)        (0.08)

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                    6.19      (4.41)         0.13         1.09          4.90
                                            ------------------------------------------------------------
  Total From Investment Operations              6.14      (4.46)         0.03         0.98          4.82
                                            ------------------------------------------------------------
Distributions

  From Net Realized Gains
  on Investment Transactions                     --       (0.80)        (1.18)       (1.02)        (0.03)

  In Excess of Net Realized Gains                --         --            --         (0.01)          --
                                            ------------------------------------------------------------
  Total Distributions                            --       (0.80)        (1.18)       (1.03)        (0.03)
                                            ------------------------------------------------------------
Net Asset Value, End of Period                 $15.41     $ 9.27        $14.53       $15.68        $15.73
                                            ============================================================
  Total Return(2)                              66.24%    (31.94)%        0.29%        6.96%        44.20%

Ratios/Supplemental Data
                                                1999       1998          1997         1996          1995
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.00%      1.00%         1.00%        0.99%         0.98%

Ratio of Net Investment Loss
to Average Net Assets                          (0.40)%    (0.42)%       (0.73)%      (0.70)%       (0.60)%

Portfolio Turnover Rate                         187%       229%           96%          91%           89%

Net Assets, End of Period (in millions)        $1,146      $895         $1,828       $2,276        $1,676

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                                   American Century Investments  27

HERITAGE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                                 1999         1998        1997        1996         1995
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $9.98        $14.86      $12.24      $11.75       $10.32
                                             ----------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                       0.02         0.03        0.01         --          0.05

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                     3.04        (2.14)       3.41        1.15         1.96
                                             ----------------------------------------------------------
  Total From Investment Operations               3.06        (2.11)       3.42        1.15         2.01
                                             ----------------------------------------------------------
Distributions

  From Net Investment Income                    (0.02)       (0.07)      (0.09)      (0.05)       (0.03)

  From Net Realized Gains
  on Investment Transactions                      --         (2.70)      (0.71)      (0.61)       (0.52)

  In Excess of Net Realized Gains                 --           --          --          --         (0.03)
                                             ----------------------------------------------------------
  Total Distributions                           (0.02)       (2.77)      (0.80)      (0.66)       (0.58)
                                             ----------------------------------------------------------
Net Asset Value, End of Period                  $13.02        $9.98      $14.86      $12.24       $11.75
                                             ==========================================================
  Total Return(2)                               30.71%      (15.87)%     29.56%      10.44%       21.04%

Ratios/Supplemental Data
                                                 1999         1998        1997        1996         1995
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.00%        1.00%       1.00%       0.99%        0.99%

Ratio of Net Investment
Income to Average Net Assets                     0.19%        0.29%       0.05%        --          0.50%

Portfolio Turnover Rate                          134%         148%         69%        122%         121%

Net Assets, End of Period (in millions)         $1,000        $978       $1,321      $1,083       $1,008

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

28          American Century Investments                                    1-800-345-3533

NOTES

www.americancentury.com                                   American Century Investments  29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for
                           location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18947

Your
AMERICAN CENTURY
prospectus

Giftrust(reg.sm) Fund

                                                                   March 1, 2000
                                                                  Investor Class

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc., Distributor

[american century logo (reg. sm)]
American
Century

[inside front cover]

Dear Investor,

 Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

 As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

 An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

 Fund Performance History - See how the fund performed from year to year.

 Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

 Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

 As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

 Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

 Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

                           Sincerely,

                           [signature of Mark Killen]
                           Mark Killen
                           Senior Vice President
                           American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                   American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund looks for common stocks of growing, small- to medium-sized companies.
The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American
Century's "growth"investment style begins on page 5.

The fund's principal risks include:

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are looking for a unique way to give a gift to a child or another individual. You cannot establish or make investments in a Giftrust for

*  yourself,

*  your spouse or

*  an entity other than an individual (such as a corporation, partnership or other profit or nonprofit organization)

Instead, you must establish an irrevocable trust using the Giftrust Agreement, which is part of the Giftrust Kit from American Century.

The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. The duration of the trust may be as long as you wish, provided it is at least 10 years from the time you make the first gift in the Giftrust or until the beneficiary reaches the age of majority, whichever is later. THE GIFTRUST IS IRREVOCABLE. BEFORE THE MATURITY DATE YOU
SPECIFY, NEITHER YOU NOR THE BENEFICIARY MAY AMEND THE TERMS OF THE TRUST IN ANY
WAY.

The beneficiary is not required to redeem the account when it reaches maturity.
The beneficiary may redeem, exchange or leave all or a portion of the account proceeds in the Giftrust after the term of the trust expires. Additional investments are not allowed after maturity, except for reinvestment of distributions.

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund is not a good investment if you are

*  uncomfortable giving up control of your gift

*  uncomfortable with the risks associated with the fund's investment strategy and its short-term volatility

*  intending to make a gift that qualifies for the annual Gift Tax exclusion
   (see "Gift Taxes" on page 13)

[left margin]

[graphic of finger pointing]

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2        American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data below]

1999     87.26%
1998    -13.09%
1997     -1.20%
1996      5.78%
1995     38.32%
1994     13.49%
1993     31.41%
1992     18.00%
1991     84.91%
1990    -16.96%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                          Highest                  Lowest
Giftrust                  56.31% (4Q 1999)         -30.74% (3Q 1990)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999    1 year    5 years    10 years    Life of fund(1)
Giftrust                                         87.26%    18.65%      20.30%        20.06%
Russell 2000 Growth Index                        43.09%    18.99%      13.51%        10.64%(2)

(1)  The inception date of Giftrust is November 25, 1983.

(2)  Since November 30, 1983, the date closest to the fund's inception for which data are available.

[left margin]

[graphic of finger pointing]

The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments      3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to establish a Giftrust account

*  to reinvest dividends in additional shares

*  for the beneficiary to redeem or exchange into the Investor Class shares of other American Century funds after the Giftrust has matured

The following tables describe the fees and expenses a Giftrust will pay during the life of the trust.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

             Management    Distribution and        Other         Total Annual Fund
             Fee           Service (12b-1) Fees    Expenses(1)   Operating Expenses
Giftrust     1.00%         None                    0.00%         1.00%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming
 . . .

*  you establish a $10,000 Giftrust account

*  the account earns a 5% return each year

*  the same operating expenses shown above apply each year

 . . . the cost of investing in the fund would be:

                   1 year         3 years        5 years        10 years
----------------------------------------------------------------------
Giftrust            $102           $318           $551           $1,219

TRUST EXPENSES

Each Giftrust account for which the trustee files a tax return will be charged a
$10 fee to help offset a portion of the cost of preparing the return. See
"Taxes" on page 13.

Additionally, each maturing Giftrust account established after March 31, 1996, will be charged a $100 administrative fee to help offset the costs incurred by the trustee as a result of the Giftrust reaching maturity.

[left margin]

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4        American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

GIFTRUST FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of small- to medium-sized companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes situations where a company's growth rate although still negative, is less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for companies with accelerating growth to invest in, rather than simply buying any company in a growing industry or sector. Using
American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[graphic of finger pointing]

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments       5

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

Giftrust will usually purchase common stocks of U.S. and foreign companies that are small- to medium-sized at the time of purchase, but it can purchase other types of securities as well. The fund also may invest in domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

* The minimum term of a Giftrust is 10 years. By the terms of the trust, a gift is irrevocable and will be held in the trust until its term expires.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because Giftrust generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds.
Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Giftrust is intended for investors who want to give a gift to another individual but want that gift to have the potential to grow over time
(at least 10 years) in a fund that seeks long-term capital growth through an aggressive equity fund. Investors wanting to make such a gift must be willing to give up control over the gift and accept the risks associated with the fund's investment strategy.

[left margin]

[graphic of finger pointing]

Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share.
American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges of the fund. These boundaries are updated several times a year to reflect changes in stock valuations.

6        American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.
Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages Giftrust since rejoining American Century in January 1998.
With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the
University of Kansas and an MBA from Dartmouth College. He is a Chartered
Financial Analyst.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages Giftrust since October 1993. He joined American Century in June
1993 as an Investment Analyst and was promoted to Portfolio Manager in July
1996. He has a bachelor's degree in accounting and finance from Kansas State
University and an MBA in finance from Indiana University. He is a Chartered
Financial Analyst and a Certified Public Accountant.

TOM TELFORD

Mr. Telford, Portfolio Manager, has been a member of the team that manages
Giftrust since July 1996 and was promoted to Portfolio Manager in February 2000.
He joined American Century in July 1996 as an Investment Analyst. Before joining
American Century, he attended the Wharton School of Business, University of
Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from Southern Methodist University. He is a Chartered Financial Analyst and a Certified Public Accountant.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments       7

HOW TO INVEST IN GIFTRUST

You must conduct business in writing on a Giftrust account unless you establish telephone services. Please remember that the person establishing a Giftrust account may make additional gifts to the account before it matures but gives up the right to redeem or exchange shares. If you choose to do business in writing only, you must provide written instructions to make additional gifts into the
Giftrust account. If you want to add services later, you can complete an
Investor Service Options form.

BY TELEPHONE

Investor Relations 1-800-345-2021

Automated Information Line 1-800-345-8765 24 hours a day, seven days a week

[illustration of telephone]

OPEN AN ACCOUNT

A Giftrust account must be established in writing with an initial gift of at least $2,500. Call us for a Giftrust Kit.

MAKE ADDITIONAL GIFTS

Call if you have authorized us to invest from your bank account. Additional gifts must be at least $50.

BY MAIL OR FAX

P.O. Box 419200 Kansas City, MO 64141-6200

Fax  816-340-7962

[illustration of envelope]

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from another American Century account into the Giftrust account.

MAKE ADDITIONAL GIFTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include the name, address and account number to be credited on your check or money order.

AUTOMATICALLY

[illustration of arrows in circle]

OPEN AN ACCOUNT

Not available.

MAKE ADDITIONAL INVESTMENTS

Select "Establish Automatic Investments" on your application to make automatic gifts of shares on a regular basis. You must invest at least $600 per year per account.

BY WIRE

[illustration of wire machine]

OPEN AN ACCOUNT

Send a signed and completed application. Give your bank the following information:

* Our bank information:
        Commerce Bank N.A.
        Routing No. 101000019
        ACMF Account No. 2804918

* Giftrust Fund

* The American Century Giftrust account number

* Giftrust beneficiary's name

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

IN PERSON

[illustration of a person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account and make additional investments.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California              9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday      Englewood, Colorado
                                       8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

8        American Century Investments                             1-800-345-2021

HOW TO MANAGE A MATURED GIFTRUST ACCOUNT

The beneficiary will be notified before the Giftrust matures. On the maturity date, the Giftrust shares will be transferred to a Giftrust account established in the sole name and Social Security number of the beneficiary. The beneficiary can choose to do business either in writing only or with telephone services.
Once a Giftrust matures, no additional investments may be made into the Giftrust account.

If In-Writing-Only service is established once the Giftrust matures, the beneficiary will need to provide written instructions in order to exchange and redeem Giftrust shares. The beneficiary must sign transaction instructions (with signature guaranteed for redemptions in excess of $100,000). If the beneficiary wants to add services later, he or she can complete an Investor Service Options form.

BY TELEPHONE

Investor Relations 1-800-345-2021

Automated Information Line 1-800-345-8765 24 hours a day, seven days a week

[illustration of telephone]

EXCHANGE MATURED SHARES

Call or use our Automated Information Line if we have been authorized to accept telephone instructions.

SELL MATURED SHARES

Call an Investor Relations Representative.

ONLINE

www.americancentury.com

[illustration of a computer]

EXCHANGE MATURED SHARES

Exchange shares into another American Century account.

SELL MATURED SHARES

Not available.

BY MAIL OR FAX

P.O. Box 419200 Kansas City, MO 64141-6200

Fax  816-340-7962

[illustration of a envelope]

EXCHANGE MATURED SHARES

Send written instructions to exchange shares from the Giftrust account to another American Century fund.

SELL MATURED SHARES

Send written instructions or a redemption form to sell shares. Call an Investor
Relations Representative to request a form.

www.americancentury.com                   American Century Investments     9

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

AUTOMATICALLY

[illustration of arrows in circle]

EXCHANGE MATURED SHARES

Send written instructions to set up an automatic exchange of your shares from the Giftrust account to another American Century account.

SELL MATURED SHARES

If the beneficiary has at least $10,000 in his or her account, he or she may sell shares automatically by establishing a Check-A-Month or Automatic
Redemption plans.

BY WIRE

[graphic of finger pointing]

If the beneficiary requests redemptions by wire, $10 will be deducted from the amount wired. The beneficiary's bank also may charge a fee.

[illustration of wire machine]

EXCHANGE MATURED SHARES

Not available.

SELL MATURED SHARES

A beneficiary can receive redemption proceeds by wire or electronic transfer.
(This service is not available if the beneficiary has chosen to do business in writing only.)

IN PERSON

[illustration of a person]

If the beneficiary prefers to handle transactions in person, he or she can visit one of our Investor Centers and a representative can help.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California             9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday     Englewood, Colorado
                                      8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

10        American Century Investments                             1-800-345-2021

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, the beneficiary redeems fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than
$250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, the beneficiary may have to pay brokerage or other transaction costs to convert the securities to cash.

If the redemption exceeds this limit and the beneficiary would like to avoid being paid in securities, he or she should provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12        American Century Investments                           1-800-345-2021

TAXES

The following is only a summary of the tax law effects of establishing a
Giftrust account. The tax laws applicable to trusts in general are quite complex. You should consider consulting your tax advisor or attorney before opening a Giftrust account. Distributions by the fund will impact the amount of taxes paid by the trust. Distributions may consist of dividend and interest income the fund receives on its investments or capital gains it generates as a result of the sale of its securities.

Taxability of Distributions

Distributions of income are taxable to the trust as ordinary income.
Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket  Tax Rate for 28% Bracket or Above
-------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate      Ordinary income rate
-------------------------------------------------------------------------------------
Long-term capital gains     10%                       20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long the
Giftrust has been in existence. No federal income tax is due from the trust unless its income exceeds approximately $100 in a year. Distributions also may be subject to state and local taxes. The trustee files all state and federal tax returns and pays the taxes by redeeming the appropriate number of shares from the trust. A $10 fee is charged to the trust for each year a tax return is filed. This also is done by redeeming shares from the trust.

Taxes on Transactions

Redemptions by beneficiaries once the Giftrust has matured -- including exchanges to other American Century funds -- are subject to capital gains tax.
Based on current tax law, which is subject to change, gains or losses would be treated as either short-term capital gains or losses or long-term capital gains or losses.

Gift Taxes

Establishing a Giftrust (and making future contributions) is considered a gift of a future interest under the federal tax code. That means the gift does not qualify for the annual gift tax exclusion of $10,000 (indexed for inflation). If you give a Giftrust, you must file a United States Gift Tax Return (Form 709).
If you make additional investments in subsequent years, a Gift Tax Return must be filed for each year's gift(s). No gift tax is payable until your cumulative lifetime gifts exceed the exemption equivalent of $650,000 (through 1999 and increasing over six years to $1 million in 2006). Each gift is applied against the exemption equivalent that would otherwise be available in the future.

www.americancentury.com                   American Century Investments     13

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

14        American Century Investments                            1-800-345-2021

GIFTRUST FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data

                                                          1999        1998        1997       1996         1995
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $16.85     $25.46       $25.79     $25.63       $20.50
                                                       --------------------------------------------------------
Income From Investment Operations

  Net Investment Loss(1)                               (0.14)      (0.12)      (0.18)     (0.20)       (0.16)

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions                    10.09       (7.74)        0.63       2.46         6.37
                                                       --------------------------------------------------------
  Total From Investment Operations                      9.95       (7.86)        0.45       2.26         6.21
                                                       --------------------------------------------------------
Distributions
  From Net Realized Gains on
  Investment Transactions                                  --      (0.75)      (0.78)     (2.10)       (1.08)

  In Excess of Net Realized Gains                          --         --(2)        --          --          --
                                                       --------------------------------------------------------
  Total Distributions                                      --      (0.75)      (0.78)     (2.10)       (1.08)
                                                       --------------------------------------------------------
Net Asset Value, End of Period                        $26.80       $16.85      $25.46     $25.79       $25.63
                                                       ========================================================
  Total Return(3)                                      59.05%    (31.55)%       1.95%      9.72%       32.52%

Ratios/Supplemental Data
                                                         1999        1998        1997       1996         1995
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.00%         1.00%       1.00%      0.98%        0.98%
Ratio of Net Investment Loss to Average Net Assets   (0.66)%       (0.54)%     (0.74)%    (0.80)%      (0.70)%
Portfolio Turnover Rate                                 117%          147%        118%       121%         105%
Net Assets, End of Period (in millions)               $1,250         $757       $1,024      $866        $561

(1)  Computed using average shares outstanding throughout the period.

(2)  Per share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                      American Century Investments     15

NOTES

16        American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments           17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18967

[front cover]

Your
AMERICAN CENTURY
prospectus

Balanced Fund
                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 5.

The fund's principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking a fund that combines the potential for long-term capital growth with income

*  seeking the convenience of a fund that invests in both equity and fixed-income securities

*  comfortable with the risks associated with the fund's investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  not wanting current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2     American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

               1999     1998     1997     1996     1995     1994     1993     1992     1991     1990
Balanced      10.10%   16.29%   16.93%   12.61%   21.37%   -0.07%    7.24%   -6.06%   46.86%    1.82%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                           Highest                           Lowest
--------------------------------------------------------------------------------
Balanced                   15.95% (4Q 1991)                  -11.22% (3Q 1990)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year       5 years       10 years     Life of Fund(1)
----------------------------------------------------------------------------------------------------------
Balanced                                          10.10%       15.39%         11.90%           12.72%
Blended Index(2)                                  12.30%       20.23%         14.00%        14.68%(3)
S&P 500 Index                                 21.04%       28.56%         18.21%        19.09%(3)
Lehman Aggregate Bond Index                       -0.82%        7.73%          7.70%         8.06%(3)

(1) The fund's inception date is October 20, 1988.

(2) The blended index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the blended index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the blended index consists of the Lehman
Aggregate Bond Index, which represents the fixed-income portion.

(3) Since October 31, 1988, the date closest to the fund's inception for which data are available.

[left margin]

[graphic of pointing index finger] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger] For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's
Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments  3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                  Management        Distribution and          Other          Total Annual Fund
                  Fee               Service (12b-1) Fees      Expenses(1)    Operating Expenses
------------------------------------------------------------------------------------------------
Balanced          1.00%             None                      0.00%          1.00%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                 1 year       3 years       5 years        10 years
---------------------------------------------------------------------
Balanced         $102         $318           $551           $1,219

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4  American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions, the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

www.americancentury.com                    American Century Investments  5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

*  The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

*  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

[left margin]

[graphic of pointing index finger] Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the
Statement of Additional Information.

6  American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.0% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

EQUITY

JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group
Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an
MBA in finance from the University of California. He is a Chartered Financial
Analyst.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American
Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a Chartered Financial
Analyst.

FIXED INCOME

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages
Balanced since January 1999. He joined American Century in February 1996 as an
Investment Analyst. Prior to joining American Century, he served as an Assistant
Vice President and Analyst for First Interstate Bank, Los Angeles, from July
1993 to January 1996. He has a bachelor's degree in marketing from Loyola
Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger} CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8  American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax 816-340-7962

{graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments  9

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of wire machine]

[graphic of pointing index finger] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number+

* Your name

* The contribution year (for IRAs only)

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday -- Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

10  American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                                      $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                          $1,000
--------------------------------------------------------------------------------
Roth IRA                                                                 $1,000
--------------------------------------------------------------------------------
Education IRA                                                              $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                                $2,500
--------------------------------------------------------------------------------
403(b)                                                            No minimum(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                            $2,500(2)

(1) For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

www.americancentury.com                   American Century Investments  11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12  American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly. The fund generally pays distributions from realized capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments  13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

14  American Century Investments                             1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments  15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16  American Century Investments                             1-800-345-2021

BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                              1999         1998        1997         1996         1995
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $19.39       $19.55      $18.55       $17.70       $15.94
                                          -------------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                    0.46         0.42        0.40         0.44         0.48

  Net Realized and Unrealized Gain
  on Investment Transactions                  1.69         1.45        2.41         1.88         2.03
                                          -------------------------------------------------------------
  Total From Investment Operations            2.15         1.87        2.81         2.32         2.51
                                          -------------------------------------------------------------
Distributions

  From Net Investment Income                 (0.47)       (0.43)      (0.43)       (0.46)       (0.48)

  From Net Realized Gains on
  Investment Transactions                    (2.12)       (1.60)      (1.38)       (1.01)       (0.27)
                                          -------------------------------------------------------------
  Total Distributions                        (2.59)       (2.03)      (1.81)       (1.47)       (0.75)
                                          -------------------------------------------------------------
Net Asset Value, End of Period               $18.95       $19.39      $19.55       $18.55       $17.70
                                          =============================================================
  Total Return(2)                            12.03%       10.46%      16.34%       14.04%       16.36%

Ratios/Supplemental Data
                                              1999         1998        1997         1996         1995
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%        1.00%       1.00%        0.99%        0.98%

Ratio of Net Investment Income
to Average Net Assets                         2.44%        2.16%       2.15%        2.50%        2.90%

Portfolio Turnover Rate                       128%         102%        110%         130%          85%

Net Assets, End of Period (in millions)       $914         $938        $926         $879         $816

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

www.americancentury.com                   American Century Investments  17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18952

[front cover]

Your
AMERICAN CENTURY
prospectus

Balanced Fund
                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 5.

The fund's principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking a fund that combines the potential for long-term capital growth with income

*  seeking the convenience of a fund that invests in both equity and fixed-income securities

*  comfortable with the risks associated with the fund's investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  not wanting current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2  American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

[bar chart data shown below]

               1999     1998
Balanced       9.75%   16.01%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                           Highest                           Lowest
--------------------------------------------------------------------------------
Balanced                   9.32% (4Q 1998)                   -6.93% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year     Life of Fund(1)
------------------------------------------------------------------------------
Balanced                                           9.75%         13.75%()
Blended Index(2)                                  12.30%        18.83%(3)
S&P 500 Index                                 21.04%        27.56%(3)
Lehman Aggregate Bond Index                       -0.82%         5.73%(3)

(1)  The inception date for the Advisor Class of the fund is January 6, 1997.

(2)  The  blended  index  is a  combination  of  two  widely  known  indices  in proportion to the approximate  asset mix of the fund.  Accordingly,  60% of the blended index  consists of the  performance  of the S&P 500,  which represents  the equity  portion of the fund,  and 40% of the blended  index
     consists  of  the  Lehman  Aggregate  Bond  Index,   which  represents  the
     fixed-income portion.

(3)  Since December 31, 1996, the date closest to the fund's inception for which data are available.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 16.

[left margin]

[graphic of pointing index finger] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at
www.americancentury.com.

www.americancentury.com                    American Century Investments  3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                Management     Distribution and          Other          Total Annual Fund
                Fee            Service (12b-1) Fees(1)   Expenses(2)    Operating Expenses
------------------------------------------------------------------------------------------
Balanced        0.75%          0.50%                     0.00%          1.25%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 13.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                   1 year       3 years       5 years        10 years
-----------------------------------------------------------------------
Balanced           $127         $395           $683           $1,503

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4  American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions, the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

www.americancentury.com                    American Century Investments  5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

*  The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

*  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

[left margin]

[graphic of pointing index finger] Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the
Statement of Additional Information.

6  American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.75% of the average net assets of the Advisor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

EQUITY

JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group
Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an
MBA in finance from the University of California. He is a Chartered Financial
Analyst.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American
Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a Chartered Financial
Analyst.

FIXED INCOME

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages
Balanced since January 1999. He joined American Century in February 1996 as an
Investment Analyst. Prior to joining American Century, he served as an Assistant
Vice President and Analyst for First Interstate Bank, Los Angeles, from July
1993 to January 1996. He has a bachelor's degree in marketing from Loyola
Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger} CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8  American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments  9

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

10  American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly. The fund generally pays distributions from realized capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments  11

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

12  American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions, or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

www.americancentury.com                   American Century Investments  13

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

14  American Century Investments                             1-800-345-3533

BALANCED FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                                       1999          1998        1997(1)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $19.38        $19.55       $17.46
                                                                   --------------------------------------
Income From Investment Operations

   Net Investment Income(2)                                            0.41          0.37         0.29

   Net Realized and Unrealized Gain on Investment Transactions         1.69          1.44         2.04
                                                                   --------------------------------------
   Total From Investment Operations                                    2.10          1.81         2.33
                                                                   --------------------------------------
Distributions

   From Net Investment Income                                         (0.42)        (0.38)       (0.24)

   From Net Realized Gains on Investment Transactions                 (2.12)        (1.60)         --
                                                                   --------------------------------------
   Total Distributions                                                (2.54)        (1.98)       (0.24)
                                                                   --------------------------------------
Net Asset Value, End of Period                                        $18.94        $19.38       $19.55
                                                                   ======================================
   Total Return(3)                                                    11.74%        10.15%       13.42%

Ratios/Supplemental Data
                                                                       1999          1998        1997(1)
---------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.25%         1.25%      1.25%(4)

Ratio of Net Investment Income to Average Net Assets                   2.19%         1.91%      1.90%(4)

Portfolio Turnover Rate                                                128%          102%         110%

Net Assets, End of Period (in thousands)                              $10,946       $6,723       $5,724

(1)  January 6, 1997 (commencement of sale) through October 31, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments  15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16  American Century Investments                             1-800-345-3533

BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                               1999         1998        1997         1996         1995
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.39       $19.55      $18.55       $17.70       $15.94
                                           -------------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                     0.46         0.42        0.40         0.44         0.48

  Net Realized and Unrealized Gain
  on Investment Transactions                   1.69         1.45        2.41         1.88         2.03
                                           -------------------------------------------------------------
  Total From Investment Operations             2.15         1.87        2.81         2.32         2.51
                                           -------------------------------------------------------------
Distributions

  From Net Investment Income                  (0.47)       (0.43)      (0.43)       (0.46)       (0.48)

  From Net Realized Gains on
  Investment Transactions                     (2.12)       (1.60)      (1.38)       (1.01)       (0.27)
                                           -------------------------------------------------------------
  Total Distributions                         (2.59)       (2.03)      (1.81)       (1.47)       (0.75)
                                           -------------------------------------------------------------
Net Asset Value, End of Period                $18.95       $19.39      $19.55       $18.55       $17.70
                                           =============================================================
  Total Return(2)                             12.03%       10.46%      16.34%       14.04%       16.36%

Ratios/Supplemental Data
                                               1999         1998        1997         1996         1995
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%        1.00%       1.00%        0.99%        0.98%

Ratio of Net Investment Income
to Average Net Assets                          2.44%        2.16%       2.15%        2.50%        2.90%

Portfolio Turnover Rate                        128%         102%        110%         130%          85%

Net Assets, End of Period (in millions)        $914         $938        $926         $879         $816

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

www.americancentury.com                   American Century Investments  17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18954

[front cover]

Your
AMERICAN CENTURY
prospectus

Balanced Fund
                                                                  MARCH 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Funds Distributor, Inc.,  Distributor

[american century logo (reg. sm)]
American
Century

[end front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.

                                                American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

In selecting stocks for the equity portion of Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategy begins on page 5.

The fund's principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking a fund that combines the potential for long-term capital growth with income

* seeking the convenience of a fund that invests in both equity and fixed-income securities

* comfortable with the risks associated with the fund's investment strategy

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* not wanting current income from your investment

* investing for a short period of time

* uncomfortable with volatility in the value of your investment

[left margin]

[graphic of pointing index finger] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
Corporation (FDIC) or any other government agency.

2  American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

When the Institutional Class of a fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at
www.americancentury.com.

www.americancentury.com                    American Century Investments  3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management    Distribution and       Other          Total Annual Fund
               Fee           Service (12b-1) Fees   Expenses(1)    Operating Expenses
--------------------------------------------------------------------------------------
Balanced       0.80%         None                   0.00%          0.80%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                       1 year        3 years        5 years       10 years
---------------------------------------------------------------------------
Balanced               $82           $255            $443          $987

[left margin]

[graphic of pointing index finger] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4  American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.

The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions, the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

www.americancentury.com                   American Century Investments  5

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns.

*  The value of the individual equity securities Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

*  The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

[left margin]

[graphic of pointing index finger] Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the
Statement of Additional Information.

6  American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.80% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

www.americancentury.com                   American Century Investments  7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

EQUITY

JOHN SCHNIEDWIND

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group
Leader-Quantitative Equity, has been a member of the team that manages Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an
MBA in finance from the University of California. He is a Chartered Financial
Analyst.

JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He joined American
Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California-Santa Barbara and an MBA in
finance and economics from Northwestern University. He is a Chartered Financial
Analyst.

FIXED INCOME

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American Century as an
Investment Analyst in November 1990 and was promoted to Portfolio Manager in
1994. He has a bachelor of arts from the University of Delaware and an MPA from
Syracuse University. He is a Chartered Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages
Balanced since January 1999. He joined American Century in February 1996 as an
Investment Analyst. Prior to joining American Century, he served as an Assistant
Vice President and Analyst for First Interstate Bank, Los Angeles, from July
1993 to January 1996. He has a bachelor's degree in marketing from Loyola
Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger} CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8  American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

www.americancentury.com                   American Century Investments  9

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax  816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number+

* Your name

* The contribution year (for IRAs only)

+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

10 American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments  11

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing index finger] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12  American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income quarterly. The fund generally pays distributions from realized capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments  13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of                       Tax Rate for              Tax Rate for
Distribution                  15% Bracket               28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains      Ordinary income rate      Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains       10%                       20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[graphic of pointing index finger] BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

14  American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions, or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments  15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16  American Century Investments                             1-800-345-3533

BALANCED FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data
                                               1999        1998         1997         1996           1995
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.39      $19.55       $18.55       $17.70         $15.94
                                           -----------------------------------------------------------------
Income From Investment Operations

  Net Investment Income(1)                     0.46        0.42         0.40         0.44           0.48

  Net Realized and Unrealized Gain
  on Investment Transactions                   1.69        1.45         2.41         1.88           2.03
                                           -----------------------------------------------------------------
  Total From Investment Operations             2.15        1.87         2.81         2.32           2.51
                                           -----------------------------------------------------------------
Distributions

  From Net Investment Income                  (0.47)      (0.43)       (0.43)       (0.46)         (0.48)

  From Net Realized Gains on
  Investment Transactions                     (2.12)      (1.60)       (1.38)       (1.01)         (0.27)
                                           -----------------------------------------------------------------
  Total Distributions                         (2.59)      (2.03)       (1.81)       (1.47)         (0.75)
                                           -----------------------------------------------------------------
Net Asset Value, End of Period                $18.95      $19.39       $19.55       $18.55         $17.70
                                           =================================================================
  Total Return(2)                             12.03%      10.46%       16.34%       14.04%         16.36%

Ratios/Supplemental Data
                                               1999        1998         1997         1996           1995
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.00%       1.00%        1.00%        0.99%          0.98%

Ratio of Net Investment Income
to Average Net Assets                          2.44%       2.16%        2.15%        2.50%          2.90%

Portfolio Turnover Rate                        128%        102%         110%         130%            85%

Net Assets, End of Period (in millions)        $914        $938         $926         $879           $816

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

www.americancentury.com                   American Century Investments  17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18953

[front cover]

Your
AMERICAN CENTURY
prospectus

Limited-Term Bond Fund
Intermediate-Term Bond Fund
Bond Fund

[american century logo (reg.sm)]
American
Century

[sidebar]

                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                        Funds Distributor, Inc.,
                                                                     Distributor

[end of sidebar]

[inside front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                                Sincerely,

                                /signature/
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[sidebar]

[american century logo (reg.sm)]
American
Century

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

[end of sidebar]

     Limited-Term Bond Fund
     Intermediate-Term Bond Fund
     Bond Fund

[sidebar]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of hand pointing index finger]
This symbol highlights special information and helpful tips.

[end of sidebar]

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds generally invest most of their assets in quality DEBT SECURITIES issued by corporations. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. The funds' investment strategies and risks begin on page 5.

                      Fund                     Primary Investments          Primary Risks
                      --------------------------------------------------------------------------------
Lower Income          Limited-Term Bond        Quality short-term           Liquidity risk
Shorter Term                                   debt securities              Credit risk
                                                                            Lower interest rate risk
[graphic of arrow]    --------------------------------------------------------------------------------
                      Intermediate-Term Bond   Quality intermediate-term    Liquidity risk
Higher Income                                  debt securities              Credit risk
Longer Term                                                                 Medium interest rate risk
                      --------------------------------------------------------------------------------
                      Bond                     Quality intermediate-        Liquidity risk
                                               and longer-term              Credit risk
                                               debt securities              Higher interest rate risk

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[sidebar]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

[graphic of hand pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[end of sidebar]

2       American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[data shown in bar chart]

           Limited-Term Bond      Intermediate-Term Bond         Bond
1999              2.48%                   -0.63%                -2.07%
1998              6.30%                    7.46%                 6.56%
1997              6.41%                    8.20%                 8.75%
1996              4.42%                    3.26%                 2.43%
1995             10.94%                   15.12%                20.28%
1994                                                            -4.49%
1993                                                            10.15%
1992                                                             5.60%
1991                                                            17.50%
1990                                                             6.04%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                    Lowest
--------------------------------------------------------------------------------
Limited-Term Bond               3.20% (2Q 1995)             0.20% (1Q 1996)
--------------------------------------------------------------------------------
Intermediate-Term Bond          4.77% (2Q 1995)            -1.38% (1Q 1996)
--------------------------------------------------------------------------------
Bond                            7.08% (2Q 1995)            -3.58% (1Q 1990)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year      5 years      10 years      Life of Fund (1)
--------------------------------------------------------------------------------------------------------------
Limited-Term Bond                                  2.48%       6.07%        N/A           5.15%
Merrill Lynch 1- to 5-year Govt./Corp. Index       2.19%       6.86%        N/A           5.77%
--------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond                            -0.63%       6.55%        N/A           5.37%
Lehman Intermediate Govt./Corp. Index              0.39%       7.10%        N/A           5.76%
--------------------------------------------------------------------------------------------------------------
Bond                                              -2.07%       6.94%        6.83%         6.85%
Lehman Aggregate Bond Index                       -0.82%       7.73%        7.70%         7.76%

(1)  The inception dates for the funds are: Limited-Term Bond and
     Intermediate-Term Bond, March 1, 1994; and Bond, March 2, 1987.

[sidebar]

[graphic of hand pointing index finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of hand pointing index finger]
For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

[end of sidebar]

www.americancentury.com                   American Century Investments        3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management     Distribution and         Other           Total Annual Fund
                           Fee            Service (12b-1) Fees     Expenses(1)     Operating Expenses
--------------------------------------------------------------------------------------------------------
Limited-Term Bond          0.70%          None                     0.00%           0.70%
--------------------------------------------------------------------------------------------------------
Intermediate-Term Bond     0.75%          None                     0.00%           0.75%
--------------------------------------------------------------------------------------------------------
Bond                       0.80%          None                     0.00%           0.80%

(1)  Other expenses, which include the fees and expenses of the funds'
     independent directors, their legal counsel and interest, were less than
     0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                           1 year     3 years     5 years     10 years
------------------------------------------------------------------------
Limited-Term Bond          $71        $224        $389        $868
------------------------------------------------------------------------
Intermediate-Term Bond     $76        $239        $416        $928
------------------------------------------------------------------------
Bond                       $82        $255        $443        $987

[sidebar]

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[end of sidebar]

4       American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest most of their assets in QUALITY DEBT SECURITIES of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page
6.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                             Expected Weighted Average Maturity Range
------------------------------------------------------------------------
Limited-Term Bond            1-5 years
------------------------------------------------------------------------
Intermediate-Term Bond       3-10 years
------------------------------------------------------------------------
Bond                         8-20 years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The funds' share values will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                                Potential Income       Potential Loss
------------------------------------------------------------------------
Limited-Term Bond               Lower                  Lower
------------------------------------------------------------------------
Intermediate-Term Bond          Moderate               Moderate
------------------------------------------------------------------------
Bond                            Higher                 Higher

Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered to face major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

[sidebar]

A QUALITY DEBT SECURITY is one that has been determined to be investment grade.
This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds'
advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the funds' credit quality standards are described in the Statement of Additional Information.

[end of sidebar]

www.americancentury.com                   American Century Investments       5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              Amount of          Percent of     Remaining       Weighted
                              Security Owned     Portfolio      Maturity        Maturity
-------------------------------------------------------------------------------------------
Debt Security A               $100,000           25%            1,000 days      250 days
-------------------------------------------------------------------------------------------
Debt Security B               $300,000           75%            10,000 days     7,500 days
-------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                       7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[sidebar]

[graphic of hand pointing index finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

[end of sidebar]

6       American Century Investments                             1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price After 1% Increase    Change in Price
--------------------------------------------------------------------------------------
1 year                $100.00          $99.06                      -0.94%
--------------------------------------------------------------------------------------
3 years               $100.00          $97.38                      -2.62%
--------------------------------------------------------------------------------------
10 years              $100.00          $93.20                      -6.80%
--------------------------------------------------------------------------------------
30 years              $100.00          $88.69                     -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

[data for chart below]

------------------------------------------------------------------------------------------------
              INVESTMENT GRADE                             NON-INVESTMENT GRADE
------------------------------------------------------------------------------------------------
                            A-1              A-2      A-3
                            P-1              P-2      P-3
                          MIG-1            MIG-2    MIG-3
                           SP-1             SP-2     SP-3
                    AAA      AA      A       BBB       BB      B            CCC     CC      C      D
------------------------------------------------------------------------------------------------
Limited-Term
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------
Intermediate-Term
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[sidebar]

[graphic of hand pointing index finger]
Credit quality may be lower when the issuer has any of the following

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

*   a less stable cash flow

[graphic of hand pointing index finger]
The Statement of Additional Information provides a detailed description of these securities' ratings.

[end of sidebar]

www.americancentury.com                   American Century Investments       7

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                          Interest Rate Risk    Credit Risk    Liquidity Risk
--------------------------------------------------------------------------------
Limited-Term Bond         Low                   Similar        Similar
--------------------------------------------------------------------------------
Intermediate-Term Bond    Medium                Similar        Similar
--------------------------------------------------------------------------------
Bond                      High                  Similar        Similar

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

8       American Century Investments                             1-800-345-2021

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended October 31, 1999
--------------------------------------------------------------------------------
Limited-Term Bond                                                         0.70%
--------------------------------------------------------------------------------
Intermediate-Term Bond                                                    0.75%
--------------------------------------------------------------------------------
Bond                                                                      0.80%

www.americancentury.com                   American Century Investments       9

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Bond since joining American Century. He joined American
Century as Vice President and Portfolio Manager in November 1989. In April 1993,
he became Senior Vice President. He has a bachelor of arts from Indiana
University and an MBA from Butler University.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995 and Bond since January 1999.
He joined American Century as an Investment Analyst in November 1990 and was
promoted to Portfolio Manager in 1994. He has a bachelor of arts from the
University of Delaware and an MPA from Syracuse University. He is a Chartered
Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages
Limited-Term Bond since January 1999. He joined American Century in February
1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles,
from July 1993 to January 1996. He has a bachelor's degree in marketing from
Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[sidebar]

[graphic of hand pointing index finger]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[end of sidebar]

10      American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments       11

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

AUTOMATICALLY

[graphic of three arrows forming circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of hand pointing index finger]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of fax machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number+

* Your name

* The contribution year (for IRAs only)

+For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                            4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     9445 East County Line Road, Suite A
Mountain View, California                Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday        8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

12      American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                            $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                $1,000
--------------------------------------------------------------------------------
Roth IRA                                                       $1,000
--------------------------------------------------------------------------------
Education IRA                                                  $  500
--------------------------------------------------------------------------------
UGMA/UTMA                                                      $2,500
--------------------------------------------------------------------------------
403(b)                                                         $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                     $2,500(2)

(1)  For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

www.americancentury.com                   American Century Investments       13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[sidebar]

[graphic of hand pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[end of sidebar]

14      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[sidebar]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[end of sidebar]

www.americancentury.com                   American Century Investments       15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                      or
Above
--------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains    10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[sidebar]

[graphic of hand pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[end of sidebar]

16      American Century Investments                             1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers two classes of the funds: Investor Class and Advisor
Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this
Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

www.americancentury.com                   American Century Investments       17

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

18      American Century Investments                             1-800-345-2021

LIMITED-TERM BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                            1999         1998        1997         1996          1995
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.05        $9.98       $9.93       $9.96          $9.68
                                                        -------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                     0.53         0.55        0.56         0.56           0.56

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                               (0.26)        0.08        0.05        (0.03)          0.28
                                                        -------------------------------------------------------------

  Total From Investment Operations                          0.27         0.63        0.61         0.53           0.84
                                                        -------------------------------------------------------------

Distributions

  From Net Investment Income                               (0.53)       (0.55)      (0.56)       (0.56)         (0.56)

  From Net Realized Gains on Investment Transactions       (0.05)       (0.01)        --           --             --
                                                        -------------------------------------------------------------

  Total Distributions                                      (0.58)       (0.56)      (0.56)       (0.56)         (0.56)
                                                        -------------------------------------------------------------

Net Asset Value, End of Period                              $9.74       $10.05       $9.98        $9.93         $9.96
                                                        =============================================================

  TOTAL RETURN(1)                                           2.75%        6.58%        6.30%       5.48%          8.89%

RATIOS/SUPPLEMENTAL DATA
                                                            1999         1998        1997         1996           1995
---------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets           0.70%        0.70%       0.69%        0.68%          0.69%

Ratio of Net Investment Income to Average Net Assets        5.38%        5.56%       5.63%        5.63%          5.70%

Portfolio Turnover Rate                                      72%           97%        109%         121%           116%

Net Assets, End of Period (in thousands)                   $14,747      $18,838     $15,269      $8,092         $7,193

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      19

INTERMEDIATE-TERM BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA

                                                          1999          1998         1997         1996          1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.24       $10.07        $9.91       $10.07         $9.53
                                                       -------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                   0.55          0.58         0.59         0.58           0.59

  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                 (0.52)        0.17         0.16        (0.06)          0.54
                                                       -------------------------------------------------------------

  Total From Investment Operations                        0.03          0.75         0.75         0.52           1.13
                                                       -------------------------------------------------------------

Distributions

  From Net Investment Income                              (0.55)       (0.58)       (0.59)       (0.58)         (0.59)

  From Net Realized Gains on Investment Transactions      (0.07)         --           --         (0.10)           --
                                                       -------------------------------------------------------------

  Total Distributions                                     (0.62)       (0.58)       (0.59)       (0.68)         (0.59)
                                                       -------------------------------------------------------------

Net Asset Value, End of Period                            $9.65        $10.24       $10.07        $9.91         $10.07
                                                       =============================================================

  TOTAL RETURN(1)                                         0.29%         7.71%        7.87%        5.36%         12.19%

RATIOS/SUPPLEMENTAL DATA
                                                          1999          1998         1997         1996          1995
----------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets         0.75%         0.75%        0.75%        0.74%          0.74%

Ratio of Net Investment Income to Average Net Assets      5.60%         5.73%        5.99%        5.90%          6.05%

Portfolio Turnover Rate                                   106%           89%          99%          87%            133%

Net Assets, End of Period (in thousands)                  $30,150      $26,797      $18,126      $15,626       $12,827

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

20     American Century Investments                             1-800-345-2021

BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                        1999            1998         1997         1996          1995
---------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                    $9.77           $9.73        $9.63       $9.78          $8.91
                                                     ----------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                 0.55            0.57         0.60         0.60           0.61

  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                               (0.65)          0.07         0.19        (0.14)          0.87
                                                     ----------------------------------------------------------------

  Total From Investment Operations                      (0.10)          0.64         0.79         0.46           1.48
                                                     ----------------------------------------------------------------

Distributions

  From Net Investment Income                            (0.55)         (0.57)       (0.60)       (0.60)         (0.61)

  From Net Realized Gains on Investment Transactions    --(1)          (0.03)       (0.09)       (0.01)           --
                                                     ----------------------------------------------------------------

  Total Distributions                                   (0.55)         (0.60)       (0.69)       (0.61)         (0.61)
                                                     ----------------------------------------------------------------

Net Asset Value, End of Period                          $9.12           $9.77        $9.73        $9.63         $9.78
                                                     ================================================================

  TOTAL RETURN(2)                                       (1.00)%         6.79%        8.57%        4.91%         17.16%

RATIOS/SUPPLEMENTAL DATA
                                                        1999            1998         1997         1996          1995
---------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets       0.80%           0.80%        0.80%        0.79%          0.78%

Ratio of Net Investment Income to Average Net Assets    5.82%           5.87%        6.25%        6.18%          6.53%

Portfolio Turnover Rate                                 107%             66%          52%         100%            105%

Net Assets, End of Period (in thousands)                $121,358      $145,496     $126,580     $142,567      $149,223

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments      21

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg.sm)]
                                    American
                                    Century

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18965

[front cover]

Your
AMERICAN CENTURY
prospectus

Limited-Term Bond Fund
Intermediate-Term Bond Fund
Bond Fund

[american century logo (reg.sm)]
American
Century

[sidebar]

                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                       Funds Distributor, Inc.,
                                                                     Distributor

[end of sidebar]

[inside front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the funds performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,

                                /signature/
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[sidebar]

                        [american century logo (reg.sm)]
                                    American
                                    Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[end of sidebar]

     Limited-Term Bond Fund
     Intermediate-Term Bond Fund
     Bond Fund

[sidebar]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of hand pointing index finger]
This symbol highlights special information and helpful tips.

[end of sidebar]

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds generally invest most of their assets in quality DEBT SECURITIES issued by corporations. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. The funds' investment strategies and risks begin on page 5.

                      Fund                     Primary Investments          Primary Risks
                      --------------------------------------------------------------------------------
Lower Income          Limited-Term Bond        Quality short-term           Liquidity risk
Shorter Term                                   debt securities              Credit risk
                                                                            Lower interest rate risk
[graphic of arrow]    --------------------------------------------------------------------------------
                      Intermediate-Term Bond   Quality intermediate-term    Liquidity risk
Higher Income                                  debt securities              Credit risk
Longer Term                                                                 Medium interest rate risk
                      --------------------------------------------------------------------------------
                      Bond                     Quality intermediate-        Liquidity risk
                                               and longer-term              Credit risk
                                               debt securities              Higher interest rate risk

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income
*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth
*  looking for the added security of FDIC insurance

[sidebar]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

[graphic of hand pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[end of sidebar]

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the funds' Advisor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds'
historical returns from year to year.

[data shown in bar chart]

             Limited-Term Bond      Intermediate-Term Bond         Bond
1999                2.23%                   -0.87%                -2.31%
1998                6.03%                    7.19%                 6.19%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                    Lowest
--------------------------------------------------------------------------------
Limited-Term Bond             2.75% (3Q 1998)             0.26% (2Q 1999)
--------------------------------------------------------------------------------
Intermediate-Term Bond        4.05% (3Q 1998)            -1.27% (2Q 1999)
--------------------------------------------------------------------------------
Bond                          3.36% (3Q 1998)            -1.68% (2Q 1999)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year      Life of Fund(1)
--------------------------------------------------------------------------------
Limited-Term Bond                                   2.23%      4.20%
Merrill Lynch 1- to 5-year Govt./Corp. Index        2.19%      5.08%(2)
--------------------------------------------------------------------------------
Intermediate-Term Bond                             -0.87%      3.95%
Lehman Intermediate Govt./Corp. Index               0.39%      5.18%(3)
--------------------------------------------------------------------------------
Bond                                               -2.31%      3.32%
Lehman Aggregate Bond Index                        -0.82%      4.66%(4)

(1)  The inception dates for the Advisor Class funds are: Limited-Term Bond,
     November 12, 1997; Intermediate-Term Bond, August 14, 1997; and Bond,
     August 8, 1997.

(2)  Since November 30, 1997, the date closest to the fund's inception for which data are available.

(3)  Since August 31, 1997, the date closest to the fund's inception for which data are available.

(4)  Since July 31, 1997, the date closest to the fund's inception for which data are available.

[sidebar]

[graphic of hand pointing index finger]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of hand pointing index finger]
For current performance information, including yields, please call us at
1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

[end of sidebar]

www.americancentury.com                   American Century Investments       3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management     Distribution and           Other           Total Annual Fund
                           Fee            Service (12b-1) Fees(1)    Expenses(2)     Operating Expenses
-----------------------------------------------------------------------------------------------------------
Limited-Term Bond          0.45%          0.50%                      0.00%           0.95%
-----------------------------------------------------------------------------------------------------------
Intermediate-Term Bond     0.50%          0.50%                      0.00%           1.00%
-----------------------------------------------------------------------------------------------------------
Bond                       0.55%          0.50%                      0.00%           1.05%

(1)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 15.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors, their legal counsel and interest, were less than
     0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                            1 year      3 years      5 years      10 years
-------------------------------------------------------------------------------
Limited-Term Bond           $ 97        $302         $524         $1,162
-------------------------------------------------------------------------------
Intermediate-Term Bond      $102        $318         $551         $1,219
-------------------------------------------------------------------------------
Bond                        $107        $333         $577         $1,277

[sidebar]

[graphic of hand pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[end of sidebar]

4       American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

LIMITED-TERM BOND FUND
INTERMEDIATE-TERM BOND FUND
BOND FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income from investments in corporate bonds and other debt obligations.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds invest most of their assets in QUALITY DEBT SECURITIES of differing maturities. However, up to 15% of the funds' assets may be invested in securities rated in the fifth highest category by an independent rating agency, or determined to be of comparable quality by the advisor. Corporations usually issue these securities to finance existing operations or expand their businesses. The remainder will be invested in short-term money market instruments. For more information about the funds' credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page
6.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the maturity of the debt securities they purchase. This difference is shown on the chart below.

                                 Expected Weighted Average Maturity Range
--------------------------------------------------------------------------------
Limited-Term Bond                1-5 years
--------------------------------------------------------------------------------
Intermediate-Term Bond           3-10 years
--------------------------------------------------------------------------------
Bond                             8-20 years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The funds' share values will fluctuate. In general, funds that have a higher potential gain have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                                Potential Income       Potential Loss
--------------------------------------------------------------------------------
Limited-Term Bond               Lower                  Lower
--------------------------------------------------------------------------------
Intermediate-Term Bond          Moderate               Moderate
--------------------------------------------------------------------------------
Bond                            Higher                 Higher

Although most of the securities purchased by the funds are quality debt securities at the time of purchase, the funds may invest part of their assets in securities rated in the lowest investment-grade category (e.g., BBB) and up to
15% of their assets in securities rated in the fifth category (e.g., BB). As a result, the funds have some credit risk. Although they are considered investment grade, issuers of BBB-rated securities (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Issuers of BB-rated securities (and securities of similar quality) are considered to face major uncertainties or exposure to adverse business, financial or economic conditions that could lead to difficulties in making timely payments of principal and interest.

[sidebar]

A QUALITY DEBT SECURITY is one that has been determined to be investment grade.
This can be established in a number of ways. For example, independent rating agencies may rate the security in their higher rating categories. The funds'
advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. The details of the funds' credit quality standards are described in the Statement of Additional Information.

[end of sidebar]

www.americancentury.com                   American Century Investments       5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of         Percent of    Remaining      Weighted
                             Security Owned    Portfolio     Maturity       Maturity
-----------------------------------------------------------------------------------------
Debt Security A              $100,000          25%           1,000 days     250 days
-----------------------------------------------------------------------------------------
Debt Security B              $300,000          75%           10,000 days    7,500 days
-----------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                                   7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

INTEREST RATE RISK

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[sidebar]

[graphic of hand pointing index finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

[end of sidebar]

6       American Century Investments                             1-800-345-3533

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity     Current Price     Price After 1% Increase     Change in Price
-----------------------------------------------------------------------------------------
1 year                 $100.00           $99.06                       -0.94%
-----------------------------------------------------------------------------------------
3 years                $100.00           $97.38                       -2.62%
-----------------------------------------------------------------------------------------
10 years               $100.00           $93.20                       -6.80%
-----------------------------------------------------------------------------------------
30 years               $100.00           $88.69                      -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the funds offered by this Prospectus.

[data for chart below]

------------------------------------------------------------------------------------------------
              INVESTMENT GRADE                             NON-INVESTMENT GRADE
------------------------------------------------------------------------------------------------
                            A-1              A-2      A-3
                            P-1              P-2      P-3
                          MIG-1            MIG-2    MIG-3
                           SP-1             SP-2     SP-3
                    AAA      AA      A       BBB       BB      B       CCC     CC      C      D
------------------------------------------------------------------------------------------------
Limited-Term
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------
Intermediate-Term
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------
Bond                 X       X       X        X        X
------------------------------------------------------------------------------------------------

Securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered "investment grade." Although they are considered investment grade, an investment in these securities still involves some credit risk because a AAA rating is not a guarantee of payment. For a complete description of the ratings system and an explanation of certain exceptions to the guidelines reflected in the chart, see the Statement of Additional Information. The funds' credit quality restrictions apply at the time of purchase; the funds will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[sidebar]

[graphic of hand pointing index finger]
Credit quality may be lower when the issuer has any of the following

*   a high debt level

*   a short operating history

*   a senior level of debt

*   a difficult, competitive environment

*   a less stable cash flow

[graphic of hand pointing index finger]
The Statement of Additional Information provides a detailed description of these securities' ratings.

[end of sidebar]

www.americancentury.com                   American Century Investments       7

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                          Interest Rate Risk    Credit Risk    Liquidity Risk
--------------------------------------------------------------------------------
Limited-Term Bond         Low                   Similar        Similar
--------------------------------------------------------------------------------
Intermediate-Term Bond    Medium                Similar        Similar
--------------------------------------------------------------------------------
Bond                      High                  Similar        Similar

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.

8       American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended October 31, 1999
--------------------------------------------------------------------------------
Limited-Term Bond                                                         0.45%
--------------------------------------------------------------------------------
Intermediate-Term Bond                                                    0.50%
--------------------------------------------------------------------------------
Bond                                                                      0.55%

www.americancentury.com                   American Century Investments       9

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment teams are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Bond since joining American Century. He joined American
Century as Vice President and Portfolio Manager in November 1989. In April 1993,
he became Senior Vice President. He has a bachelor of arts from Indiana
University and an MBA from Butler University.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995 and Bond since January 1999.
He joined American Century as an Investment Analyst in November 1990 and was
promoted to Portfolio Manager in 1994. He has a bachelor of arts from the
University of Delaware and an MPA from Syracuse University. He is a Chartered
Financial Analyst.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages
Limited-Term Bond since January 1999. He joined American Century in February
1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst for First Interstate Bank, Los Angeles,
from July 1993 to January 1996. He has a bachelor's degree in marketing from
Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[sidebar]

[graphic of hand pointing index finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

[end of sidebar]

10      American Century Investments                             1-800-345-3533

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-
sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to
American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[sidebar]

[graphic of hand pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[end of sidebar]

www.americancentury.com                   American Century Investments      11

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

12      American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund pays distributions from net income monthly. Each fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[sidebar]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[end of sidebar]

www.americancentury.com                   American Century Investments      13

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                      or Above
--------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains    10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[sidebar]

[graphic of hand pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[end of sidebar]

14      American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers two classes of the funds: Investor Class and Advisor
Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions, or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this
Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class shares pay an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure - Master Distribution and Shareholder Services Plan in the
Statement of Additional Information.

www.americancentury.com                   American Century Investments      15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16      American Century Investments                             1-800-345-3533

LIMITED-TERM BOND FUND
Advisor Class

For a Share Outstanding Throughout the Periods Indicated

PER-SHARE DATA
                                                                              1999        1998(1)
-------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                          $10.05       $9.97
                                                                       ------------------------------

Income From Investment Operations

  Net Investment Income                                                       0.50         0.51

  Net Realized and Unrealized Gain (Loss) on Investment Transactions          (0.26)       0.09
                                                                       ------------------------------

  Total From Investment Operations                                            0.24         0.60
                                                                       ------------------------------

Distributions

  From Net Investment Income                                                  (0.50)      (0.51)

  From Net Realized Gains on Investment Transactions                          (0.05)      (0.01)
                                                                       ------------------------------

  Total Distributions                                                         (0.55)      (0.52)
                                                                       ------------------------------

Net Asset Value, End of Period                                                $9.74       $10.05
                                                                       ==============================

  TOTAL RETURN(2)                                                             2.49%        6.23%

RATIOS/SUPPLEMENTAL DATA
                                                                              1999        1998(1)
-------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets                             0.95%      0.95%(3)

Ratio of Net Investment Income to Average Net Assets                          5.13%      5.26%(3)

Portfolio Turnover Rate                                                       72%           97%

Net Assets, End of Period (in thousands)                                      $3,566       $845

(1)  November 12, 1997 (commencement of sale) through October 31, 1998.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

www.americancentury.com                   American Century Investments      17

INTERMEDIATE-TERM BOND FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                                             1999           1998           1997(1)
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                        $10.24         $10.07           $9.96
                                                                       -----------------------------------------------

Income From Investment Operations

  Net Investment Income                                                      0.53           0.56            0.12

  Net Realized and Unrealized Gain (Loss) on Investment Transactions        (0.52)          0.17            0.11
                                                                       -----------------------------------------------

  Total From Investment Operations                                           0.01           0.73            0.23
                                                                       -----------------------------------------------

Distributions

  From Net Investment Income                                                (0.53)         (0.56)          (0.12)

  From Net Realized Gains on Investment Transactions                        (0.07)           --              --
                                                                       -----------------------------------------------

  Total Distributions                                                       (0.60)         (0.56)          (0.12)
                                                                       -----------------------------------------------

Net Asset Value, End of Period                                               $9.65         $10.24          $10.07
                                                                       ===============================================

  TOTAL RETURN(2)                                                            0.05%          7.44%           2.33%

RATIOS/SUPPLEMENTAL DATA
                                                                             1999           1998           1997(1)
-----------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets                            1.00%          1.00%         1.00%(3)

Ratio of Net Investment Income to Average Net Assets                         5.35%          5.48%         6.05%(3)

Portfolio Turnover Rate                                                      106%            89%             99%

Net Assets, End of Period (in thousands)                                    $4,040         $3,150          $2,017

(1)  August 14, 1997 (commencement of sale) through October 31, 1997.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

18     American Century Investments                             1-800-345-3533

BOND FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

PER-SHARE DATA
                                                                             1999           1998           1997(1)
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                         $9.77          $9.73           $9.55
                                                                       -----------------------------------------------

Income From Investment Operations

  Net Investment Income                                                      0.52           0.55            0.13

  Net Realized and Unrealized Gain (Loss) on Investment Transactions        (0.65)          0.07            0.18
                                                                       -----------------------------------------------

  Total From Investment Operations                                          (0.13)          0.62            0.31
                                                                       -----------------------------------------------

Distributions

  From Net Investment Income                                                (0.52)         (0.55)          (0.13)

  From Net Realized Gains on Investment Transactions                         --(2)         (0.03)            --
                                                                       -----------------------------------------------

  Total Distributions                                                       (0.52)         (0.58)          (0.13)
                                                                       -----------------------------------------------

Net Asset Value, End of Period                                               $9.12          $9.77           $9.73
                                                                       ===============================================

  TOTAL RETURN(3)                                                           (1.25)%         6.52%           3.27%

RATIOS/SUPPLEMENTAL DATA
                                                                             1999           1998           1997(1)
-----------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets                            1.05%          1.05%         1.05%(4)

Ratio of Net Investment Income to Average Net Assets                         5.57%          5.62%         5.92%(4)

Portfolio Turnover Rate                                                      107%            66%             52%

Net Assets, End of Period (in thousands)                                    $1,459         $2,153           $462

(1)  August 8, 1997 (commencement of sale) through October 31, 1997.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments      19

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

20      American Century Investments                             1-800-345-3533

LIMITED-TERM BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

Per-Share Data

                                                            1999         1998          1997         1996           1995
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                        $10.05       $9.98         $9.93       $9.96           $9.68
                                                      -----------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                     0.53         0.55          0.56         0.56           0.56

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                                (0.26)       0.08          0.05        (0.03)          0.28
                                                      -----------------------------------------------------------------------

  Total From Investment Operations                          0.27         0.63          0.61         0.53           0.84
                                                      -----------------------------------------------------------------------

Distributions

  From Net Investment Income                                (0.53)      (0.55)        (0.56)       (0.56)         (0.56)

  From Net Realized Gains on Investment Transactions        (0.05)      (0.01)          --           --             --
                                                      -----------------------------------------------------------------------

  Total Distributions                                       (0.58)      (0.56)        (0.56)       (0.56)         (0.56)
                                                      -----------------------------------------------------------------------

Net Asset Value, End of Period                              $9.74       $10.05         $9.98        $9.93          $9.96
                                                      =======================================================================

  TOTAL RETURN(1)                                           2.75%        6.58%         6.30%        5.48%          8.89%

RATIOS/SUPPLEMENTAL DATA
                                                            1999         1998          1997         1996           1995
-----------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets           0.70%        0.70%         0.69%        0.68%          0.69%

Ratio of Net Investment Income to Average Net Assets        5.38%        5.56%         5.63%        5.63%          5.70%

Portfolio Turnover Rate                                     72%           97%          109%         121%           116%

Net Assets, End of Period (in thousands)                    $14,747     $18,838       $15,269      $8,092         $7,193

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                   American Century Investments       21

INTERMEDIATE-TERM BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                            1999         1998          1997         1996           1995
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                        $10.24      $10.07         $9.91       $10.07          $9.53
                                                      -----------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                     0.55         0.58          0.59         0.58           0.59

  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                   (0.52)       0.17          0.16        (0.06)          0.54
                                                      -----------------------------------------------------------------------

  Total From Investment Operations                          0.03         0.75          0.75         0.52           1.13
                                                      -----------------------------------------------------------------------

Distributions

  From Net Investment Income                                (0.55)      (0.58)        (0.59)       (0.58)         (0.59)

  From Net Realized Gains on Investment Transactions        (0.07)        --            --         (0.10)           --
                                                      -----------------------------------------------------------------------

  Total Distributions                                       (0.62)      (0.58)        (0.59)       (0.68)         (0.59)
                                                      -----------------------------------------------------------------------

Net Asset Value, End of Period                              $9.65       $10.24        $10.07        $9.91         $10.07
                                                      =======================================================================

  TOTAL RETURN(1)                                           0.29%        7.71%         7.87%        5.36%         12.19%

RATIOS/SUPPLEMENTAL DATA
                                                            1999         1998          1997         1996           1995
-----------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets           0.75%        0.75%         0.75%        0.74%          0.74%

Ratio of Net Investment Income to Average Net Assets        5.60%        5.73%         5.99%        5.90%          6.05%

Portfolio Turnover Rate                                     106%          89%           99%          87%           133%

Net Assets, End of Period (in thousands)                    $30,150     $26,797       $18,126     $15,626         $12,827

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

22     American Century Investments                             1-800-345-3533

BOND FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31

PER-SHARE DATA
                                                           1999         1998          1997         1996           1995
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                       $9.77        $9.73         $9.63       $9.78           $8.91
                                                     -----------------------------------------------------------------------

Income From Investment Operations

  Net Investment Income                                    0.55         0.57          0.60         0.60           0.61

  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                  (0.65)       0.07          0.19        (0.14)          0.87
                                                     -----------------------------------------------------------------------

  Total From Investment Operations                         (0.10)       0.64          0.79         0.46           1.48
                                                     -----------------------------------------------------------------------

Distributions

  From Net Investment Income                               (0.55)      (0.57)        (0.60)       (0.60)         (0.61)

  From Net Realized Gains on Investment Transactions       --(1)       (0.03)        (0.09)       (0.01)           --
                                                     -----------------------------------------------------------------------

  Total Distributions                                      (0.55)      (0.60)        (0.69)       (0.61)         (0.61)
                                                     -----------------------------------------------------------------------

Net Asset Value, End of Period                             $9.12        $9.77         $9.73        $9.63          $9.78
                                                     =======================================================================

  TOTAL RETURN(2)                                          (1.00)%      6.79%         8.57%        4.91%         17.16%

RATIOS/SUPPLEMENTAL DATA
                                                           1999         1998          1997         1996           1995
----------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets          0.80%        0.80%         0.80%        0.79%          0.78%

Ratio of Net Investment Income to Average Net Assets       5.82%        5.87%         6.25%        6.18%          6.53%

Portfolio Turnover Rate                                    107%          66%           52%         100%           105%

Net Assets, End of Period (in thousands)                   $121,358   $145,496      $126,580     $142,567       $149,223

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

www.americancentury.com                  American Century Investments       23

NOTES

24      American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments       25

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg.sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18966

Your
AMERICAN CENTURY
prospectus

New Opportunities Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   NEW OPPORTUNITIES IS CLOSED TO NEW INVESTORS. BUT SHAREHOLDERS WHO HAVE OPEN
    ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
                                                           GAINS DISTRIBUTIONS.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                           Funds Distributor, Inc., Distributor

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Priority Investor Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-8810.

                Sincerely,

                /signature/
                Mark Killen
                Senior Vice President
                American Century Investment Services, Inc.

[left margin]

                        [american century logo (reg.sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419287
                                 Kansas City, MO
                                   64141-6287

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[hand pointing]This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth"
investment style begins on page 5.

The fund's principal risks include

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

* PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

New Opportunities is only available for purchase by participants in American
Century's Priority Investors Program and employees of American Century. The fund may be a good investment if you are

*  seeking long-term capital growth from your investment
*  comfortable with short-term price volatility
*  comfortable with the risks associated with the investment strategy
*  investing through an IRA

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with short-term volatility in the value of your investment

[left margin]
[hand pointing]An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
other government agency.

2        American Century Investments                            1-800-345-8810

FUND PERFORMANCE HISTORY

NEW OPPORTUNITIES FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

1999        147.97%
1998         13.33%
1997          3.14%

                                Highest                     Lowest
--------------------------------------------------------------------------------
New Opportunities               77.33% (4Q 1999)            -21.62% (3Q 1998)

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999     1 year          Life of Fund(1)
--------------------------------------------------------------------------------
New Opportunities                                 147.97%         43.20%
Russell 2000 Growth Index                         43.09%          17.83%(2)

(1)  The inception date for the fund is December 26, 1996.

(2) Since December 31, 1996, the date nearest the fund's inception for which data are available.

[left margin]
[hand pointing]The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[hand pointing]For current performance information, please call us at
1-800-345-8810 or visit American Century's Web site at www.americancentury.com.

www.americancentury.com                   American Century Investments        3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

New Opportunities                Redemption/Exchange Fee (as a percentage of
                                 amount redeemed/exchanged)
--------------------------------------------------------------------------------
Shares held less than 5 years    2.0%
--------------------------------------------------------------------------------
Shares held 5 years or more      None

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                     Management    Distribution and       Other         Total Annual Fund
                     Fee           Service (12b-1) Fees   Expenses(1)   Operating Expenses
-------------------------------------------------------------------------------------------
New Opportunities    1.50%         None                   0.00%         1.50%

(1) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                        1 year        3 years     5 years        10 years
----------------------------------------------------------------------------
New Opportunities       $359          $693        $1,051         $1,778

You would pay the following expenses if you did not redeem your shares:

                        1 year        3 years     5 years        10 years
----------------------------------------------------------------------------
New Opportunities       $152          $472        $814           $1,778

[left margin]

[hand pointing]A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[hand pointing]Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4       American Century Investments                             1-800-345-8810

OBJECTIVES, STRATEGIES AND RISKS

NEW OPPORTUNITIES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of smaller-sized companies they believe will increase in value over time, using a growth investment strategy developed by
American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes situations where a company's growth rate, although still negative, is less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American
Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

[left margin]
[hand pointing]Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

www.americancentury.com                   American Century Investments        5

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

New Opportunities will usually purchase common stocks of U.S. and foreign companies that are small at the time of purchase, but it can purchase other types of securities as well. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities generally invests in smaller companies than American
Century's similarly managed growth equity funds (such as Growth, Ultra and
Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

As a result of its investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

[hand pointing]Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization
Boundaries when determining the market capitalization ranges for the fund. These boundaries are updated several times a year to reflect changes in stock valuations.

6       American Century Investments                             1-800-345-8810

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.50% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

www.americancentury.com                   American Century Investments        7

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

CHRISTOPHER K. BOYD

Mr. Boyd, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998.
With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the
University of Kansas and an MBA from Dartmouth College. He is a Chartered
Financial Analyst.

JOHN D. SEITZER

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since its inception in December 1996. He joined
American Century in June 1993 as an Investment Analyst and was promoted to
Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana
University. He is a Chartered Financial Analyst and a Certified Public
Accountant.

TOM TELFORD

Mr. Telford, Portfolio Manager, has been a member of the team that manages New
Opportunities since the fund's inception. He was promoted to Portfolio Manager in February 2000. He joined American Century in July 1996 as an Investment
Analyst. Before joining American Century, he attended the Wharton School of
Business, University of Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from
Southern Methodist University. He is a Chartered Financial Analyst and a
Certified Public Accountant.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]
[hand pointing]CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

8       American Century Investments                             1-800-345-8810

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Priority Investors
1-800-345-8810

Business, Not-For-Profit and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Priority Investor Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419287
Kansas City, MO 64141-6287

Fax
816-531-5689

[graphic of envelope]

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Priority
Investor Representative to request a form.

www.americancentury.com                   American Century Investments        9

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of circle with arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[hand pointing]Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

MAKE ADDITIONAL INVESTMENTS

Give your bank the following information.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918
* New Opportunities
* Your existing American Century account number
* Your name

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you make additional investments and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

10       American Century Investments                             1-800-345-8810

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the
$10,000 minimum investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]
The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12       American Century Investments                             1-800-345-8810

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax Rate for             Tax Rate for
                             15% Bracket              28% Bracket or Above
--------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate     Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains      10%                      20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]
[hand pointing]BUYING A DIVIDEND
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments        13

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

*   TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*   EXPENSE RATIO - operating expenses as a percentage of average net assets

*   NET INCOME RATIO - net investment income as a percentage of average net assets

*   PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

14       American Century Investments                             1-800-345-8810

NEW OPPORTUNITIES FUND

Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                                        1999         1998          1997(1)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...............    $4.77        $5.31          $5.00
                                                     ----------   ----------     ----------
Income From Investment Operations
  Net Investment Loss ..............................    (0.08)       (0.06)         (0.04)

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions ................     4.47       (0.48)           0.35
                                                     ----------   ----------     ----------
  Total From Investment Operations .................     4.39       (0.54)           0.31
                                                     ----------   ----------     ----------
Net Asset Value, End of Period .....................    $9.16        $4.77          $5.31
                                                     ==========   ==========     ==========
  Total Return(2) ..................................   92.03%     (10.17)%          6.20%

Ratios/Supplemental Data
                                                        1999         1998          1997(1)
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ..............................    1.50%        1.50%        1.49%(3)

Ratio of Net Investment Loss
to Average Net Assets ..............................  (1.29)%      (1.16)%      (1.09)%(3)

Portfolio Turnover Rate ............................     156%         147%           118%

Net Assets, End of Period (in thousands) ........... $400,962        $213,491    $231,266

1   December 26, 1996 (inception) through October 31, 1997.

2   Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

3   Annualized.

www.americancentury.com                   American Century Investments        15

NOTES

16        American Century Investments                            1-800-345-8810

NOTES

www.americancentury.com                   American Century Investments        17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person            SEC Public Reference Room
                     Washington, D.C. Call 202-942-8090 for location and hours.

On the Internet      *EDGAR database at www.sec.gov
                     *By email request at publicinfo@sec.gov

By mail              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg.sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419287
                        Kansas City, Missouri 64141-6287

                         1-800-345-8810 or 816-531-5575

0003
SH-PRS-18962

[front cover]

Your
AMERICAN CENTURY
prospectus

High-Yield Fund

                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                           Funds Distributor, Inc., Distributor

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                                Sincerely,

                                [signature]
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg.sm)]
American
Century

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[pointing finger icon]
This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in a diversified portfolio of lower-rated CORPORATE
DEBT SECURITIES, which are subject to substantial risks and consequently pay higher yields. Among these risks are

*  credit risk
*  liquidity risk
*  interest rate risk

Additional important information about the fund's investment strategies and risks begins on page 5.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking high current income with the potential for capital gains
* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* uncomfortable with the risk of investing in lower-rated debt securities
* looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

[pointing finger icon]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2     American Century Investments                               1-800-345-2021

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[data from bar chart follows]

1999        5.86%
1998       -1.25%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                          Highest                  Lowest
---------------------------------------------------------------------
High-Yield                4.86% (1Q 1998)          -7.18% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year     Life of Fund(1)
------------------------------------------------------------------------------
High-Yield                                         5.86%      2.80%
DLJ High-Yield Index                               3.59%      2.60%

(1) The inception date for the fund is September 30, 1997.

[left margin]

[pointing finger icon]
The performance information on this page is designed to help you see how the fund's returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[pointing finger icon]
For current performance information, including yields, please call us at
1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

www.americancentury.com                      American Century Investments     3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

             Management   Distribution and       Other        Total Annual Fund
             Fee          Service (12b-1) Fees   Expenses(1)  Operating Expenses
---------------------------------------------------------------------------------
High-Yield   0.90%        None                   0.00%        0.90%

(1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005%
for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                1 year       3 years       5 years      10 years
-----------------------------------------------------------------
High-Yield      $92          $286          $497         $1,104

[left margin]

[pointing finger icon]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4     American Century Investments                               1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income-producing convertible and preferred securities).
The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

The fund's share values will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

[left margin]

A HIGH-YIELD security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page
7.

www.americancentury.com                      American Century Investments     5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements
* identifying securities that satisfy a fund's credit quality standards
* evaluating the current economic conditions and assessing the risk of inflation
* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                     Amount of         Percent of    Remaining    Weighted
                     Security Owned    Portfolio     Maturity     Maturity
-----------------------------------------------------------------------------
Debt Security A      $100,000          25%           1,000 days     250 days
Debt Security B      $300,000          75%          10,000 days   7,500 days
Weighted Average Maturity                                         7,750 days

TYPES OF RISK

The basic types of risk that the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

[pointing finger icon]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

6     American Century Investments                                1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price    Price After 1% Increase    Change in Price
----------------------------------------------------------------------------------
1 year                $100.00          $99.06                      -0.94%
3 years               $100.00          $97.38                      -2.62%
10 years              $100.00          $93.20                      -6.80%
30 years              $100.00          $88.69                     -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

            QUALITY
=============================
   HIGH QUALITY
===============
            A-1           A-2         A-3
            P-1           P-2         P-3
          MIG-1         MIG-2       MIG-3
           SP-1          SP-2        SP-3
   AAA       AA    A      BBB          BB      B      CCC      CC      C      D
--------------------------------------------------------------------------------
                   =HIGH-YIELD==================================================
=============================    ===============================================
      INVESTMENT GRADE                       NON-INVESTMENT GRADE

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]

[pointing finger icon]
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[pointing finger icon]
The Statement of Additional Information provides a detailed description of these securities' ratings.

www.americancentury.com                      American Century Investments     7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.90% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

8     American Century Investments                               1-800-345-2021

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. He joined American Century as Vice President and Portfolio Manager in November
1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

THERESA C. FENNELL

Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. She joined
American Century in June 1997. Prior to joining American Century, she was an
Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

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[pointing finger icon]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                      American Century Investments     9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[telephone icon]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[computer icon]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[envelope icon]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

10     American Century Investments                              1-800-345-2021

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[circle of arrows icon]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[pointing finger icon]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[wire machine icon]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[person icon]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California              9445 East County Line Road, Suite A
8 a.m. to 5 p.m., Monday - Friday      Englewood, Colorado
                                       8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

www.americancentury.com                     American Century Investments     11

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
----------------------------------------------------------------------------
Individual or Joint                                        $2,500
Traditional IRA                                            $1,000
Roth IRA                                                   $1,000
Education IRA                                                $500
UGMA/UTMA                                                  $2,500
403(b)                                                     $1,000(1)
Qualified Retirement Plans                                 $2,500(2)

(1) For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

(2) The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

12     American Century Investments                              1-800-345-2021

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[pointing finger icon]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                     American Century Investments     13

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

14     American Century Investments                              1-800-345-2021

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
Long-term capital gains     10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[pointing finger icon]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                     American Century Investments     15

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Advisor
Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this
Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

16     American Century Investments                              1-800-345-2021

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - operating expenses as a percentage of average net assets

* NET INCOME RATIO - net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                     American Century Investments     17

HIGH-YIELD FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                           1999           1998          1997(1)
================================================================================
Net Asset Value, Beginning of Period       $8.73          $9.91         $10.00
                                           -------------------------------------
Income From Investment Operations
  Net Investment Income                     0.80           0.83           0.06
  Net Realized and Unrealized Loss on
    Investment Transactions                (0.18)         (1.18)         (0.09)
                                           -------------------------------------
Total From Investment Operations            0.62          (0.35)         (0.03)
                                           -------------------------------------
Distributions
  From Net Investment Income               (0.80)         (0.83)         (0.06)
  From Net Realized Gains on
    Investment Transactions                (0.01)            --             --
                                           -------------------------------------
  Total Distributions                      (0.81)         (0.83)         (0.06)
                                           -------------------------------------
Net Asset Value, End of Period             $8.54          $8.73          $9.91
                                           =====================================
  Total Return(2)                           7.03%         (4.09)%        (0.27)%

Ratios/Supplemental Data
                                           1999           1998           1997(1)
================================================================================

Ratio of Operating Expenses to
  Average Net Assets                        0.90%          0.90%          0.90%(3)
Ratio of Net Investment Income
  to Average Net Assets                     8.90%          8.41%          7.39%(3)
Portfolio Turnover Rate                       95%            85%            --
Net Assets, End of Period (in thousands)  $33,537        $32,229        $11,072

(1) September 30, 1997 (inception) through October 31, 1997.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

18     American Century Investments                              1-800-345-2021

NOTES

www.americancentury.com                     American Century Investments     19

NOTES

20     American Century Investments                              1-800-345-2021

NOTES

www.americancentury.com                     American Century Investments     21

[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

On the Internet         *  EDGAR database at www.sec.gov
                        *  By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg.sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18959

[front cover]

Your
AMERICAN CENTURY
prospectus

High-Yield Fund

                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                           Funds Distributor, Inc., Distributor

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fund Performance History - See how the fund performed from year to year.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Funds section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,

                                [signature]
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg.sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[pointing finger icon]
This symbol highlights special information and helpful tips.

                                                   American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in a diversified portfolio of lower-rated CORPORATE
DEBT SECURITIES, which are subject to substantial risks and consequently pay higher yields. Among these risks are

*  credit risk
*  liquidity risk
*  interest rate risk

Additional important information about the fund's investment strategies and risks begins on page 5.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking high current income with the potential for capital gains
* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* uncomfortable with the risk of investing in lower-rated debt securities
* looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

[pointing finger icon]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2     American Century Investments                                1-800-345-3533

FUND PERFORMANCE HISTORY

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns
*  Highest and Lowest Quarterly Returns
*  Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

www.americancentury.com                      American Century Investments     3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management    Distribution and          Other         Total Annual Fund
               Fee           Service (12b-1) Fees(1)   Expenses(2)   Operating Expenses
----------------------------------------------------------------------------------------
High-Yield     0.65%         0.50%                     0.00%         1.15%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees page 14.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
    0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

              1 year     3 years     5 years     10 years
-------------------------------------------------------------
High-Yield    $117       $364        $630        $1,390

[left margin]

[pointing finger icon]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

4     American Century Investments                               1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in HIGH-YIELD corporate debt securities with an emphasis on securities that are rated below investment grade.

Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including income-producing convertible and preferred securities).
The remaining assets may be invested in common stocks or other equity-related securities. The fund buys securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to
20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments and U.S. government securities.

The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term bonds.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's investments often have high credit risk, which helps it pursue a higher yield than more conservatively managed bond funds. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political and other developments may be more likely to cause an issuer of low-quality bonds to default on its obligation to pay the interest and principal due under its securities.

The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Adverse publicity and investor perceptions, as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities, such as money market and short-term bond funds. See the discussion on page 6 for more information about the effects of changing interest rates on the fund's portfolio.

High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

The fund's share values will fluctuate. In general, funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

[left margin]

A HIGH-YIELD security is one that has been rated below one of the four highest categories by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. A discussion of the authorized credit quality range of the fund and credit risk starts on page
7.

www.americancentury.com                      American Century Investments     5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements
* identifying securities that satisfy a fund's credit quality standards
* evaluating the current economic conditions and assessing the risk of inflation
* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                             Amount of         Percent of    Remaining      Weighted
                             Security Owned    Portfolio     Maturity       Maturity
---------------------------------------------------------------------------------------
Debt Security A              $100,000          25%           1,000 days     250 days
Debt Security B              $300,000          75%           10,000 days    7,500 days
Weighted Average Maturity                                                   7,750 days

TYPES OF RISK

The basic types of risk that the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

[pointing finger icon]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

6     American Century Investments                               1-800-345-3533

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
3 years              $100.00         $97.38                     -2.62%
10 years             $100.00         $93.20                     -6.80%
30 years             $100.00         $88.69                    -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

The following chart shows the authorized credit quality ranges for the fund offered by this Prospectus.

            QUALITY
=============================
   HIGH QUALITY
===============
            A-1           A-2         A-3
            P-1           P-2         P-3
          MIG-1         MIG-2       MIG-3
           SP-1          SP-2        SP-3
   AAA       AA    A      BBB          BB      B      CCC      CC      C      D
--------------------------------------------------------------------------------
                   =HIGH-YIELD==================================================
=============================    ===============================================
      INVESTMENT GRADE                       NON-INVESTMENT GRADE

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]

[pointing finger icon]
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[pointing finger icon]
The Statement of Additional Information provides a detailed description of these securities' ratings.

www.americancentury.com                      American Century Investments     7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

8     American Century Investments                               1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

NORMAN E. HOOPS

Mr. Hoops, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. He joined American Century as Vice President and Portfolio Manager in November
1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

THERESA C. FENNELL

Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. She joined
American Century in June 1997. Prior to joining American Century, she was an
Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[pointing finger icon]
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                      American Century Investments     9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[pointing finger icon]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10     American Century Investments                              1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                     American Century Investments     11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund pays distributions from net income monthly. The fund generally pays distributions of capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12     American Century Investments                              1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
------------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate        Ordinary income rate
Long-term capital gains     10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]

[pointing finger icon]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                     American Century Investments     13

MULTIPLE CLASS INFORMATION

American Century offers two classes of the fund: Investor Class and Advisor
Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions, or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this
Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class shares pay an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure - Master Distribution and Shareholder Services Plan in the
Statement of Additional Information.

14     American Century Investments                              1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO -- operating expenses as a percentage of average net assets

*  NET INCOME RATIO -- net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

www.americancentury.com                     American Century Investments     15

HIGH-YIELD FUND
Investor Class

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

Per-Share Data
                                           1999           1998          1997(1)
================================================================================
Net Asset Value, Beginning of Period       $8.73          $9.91         $10.00
                                           -------------------------------------
Income From Investment Operations
  Net Investment Income                     0.80           0.83           0.06
  Net Realized and Unrealized Loss on
    Investment Transactions                (0.18)         (1.18)         (0.09)
                                           -------------------------------------
Total From Investment Operations            0.62          (0.35)         (0.03)
                                           -------------------------------------
Distributions
  From Net Investment Income               (0.80)         (0.83)         (0.06)
  From Net Realized Gains on
    Investment Transactions                (0.01)            --             --
                                           -------------------------------------
  Total Distributions                      (0.81)         (0.83)         (0.06)
                                           -------------------------------------
Net Asset Value, End of Period             $8.54          $8.73          $9.91
                                           =====================================
  Total Return(2)                           7.03%         (4.09)%        (0.27)%

Ratios/Supplemental Data
                                           1999           1998           1997(1)
================================================================================

Ratio of Operating Expenses to
  Average Net Assets                        0.90%          0.90%          0.90%(3)
Ratio of Net Investment Income
  to Average Net Assets                     8.90%          8.41%          7.39%(3)
Portfolio Turnover Rate                       95%            85%            --
Net Assets, End of Period (in thousands)  $33,537        $32,229        $11,072

(1) September 30, 1997 (inception) through October 31, 1997.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

16     American Century Investments                                1-800-345-3533

NOTES

www.americancentury.com                     American Century Investments     17

[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

On the Internet         * EDGAR database at www.sec.gov
                        * By email request at publicinfo@sec.gov

By mail                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg.sm)]
                                    American
                                     Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18960

[front cover]

Your
AMERICAN CENTURY
prospectus

Tax-Managed Value Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                  MARCH 1, 2000
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                            Funds Distributor, Inc. Distributor

[inside front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

[left margin}

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers also attempt to minimize taxable distributions to fund shareholders. A more detailed description of American
Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include

* Market Risk -- The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility -- The value of a fund's shares may fluctuate significantly in the short term.

* Principal Loss -- As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment * seeking lower taxable distributions than a traditional equity fund * comfortable with the fund's short-term price volatility * comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan
* seeking current income from your investment
* investing for a short period of time
* uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[left margin]

[graphic of pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

 2       American Century Investments                            1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        Redemption/Exchange  Fee
                                       (as a percentage of amount
                                        redeemed/exchanged)
---------------------------------------------------------------------------
Shares held for less than one year(1)   2.0%
Shares held for one year or more        None

(1)  The fee withheld from redemption proceeds is retained by the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management     Distribution and          Other            Total Annual Fund
                      Fee(1)         Service (12b-1) Fees      Expenses(2)      Operating Expenses
----------------------------------------------------------------------------------------------
Tax-Managed Value     1.10%          None                      0.00%            1.10%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                       1 year       3 years      5 years     10 years
---------------------------------------------------------------------------
Tax-Managed Value      $320         $349         $604        $1,334

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                       1 year       3 years      5 years     10 years
---------------------------------------------------------------------------
Tax-Managed Value      $112         $349         $604        $1,334

[left margin]

[graphic of pointing index finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

         www.americancentury.com                American Century Investments  3

OBJECTIVES, STRATEGIES AND RISKS

TAX-MANAGED VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

*  The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

*  The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

*  The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

*  The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors.
Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers'
discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See Special Requirements for Large Redemptions, page 11.
Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see Taxes, page 13.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders.
To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                            1-800-345-2021

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis.
Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

         www.americancentury.com                American Century Investments  5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.10% of the average net assets of the Investor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6        American Century Investments                            1-800-345-2021

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

MARK MALLON

Mr. Mallon, Chief Investment Officer -- Value and Quantitative Equities and
Senior Vice President, has been a member of the team that manages the fund since its inception in March 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment  Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered  Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger]
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

         www.americancentury.com                American Century Investments  7

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
---------------------------------------------------------------------------
BY TELEPHONE
Investor Relations 1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored  Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

---------------------------------------------------------------------------
ONLINE
www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES Not available.

---------------------------------------------------------------------------

BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

8        American Century Investments                            1-800-345-2021

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

---------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
 Commerce Bank N.A.
 Routing No. 101000019
 Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

---------------------------------------------------------------------------
IN PERSON

[graphic of human figure]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    9445 East County Line Road, Suite A
Mountain View, California               Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

         www.americancentury.com                American Century Investments  9

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account the minimum investment is:
---------------------------------------------------------------------------
Individual or Joint                            $10,000
---------------------------------------------------------------------------
Traditional IRA(1)                             $10,000
---------------------------------------------------------------------------
Roth IRA(1)                                    $10,000
---------------------------------------------------------------------------
Education IRA                                  N/A
---------------------------------------------------------------------------
UGMA/UTMA                                      $10,000
---------------------------------------------------------------------------
403(b)                                         $10,000

(1)  To  establish  a  traditional  or Roth IRA in the  fund,  you will  need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

REDEMPTIONS

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record. If you have held these shares for less than one year, you will pay a redemption fee of 2.0% of the value of the shares redeemed.

MODIFYING OR CANCELLING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

10        American Century Investments                           1-800-345-2021

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.
broker-dealers, insurance companies and investment advisors.

[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

         www.americancentury.com               American Century Investments  11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, from time-to-time it may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in
December. It may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor
Services Guide for further information regarding distributions.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, From the time the assets are purchased.

12        American Century Investments                           1-800-345-2021

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund nonetheless may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                       or Above
---------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate        Ordinary income rate
---------------------------------------------------------------------------
Long-term capital gains    10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of pointing index finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

         www.americancentury.com               American Century Investments  13

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

14        American Century Investments                           1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

         www.americancentury.com               American Century Investments  15

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL  RETURN - the overall  percentage  of return of the fund,  assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the period ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16        American Century Investments                           1-800-345-2021

TAX-MANAGED VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         1999(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $5.00
                                                                     -------
Income From Investment Operations
  Net Investment Income                                                0.04
  Net Realized and Unrealized Gain on Investment Transactions          0.14
                                                                     -------
  Total From Investment Operations                                     0.18
                                                                     -------
Net Asset Value, End of Period                                        $5.18
                                                                     =======
  Total Return(2)                                                      3.60%

Ratios/Supplemental Data
                                                                         1999(1)
----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.10%(3)
Ratio of Net Investment Income to Average Net Assets                   1.14%(3)
Portfolio Turnover Rate                                                  41%
Net Assets, End of Period (in thousands)                            $46,132

(1) March 31, 1999 (inception) through October 31, 1999.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

         www.americancentury.com              American Century Investments  17

[back cover]

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location
                            and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          [american century (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18956

[front cover]

Your
AMERICAN CENTURY
prospectus

Tax-Managed Value Fund

                                                    [american century (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                            Funds Distributor, Inc. Distributor

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,

                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

[left margin}

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers also attempt to minimize taxable distributions to fund shareholders. A more detailed description of American
Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include

* Market Risk -- The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility -- The value of a fund's shares may fluctuate significantly in the short term.

* Principal Loss -- As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment
* seeking lower taxable distributions than a traditional equity fund
* comfortable with the fund's short-term price volatility
* comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan
* seeking current income from your investment
* investing for a short period of time
* uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

[left margin]

[graphic of pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

2        American Century Investments                            1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        Redemption/Exchange  Fee
                                       (as a percentage of amount
                                        redeemed/exchanged)
---------------------------------------------------------------------------
Shares held for less than one year(1)   2.0%
Shares held for one year or more        None

(1)  The fee withheld from redemption proceeds is retained by the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                    Management     Distribution and            Other            Total Annual Fund
                    Fee(1)         Service (12b-1) Fees(2)     Expenses(3)      Operating Expenses
-----------------------------------------------------------------------------------------------
Tax-Managed Value   0.85%          None                        0.50%            1.35%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 13.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                      1 year         3 years        5 years       10 years
---------------------------------------------------------------------------
Tax-Managed Value     $344           $426           $736           $1,614

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                      1 year         3 years        5 years       10 years
----------------------------------------------------------------------------
Tax-Managed Value     $137           $426           $736          $1,614

[left margin]

[graphic of pointing index finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

   www.americancentury.com                  American Century Investments    3

OBJECTIVES, STRATEGIES AND RISKS

TAX-MANAGED VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

*  The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

*  The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

*  The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

*  The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors.
Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers'
discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See Special Requirements for Large Redemptions, page 9. Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see Taxes, page 11.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders.
To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                            1-800-345-3533

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of
Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis.
Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

         www.americancentury.com                American Century Investments  5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.85% of the average net assets of the Advisor Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

6        American Century Investments                            1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

MARK MALLON

Mr. Mallon, Chief Investment Officer -- Value and Quantitative Equities and
Senior Vice President, has been a member of the team that manages the fund since its inception in March 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment  Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered  Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

         www.americancentury.com                American Century Investments  7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-
sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

REDEMPTIONS

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record. If you have held these shares for less than one year, you will pay a redemption fee of 2.0% of the value of the shares redeemed.

[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

8        American Century Investments                            1-800-345-3533

MODIFYING OR CANCELLING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

   www.americancentury.com                American Century Investments      9

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, from time-to-time it may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in
December. It may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor
Services Guide for further information regarding distributions.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

10        American Century Investments                           1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund nonetheless may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket     Tax Rate for 28% Bracket
                                                        or Above
---------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate         Ordinary income rate
---------------------------------------------------------------------------
Long-term capital gains    10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

         www.americancentury.com               American Century Investments  11

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

12        American Century Investments                           1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares

1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

         www.americancentury.com               American Century Investments  13

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Advisor
Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the fund is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the period ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

14        American Century Investments                           1-800-345-3533

TAX-MANAGED VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         1999(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $5.00
                                                                     -------
Income From Investment Operations
  Net Investment Income                                                0.04
  Net Realized and Unrealized Gain on Investment Transactions          0.14
                                                                     -------
  Total From Investment Operations                                     0.18
                                                                     -------
Net Asset Value, End of Period                                        $5.18
                                                                     =======
  Total Return(2)                                                      3.60%

Ratios/Supplemental Data
                                                                         1999(1)
----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.10%(3)
Ratio of Net Investment Income to Average Net Assets                   1.14%(3)
Portfolio Turnover Rate                                                  41%
Net Assets, End of Period (in thousands)                            $46,132

(1) March 31, 1999 (inception) through October 31, 1999.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

         www.americancentury.com               American Century Investments  15

NOTES

16        American Century Investments                           1-800-345-3533

NOTES

         www.americancentury.com               American Century Investments  17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location
                            and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo(reg.sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18958

[front cover]

Your
AMERICAN CENTURY
prospectus

Tax-Managed Value Fund

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                  MARCH 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                    TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

                                            Funds Distributor, Inc. Distributor

[inside front cover]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                                Sincerely,

                                /s/Mark Killen
                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing index finger]
This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund managers use a value investment strategy that invests primarily in stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. In selecting stocks, the fund managers look for companies that are temporarily out of favor in, or whose value is not yet recognized by, the market. The fund managers also attempt to minimize taxable distributions to fund shareholders. A more detailed description of American
Century's tax-managed investment strategy begins on page 4.

The fund's principal risks include

* Market Risk -- The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility -- The value of a fund's shares may fluctuate significantly in the short term.

* Principal Loss -- As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment
* seeking lower taxable distributions than a traditional equity fund
* comfortable with the fund's short-term price volatility
* comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan
* seeking current income from your investment
* investing for a short period of time
* uncomfortable with short-term volatility in the value of your investment

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

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[graphic of pointing index finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

2        American Century Investments                            1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        Redemption/Exchange  Fee
                                       (as a percentage of amount
                                        redeemed/exchanged)
---------------------------------------------------------------------------
Shares held for less than one year(1)   2.0%
Shares held for one year or more        None

(1)  The fee withheld from redemption proceeds is retained by the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management    Distribution and           Other            Total Annual Fund
                      Fee(1)        Service (12b-1) Fees       Expenses(2)      Operating Expenses
----------------------------------------------------------------------------------------------
Tax-Managed Value     0.90%         None                       0.00%            0.90%

(1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                       1 year       3 years      5 years      10 years
---------------------------------------------------------------------------
Tax-Managed Value      $300         $286         $497         $1,104

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                       1 year       3 years      5 years      10 years
---------------------------------------------------------------------------
Tax-Managed Value      $92          $286         $497         $1,104

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[graphic of pointing index finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

 www.americancentury.com                   American Century Investments     3

OBJECTIVES, STRATEGIES AND RISKS

TAX-MANAGED VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers seek to achieve the fund's objective by investing primarily in common stocks. The fund managers also will attempt to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders.

The fund managers use a value investment strategy to look for stocks of medium to large companies the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may, from time to time, be inconsistent with the fund's objective of long-term capital growth:

*  The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

*  The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

*  The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gains distributions to the fund's shareholders.

*  The fund managers may seek to minimize taxable dividend income where appropriate by investing in stocks with lower dividend yields.

While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine that the tax impact of the sale is outweighed by other factors.
Such factors include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by fund shareholders could require the fund to sell securities, potentially resulting in capital gains. At the fund managers'
discretion, payment of the redemption price may, under certain circumstances, be made in whole or in part by a distribution in kind of securities from the fund, in lieu of cash. See Special Requirements for Large Redemptions, page 10.
Because the fund is managed to provide high after-tax returns, it may not provide as high a pre-tax return as other funds. For more information regarding applicable taxes, see Taxes, page 13.

Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders.
To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. In determining the holding period for shares, the fund will use the "first-in, first-out" method. In other words, when a shareholder redeems or exchanges shares, the fund will first redeem or exchange those shares with the earliest purchase date. If the shareholder has held these shares for at least one year, the fund will not apply a redemption fee to the redeemed shares. The redemption fee is retained by the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

4        American Century Investments                            1-800-345-3533

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options, and similar derivative securities, to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

While the fund seeks to minimize taxable distributions to shareholders, it nonetheless may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if the managers determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders on at least an annual basis.
Distributions may be taxable as ordinary income, capital gains, or a combination of the two.

Although the fund managers intend to invest the fund's assets primarily in U.S.
stocks, the fund may invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United
States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

         www.americancentury.com                American Century Investments  5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.90% of the average net assets of the Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6        American Century Investments                            1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

MARK MALLON

Mr. Mallon, Chief Investment Officer -- Value and Quantitative Equities and
Senior Vice President, has been a member of the team that manages the fund since its inception in March 1999. He joined American Century in April 1997. From
August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief
Executive Officer of Federated Investment  Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has an MBA from Cornell University. He is a Chartered  Financial Analyst.

CHARLES RITTER

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[left margin]

[graphic of pointing index finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

         www.americancentury.com                 American Century Investments  7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell your shares of Tax-Managed Value within one year of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet shareholder redemptions.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

8        American Century Investments                            1-800-345-3533

WAYS TO MANAGE YOUR ACCOUNT

BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call if you have authorized us to invest from your bank account.

SELL SHARES Call a Service Representative.

---------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419385
Kansas City, MO 64141-6385

Fax  816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

---------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

---------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information:
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)

+For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

         www.americancentury.com                American Century Investments  9

MODIFYING OR CANCELLING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

10        American Century Investments                           1-800-345-3533

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

         www.americancentury.com               American Century Investments  11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. While the fund seeks to minimize taxable distributions, from time-to-time it may realize some CAPITAL GAINS on the sale of investment securities and earn dividend income and interest. The fund generally pays distributions of capital gains, if any, once a year in
December. It may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

All distributions must be reinvested in the fund. Please consult our Investor
Services Guide for further information regarding distributions.

[left margin]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

12        American Century Investments                           1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Although the fund seeks to maximize long-term capital growth while minimizing taxable distributions, the fund nonetheless may make distributions to its shareholders. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact is outweighed by the investment risk of the security or by the availability of replacement securities that are of a better value after considering the tax effect of the sale.

Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated by the sale of fund investments. Distribution of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket     Tax Rate for 28% Bracket
                                                        or Above
---------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate         Ordinary income rate
---------------------------------------------------------------------------
Long-term capital gains    10%                          20%

The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

         www.americancentury.com               American Century Investments  13

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

14        American Century Investments                           1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions, or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares

1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

         www.americancentury.com               American Century Investments  15

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses as a percentage of average net assets

*  NET INCOME RATIO - net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the period ended October 31, 1999, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

16        American Century Investments                           1-800-345-3533

TAX-MANAGED VALUE FUND

Investor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                         1999(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $5.00
                                                                     -------
Income From Investment Operations
  Net Investment Income                                                0.04
  Net Realized and Unrealized Gain on Investment Transactions          0.14
                                                                     -------
  Total From Investment Operations                                     0.18
                                                                     -------
Net Asset Value, End of Period                                        $5.18
                                                                     =======
  Total Return(2)                                                      3.60%

Ratios/Supplemental Data
                                                                         1999(1)
----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.10%(3)
Ratio of Net Investment Income to Average Net Assets                   1.14%(3)
Portfolio Turnover Rate                                                  41%
Net Assets, End of Period (in thousands)                            $46,132

(1) March 31, 1999 (inception) through October 31, 1999.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

         www.americancentury.com               American Century Investments  17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location
                            and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century tree (reg. sm)]
                                    American
                                    Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385
                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18957

Your
AMERICAN CENTURY
prospectus

Veedot(SM) Fund

                   MARCH 1, 2000
                   INVESTOR CLASS

      THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR
  DISAPPROVED THESE SECURITIES OR
 DETERMINED IF THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING
                          A CRIME.

          Funds Distributor, Inc.,
                       Distributor

                                           [american century logo and (reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]

                      [american century logo and (reg. sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419200
                                 Kansas City, MO
                                   64141-6200
[End of Sidebar]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                               Sincerely
                               /s/MARK KILLEN
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[Sidebar]
Throughout this book you'll find  definitions of key investment terms  and phrases. When you see a word printed in BLUE ITALICS, look for its  definition in the left margin.

[Graphic of pointing finger]
This symbol highlights special  information and helpful tips.
[End of Sidebar]

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting  the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities  may have a greater impact on the fund's share price than would be the case in a  diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  concerned about the tax consequences of high portfolio turnover

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest  quarterly returns and average annual returns.

[Sidebar]

PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

[Graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[Graphic of pointing finger]
For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

[End of Sidebar]

2    American Century Investments                              1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(1)

(1)  Shares held for less than five years

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

            Management     Distribution and        Other          Total Annual Fund
            Fee(1)         Service (12b-1) Fees    Expenses(2)    Operating Expenses
-------------------------------------------------------------------------------------
Veedot      1.50%          None                    0.00%          1.50%

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                        1 year                 3 years
---------------------------------------------------------------------------
Veedot                                  $359                   $693

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                        1 year                 3 years
---------------------------------------------------------------------------
Veedot                                  $152                   $472

[Sidebar]

[Graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[Graphic of pointing finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[End of Sidebar]

www.americancentury.com                   American Century Investments         3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type  or geographic location, on a disciplined, consistent basis

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, NONLEVERAGED futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid  while performing more like stocks. The fund has a policy governing futures and  options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement  of
Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

[Sidebar]

NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

[End of sidebar]

4        American Century Investments                           1-800-345-2021

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's  Statement of Additional Information.

www.americancentury.com                   American Century Investments       5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.50% of the first $500 million of average net assets,
1.45% of the next $500 million of average net assets and 1.40% of average net assets over $1 billion of the Investor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6        American Century Investments                           1-800-345-2021

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to
Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and
Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology. He also has an MBA from Baker University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[Sidebar]

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the  interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers  and other employees with access to information about the purchase or sale  of securities by the fund to obtain approval before executing permitted personal trades.

[End of Sidebar]

www.americancentury.com                   American Century Investments         7

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans 1-800-345-3533

Automated Information Line
1-800-345-8765

[Graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line  if you have authorized us to invest from your  bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[Graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American  Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

[Graphic of envelope]

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

8        American Century Investments                           1-800-345-2021

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[Graphic of there revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[Graphic of pointing finger]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[Graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information:
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON
[Graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                          4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   9445 East County Line Road, Suite A
Mountain View, California              Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

www.americancentury.com                   American Century Investments       9

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum investment is $10,000.

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it.  Each fund reserves the right to suspend the offering of shares for a period of time,  and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in  our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

 10       American Century Investments                           1-800-345-2021

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date  of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[Sidebar]
[Graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[End of Sidebar]

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[Sidebar]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[End of Sidebar]

12        American Century Investments                           1-800-345-2021

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution       Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-------------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate        Ordinary income rate
Long-term capital gains    10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]

[Graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[End of Sidebar]

www.americancentury.com                   American Century Investments        13

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-
sponsored retirement plans, or through institutions like banks, broker-dealers and  insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and  distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

14        American Century Investments                           1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments       15

NOTES

16        American Century Investments                            1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments       17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for  location and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg. sm)]
                                    American
                                    Century

                         American Century Investments
                              P.O. Box 419200
                       Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0003
SH-PRS-18948

Your
AMERICAN CENTURY
prospectus

Veedot(SM) Fund

                                                                  MARCH 1, 2000
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                       Funds Distributor, Inc.,
                                                                    Distributor

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]

                        [american century logo (reg. sm)]
                                    American
                                     Century

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

[End of Sidebar]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative  will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely,
                               /s/MARK KILLEN
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[Sidebar]

Throughout this book you'll find  definitions of key investment terms  and phrases. When you see a word printed in BLUE ITALICS, look for its  definition in the left margin.

[Graphic of pointing finger]
This symbol highlights special information and helpful tips.

[End of Sidebar]

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting  the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities  may have a greater impact on the fund's share price than would be the case in a  diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  concerned about the tax consequences of high portfolio turnover

Fund Performance History

[Sidebar]

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest  quarterly returns and average annual returns.

PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a larger percentage of its assets in a smaller number of securities than a diversified fund.

[Graphic of pointing finger]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[Graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

[End of Sidebar]

2        American Century Investments                            1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(1)

(1)  For shares held for less than five years

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management    Distribution and          Other         Total Annual Fund
           Fee(1)        Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses
----------------------------------------------------------------------------------
Veedot     1.25%         0.50%                     0.00%         1.75%

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service  and Distribution Fees, page 12.

(3)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                     1 year                    3 years
--------------------------------------------------------------------------------
Veedot                               $383                      $767

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                     1 year                    3 years
--------------------------------------------------------------------------------
Veedot                               $177                      $548

[Sidebar]

[Graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[Graphic of pointing finger]
Use this example to compare the  costs of investing in other funds.  Of course, your actual costs may be higher or lower.

[End of Sidebar]

www.americancentury.com                   American Century Investments         3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, NONLEVERAGED futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid  while performing more like stocks. The fund has a policy governing futures and  options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement  of
Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

[Sidebar]

NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

[End of Sidebar]

4       American Century Investments                            1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's  Statement of Additional Information.

www.americancentury.com                   American Century Investments       5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor
Class shares of Veedot.  The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.25% of the first $500 million of average net assets,
1.20% of the next $500 million of average net assets and 1.15% of average net assets over $1 billion of the Advisor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

6        American Century Investments                            1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to
Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and
Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology. He also has an MBA from Baker University

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[Sidebar]

[Graphic of pointing finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the  interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers  and other employees with access to information about the purchase or sale  of securities by the fund to obtain approval before executing permitted personal trades.

[End of Sidebar]

www.americancentury.com                   American Century Investments         7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-
sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[Sidebar]

[Graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

[End of Sidebar]

8        American Century Investments                           1-800-345-3533

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date  of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

www.americancentury.com                   American Century Investments  9

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[Sidebar]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[End of Sidebar]

10       American Century Investments                           1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
--------------------------------------------------------------------------------------
Short-term capital gains    Ordinary income rate       Ordinary income rate
Long-term capital gains     10%                        20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]

[Graphic of pointing finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

[End of Sidebar]

www.americancentury.com                 American Century Investments         11

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

12        American Century Investments                           1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments      13

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request
                              at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg. sm)]
                                    American
                                     Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18949

Your
AMERICAN CENTURY
prospectus

Veedot(SM) Fund

                                                                 MARCH 1, 2000
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                       Funds Distributor, Inc.,
                                                                    Distributor

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[Sidebar]

                        [american century logo (reg. sm)]
                                    American
                                     Century

                                American Century
                                   Investments

                                 P.O. Box 419385
                                 Kansas City, MO
                                   64141-6385
[End of Sidebar]

Dear Investor,

   Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

   As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

   An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

   Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

   Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

   As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

   Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

   Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative  will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                               Sincerely
                               /s/MARK KILLEN
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.

[Sidebar]

Throughout this book you'll find  definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its  definition in the left margin.

[Graphic of pointing finger]
This symbol highlights special  information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page 4.

The fund's principal risks include

*  RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting  the securities market generally.

*  NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities  may have a greater impact on the fund's share price than would be the case in a  diversified fund.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

*  PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  comfortable with short-term price volatility

*  comfortable with the risks associated with the investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with short-term volatility in the value of your investment

*  concerned about the tax consequences of high portfolio turnover

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest  quarterly returns and average annual returns.

[Sidebar]

PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities.

A NONDIVERSIFIED fund may invest a larger percentage of its assets in a smaller number of securities than a diversified fund.

[Graphic of pointing finger]
An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[Graphic of pointing finger]
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

2        American Century Investments                           1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)  2.0%(1)

(1)  For shares held for less than five years.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management   Distribution and        Other         Total Annual Fund
          Fee(1)       Service (12b-1) Fees    Expenses(2)   Operating Expenses
------------------------------------------------------------------------------
Veedot    1.30%        None                    0.00%         1.30%

(1)  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                1 year                 3 years
--------------------------------------------------------------------------------
Veedot                          $339                   $633

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                                1 year                 3 years
--------------------------------------------------------------------------------
Veedot                          $132                   $410

[Sidebar]

[Graphic of pointing finger]
A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

[Graphic of pointing finger]
Use this example to compare the  costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments        3

OBJECTIVES, STRATEGIES AND RISKS

VEEDOT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

This fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, NONLEVERAGED futures and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

[Sidebar]

NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

4        American Century Investments                             1-800-345-3533

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

www.americancentury.com                   American Century Investments        5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the
Institutional Class shares of Veedot. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot will pay the advisor a unified management fee of 1.30% of the first $500 million of average net assets, 1.25% of the next $500 million of average net assets and 1.20% of average net assets over $1 billion of the Institutional Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

6        American Century Investments                            1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999.  He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

JOHN SMALL JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to
Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and
Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree in laser optics physics from the Air Force Institute of Technology. He also has an MBA from Baker University

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

[Sidebar]

[Graphic of poin
Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the  interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers  and other employees with access to information about the purchase or sale  of securities by the fund to obtain approval before executing permitted personal trades.

[End of Sidebar]

www.americancentury.com                   American Century Investments        7

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

REDEMPTIONS

If you sell your shares of Veedot within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in
Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

8        American Century Investments                            1-800-345-3533

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

Service Representative
1-800-345-3533

[Graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[Graphic of envelope]

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[Graphic of three revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[Graphic of pointing finger]
Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[Graphic of wire machine[\]

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following  information to wire money.

* Our bank information:
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

www.americancentury.com                   American Century Investments        9

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it.  Each fund reserves the right to suspend the offering of shares for a period of time,  and each fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in  our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15  days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date  of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

10        American Century Investments                           1-800-345-3533

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

[Sidebar]

[Graphic of pointing finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments        11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[Sidebar]

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

[End of Sidebar]

12       American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above
-----------------------------------------------------------------------------------------
Short-term capital gains     Ordinary income rate        Ordinary income rate
Long-term capital gains      10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

[Sidebar]

[Graphic of pointing finger]
Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

  www.americancentury.com                   American Century Investments    13

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

14      American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments        15

NOTES

16       American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments       17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide  copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             * EDGAR database at www.sec.gov
                            * By email request at
                              publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                        [american century logo (reg. sm)]
                                    American
                                     Century

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0003
SH-PRS-18950

AMERICAN CENTURY PROSPECTUS
--------------------------------------------------------------------------------
Veedot(reg.sm) Large-Cap Fund

March 1, 2000

Investor Class

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                            Funds Distributor, Inc., Distributor

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

                   Sincerely,

                   Mark Killen
                   Senior Vice President
                   American Century Investment Services, Inc.

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?

The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o   RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o   HIGH TURNOVER - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o   MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o   NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o   PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

o   FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o   PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?
The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o concerned about the tax consequences of high portfolio turnover

CALLOUT
PORTFOLIO TURNOVER is a measure of how frequently a fund buys and sells portfolio securities. DIVERSIFIED means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-2021 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment) Redemption/Exchange
Fee (as a percentage of amount redeemed/exchanged) 2.0%(1) 1 Shares held for less than five years

Annual Operating Expenses (expenses that are deducted from fund assets)

                      Management   Distribution and        Other         Total Annual Fund
                      Fee(1)       Service (12b-1) Fees    Expenses(2)   Operating Expenses

Veedot Large-Cap      1.35%        None                    0.00%         1.35%

1   The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2   Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                               1 year       3 years
Veedot Large-Cap               $344         $648

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                               1 year       3 years
Veedot Large-Cap               $137         $426

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

How does the fund pursue its investment objective?
The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements. The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase. Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund.
On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?
The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. With the exception of convertible debt securities, the fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the fund?
The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.35% of the first $500 million of average net assets, 1.30% of the next $500 million of average net assets and 1.25% of average net assets over $1 billion of the Investor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You
You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

Ways to Manage Your Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call or use our Automated Information Line if
1-800-345-2021                     an account by exchanging shares from another   you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call or use our Automated Information Line     Call a Service Representative.
1-800-345-3533                     if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6200         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-7962                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service
                                                                                  Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

A Note about Mailings to Shareholders
To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

---------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.
-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information:                            or electronic transfer.
Please remember if you request            Commerce Bank N.A.
redemptions by wire, $10 will             Routing No. 101000019
be deducted from the amount               Account No. 2804918
redeemed. Your bank also may     The fund name
charge a fee.                    Your American Century account number*            Exchange shares
                                 Your name                                        Not available.
                                 The contribution year (for IRAs only)

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

                                 4500 Main St.                                     4917 Town Center Drive
                                 Kansas City, Missouri                             Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday - Friday              8 a.m. to 6 p.m., Monday - Friday
                                                                                   8 a.m. to noon, Saturday

                                 1665 Charleston Road                              9445 East County Line Road, Suite A
                                 Mountain View, California                         Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday - Friday                 8 a.m. to 6 p.m., Monday - Friday
                                                                                   8 a.m. to noon, Saturday
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Minimum Initial Investment Amount
To open an account, the minimum investment is $10,000.

Redemptions
If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Redemption of Shares in Low-Balance Accounts
If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Cancelling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining investors avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements

|X| exchange policies

|X| fund choices

|X| cutoff time for investments

|X| Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUTS
The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution         Tax Rate for 15% Bracket     Tax Rate for 28% Bracket or Above

Short-term capital gains     Ordinary income rate         Ordinary income rate
Long-term capital gains      10%                          20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information
American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Investor
Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

AMERICAN CENTURY

PROSPECTUS
--------------------------------------------------------------------------------
                                                   Veedot(reg.sm) Large-Cap Fund
                                                                   March 1, 2000

                                                                   Advisor Class

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                            Funds Distributor, Inc., Distributor

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                   Sincerely,

                   Mark Killen
                   Senior Vice President
                   American Century Investment Services, Inc.

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?
The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o   RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o   HIGH TURNOVER - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o   MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o   NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o   PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

o   FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o   PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?
The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o concerned about the tax consequences of high portfolio turnover

CALLOUT
Portfolio turnover is a measure of how frequently a fund buys and sells portfolio securities.

CALLOUT
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage
of amount redeemed/exchanged)           2.0%(1)
1 For shares held for less than five years

Annual Operating Expenses (expenses that are deducted from fund assets)

                       Management    Distribution and        Other         Total Annual Fund
                       Fee(1)        Service (12b-1) Fees(2) Expenses(3)   Operating Expenses
                       ------        ----------------------- -----------   ------------------
Veedot Large-Cap       1.10%         0.50%                   0.00%         1.60%

1   The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2   The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page XX.

3   Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                               1 year                3 years
Veedot Large-Cap               $369                  $723

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                               1 year                3 years
Veedot Large-Cap               $162                  $502

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?
The fund will usually purchase common stocks, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. With the exception of convertible debt securities, the fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the fund?
The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means
that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor
Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.10% of the first $500 million of average net assets, 1.05% of the next $500 million of average net assets and 1.00% of average net assets over $1 billion of the Advisor Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan
Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

Redemptions
If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments
Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Modifying or Cancelling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining investors avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Share Price and Distributions

Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUTS

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution        Tax Rate for 15% Bracket         Tax Rate for 28% Bracket or Above

Short-term capital gains    Ordinary income rate             Ordinary income rate
Long-term capital gains     10%                              20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information
American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor
Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

9910
SH-PRS-xxxxx

AMERICAN CENTURY
PROSPECTUS
--------------------------------------------------------------------------------

                                                   Veedot(reg.sm) Large-Cap Fund
                                                                   March 1, 2000
                                                             Institutional Class

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                            Funds Distributor, Inc., Distributor

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the
Fund section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the
Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at
1-800-345-3533.

                   Sincerely,

                   Mark Killen
                   Senior Vice President
                   American Century Investment Services, Inc.

Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.

An Overview of the Fund

What is the fund's investment objective?

This fund seeks long-term capital growth.

What are the fund's primary investment strategies and principal risks?
The fund uses a systematic, highly automated approach to common stock investing.
This approach is designed to identify companies, regardless of size, industry type or geographic location, that are growing and whose share price patterns suggest their stocks are likely to increase in value. A more detailed description of the fund's investment style begins on page __.

The fund's principal risks include

o   RELIANCE ON INVESTMENT PROCESS - The fund's investment process is heavily automated. If the investment style embedded in this process falls out of favor with the market, the fund's performance may suffer.

o   HIGH TURNOVER - The fund'sportfolio turnover may be very high. This could result in relatively high commission costs and capital gains tax liabilities for the fund and its shareholders, which may hurt the fund's performance.

o   MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

o   NONDIVERSIFICATION - The fund is NONDIVERSIFIED. As such, it may hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

o   PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term as a result of high portfolio turnover, market risk and nondiversification.

o   FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

o   PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?
The fund may be a good investment if you are
o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?
The fund may not be a good investment if you are

o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment
o concerned about the tax consequences of high portfolio turnover

CALLOUT
Portfolio turnover is a measure of how frequently a fund buys and sells portfolio securities.

CALLOUT
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the securities of a single issuer or more than 10% of the outstanding voting securities of a single issuer.

CALLOUT
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit
American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Redemption/Exchange Fee (as a percentage
of amount redeemed/exchanged)                 2.0%(1)

1   Shares held for less than five years

Annual Operating Expenses (expenses that are deducted from fund assets)

                     Management    Distribution and          Other        Total Annual Fund
                     Fee           Service (12b-1) Fees      Expenses(1)  Operating Expenses
Veedot Large-Cap     1.15%         None                      0.00%        1.15%

1   The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

2   Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                               1 year                3 years
Veedot Large-Cap               $324                  $588
You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                               1 year                3 years
Veedot Large-Cap               $117                  $364

CALLOUT
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Objectives, Strategies and Risks

Veedot Large-Cap Fund

What is the fund's investment objective?
This fund seeks long-term capital growth.

How does the fund pursue its investment objective?

The fund uses a systematic, highly automated approach to common stock investing developed by American Century. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis.

These tools include a fundamental process that screens thousands of publicly traded securities to identify those that meet the fund's strict, proprietary growth requirements.

The fund's methodology also attempts to identify companies whose share price patterns suggest that they are likely to either rise or fall in price (commonly referred to as technical analysis). This technical analysis is particularly oriented to identifying attractive price patterns for companies meeting the growth requirements mentioned above. These would be candidates for purchase.
Conversely, companies whose share price patterns suggest they are likely to decline in price would be candidates for sale, if owned by the fund. On occasion, the process may look favorably on a company whose share price pattern appears attractive even though the company looks less attractive based on the growth screen.

The fund managers do not attempt to time the market. Instead, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, at the fund managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

CALLOUT
NONLEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

What kinds of securities does the fund buy?
The fund will usually purchase common stocks, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. With the exception of convertible debt securities, the fund limits its purchase of debt securities to investment-grade obligations. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures and options and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Although the fund's managers expect it initially will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies.

What are the principal risks of investing in the fund?
The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-300% per year or more, could result in relatively high commission costs, substantial capital gain realizations for the fund, and capital gains tax liabilities for the fund's shareholders.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if it no longer meets their investment criteria.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the fund managers intend initially to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. To the extent a fund invests in foreign securities, the overall risk of the fund could be affected. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style embedded in the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's Statement of Additional Information.

Management

Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958. The advisor is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the
Institutional Class shares of Veedot Large-Cap. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Veedot Large-Cap will pay the advisor a unified management fee of 1.15% of the first $500 million of average net assets, 1.10% of the next $500 million of average net assets and
1.05% of average net assets over $1 billion of the Institutional Class shares.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan
Investment Management Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

James E. Stowers III
Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined
American Century in 1981. He has a bachelor's degree in finance from Arizona
State University.

John Small Jr.
Mr. Small, Portfolio Manager, has been a member of the team that manages the fund since its inception in November 1999. He was promoted to Portfolio Manager in February 1999. Since 1994, he has worked as an analyst and Portfolio Manager for the Ultra fund. He joined American Century in May 1991. He has more than 20 years experience with the U.S. Air Force. He has a bachelor's degree from
Rockford College and a master's degree in laser optics physics from the Air
Force Institute of Technology. He also has an MBA from Baker University.

CALLOUT
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Redemptions
If you sell your shares of Veedot Large-Cap within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) from Veedot Large-Cap. It is intended to discourage short-term investments in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund.

Minimum Initial Investment Amounts
The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of Shares in Low-Balance Accounts
If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

Services Automatically Available to You
You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in
Writing below.

Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Service Representative             If you are a current investor, you can open    Call if you have authorized us to invest from
1-800-345-3533                     an account by exchanging shares from another   your bank account.
                                   American Century account.
                                                                                  Sell shares
                                   Exchange shares                                Call a Service Representative.
                                   Call or use our Automated Information Line
                                   if you have authorized us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419385                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6385         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-4655                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service
                                                                                  Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By wire                            Open an account                                Make additional investments
                                   Call to set up your account or mail a          Follow the wire instructions.
                                   completed application to the address
                                   provided in the "By Mail" section. Give your   Sell shares
                                   bank the following information to wire money.  You can receive redemption proceeds by wire
                                   Our bank information:                          or electronic transfer.
*    Please remember if you                 Commerce Bank N.A.
     request redemptions by                 Routing No. 101000019
     wire, $10 will be deducted             Account No. 2804918
     from the amount redeemed.     The fund name
     Your bank also may charge a   Your American Century account number*          Exchange shares
     fee.                          Your name                                      Not available.
                                   The contribution year (for IRAs only)

                                   *For additional investments only

---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Automatically                      Open an account                                Make additional investments
                                   Not available.                                 With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                   Exchange shares                                must invest at least $600 per year per
                                   Send written instructions to set up an         account.
                                   automatic exchange of your shares from one
                                   American Century account to another.           Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.
---------------------------------- ---------------------------------------------- -----------------------------------------------

Modifying or Cancelling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.
Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining investors avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Investing through Financial Intermediaries
If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments
Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized those intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American
Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Share Price and Distributions

Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUTS
The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed on your investment.

Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

  Type of Distribution          Tax Rate for 15% Bracket    Tax Rate for 28% Bracket or Above

Short-term capital gains        Ordinary income rate        Ordinary income rate
Long-term capital gains         10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing
(Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information
American Century offers three classes of the fund: Investor Class, Institutional
Class and Advisor Class. The shares offered by this Prospectus are Institutional
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or
12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the
Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at
|X| 1-800-345-2021 for Investor Class shares
|X| 1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

More information about the fund is contained in these documents

Annual and Semiannual Reports These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

                                AMERICAN CENTURY

                       Statement of Additional Information

                                                                     Growth Fund
                                                              Ultra(reg.sm) Fund
                                                                     Select Fund
                                                                      Vista Fund
                                                                   Heritage Fund
                                                                   Balanced Fund
                                                          Tax-Managed Value Fund
                                                           Giftrust(reg.sm) Fund
                                                          New Opportunities Fund
                                                          Limited-Term Bond Fund
                                                     Intermediate-Term Bond Fund
                                                                       Bond Fund
                                                                 High-Yield Fund
                                                                 Veedot(SM) Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

                                                                   MARCH 1, 2000

                                            American Century Mutual Funds, Inc.

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
    PROSPECTUSES, DATED MARCH 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
    ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
  PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE
                        OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK
                                   COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
                                                        WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY  REFERENCE CERTAIN
 INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
  DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
                                   SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                           Funds Distributor, Inc.,  Distributor

The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
   Growth, Ultra, Select, Vista, Heritage, Giftrust,

   Growth, Ultra, Select, Vista, Heritage,Tax-Managed Value,
   Giftrust, Veedot and the Equity Portion of Balanced ....................   33
   Limited-Term Bond, Intermediate-Term Bond, Bond,

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act).
Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Veedot does not hold itself out as diversified. The fund is nondiversified.
Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and using other techniques, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to attempt to attain a fund's

2        American Century Investments                             1-800-345-2021

investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks identified as attractive by the funds' investment technology, regardless of the movement of stock prices, generally. However, should the funds' investment methodology fail to identify sufficient candidates, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use
S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page
10, Short-Term Securities, page 12 and Futures and Options, page 13 .

                        INVESTOR CLASS              ADVISOR CLASS           INSTITUTIONAL CLASS

                     Ticker     Inception        Ticker     Inception       Ticker     Inception
Fund                 Symbol     Date             Symbol     Date            Symbol     Date
----------------------------------------------------------------------------------------------------
Growth               TWCGX      10/31/1958       TWRAX      06/04/1997      TWGIX      06/16/1997
----------------------------------------------------------------------------------------------------
Ultra                TWCUX      11/02/1981       TWUAX      10/02/1996      TWUIX      11/14/1996
----------------------------------------------------------------------------------------------------
Select               TWCIX      10/31/1958       TWCAX      08/08/1997      TWSIX      03/13/1997
----------------------------------------------------------------------------------------------------
Vista                TWCVX      11/25/1983       TWVAX      10/02/1996      TWVIX      11/14/1996
----------------------------------------------------------------------------------------------------
Heritage             TWHIX      11/10/1987       ATHAX      07/11/1997      ATHIX      06/16/1997
----------------------------------------------------------------------------------------------------
Balanced             TWBIX      11/20/1988       TWBAX      01/06/1997      N/A        N/A
----------------------------------------------------------------------------------------------------
Tax-Managed Value    ACTIX      03/01/1999       N/A        N/A             N/A        N/A
----------------------------------------------------------------------------------------------------
Giftrust             TWGTX      11/25/1983       N/A        N/A             N/A        N/A
----------------------------------------------------------------------------------------------------
New Opportunities    TWNOX      12/26/1996       N/A        N/A             N/A        N/A
----------------------------------------------------------------------------------------------------
Limited-Term Bond    ABLIX      03/01/1994       ABLAX      11/12/1997      N/A        N/A
----------------------------------------------------------------------------------------------------
Intermediate-Term
Bond                 TWITX      03/01/1994       TWTAX      08/14/1997      N/A        N/A
----------------------------------------------------------------------------------------------------
Bond                 TWLBX      03/02/1987       ABBAX      08/08/1997      N/A        N/A
----------------------------------------------------------------------------------------------------
High-Yield           ABHIX      09/30/1997       N/A        N/A             N/A        N/A
----------------------------------------------------------------------------------------------------
Veedot               ABVIX      11/30/1999       N/A        N/A             N/A        N/A
----------------------------------------------------------------------------------------------------

BALANCED

In general, within the restrictions outlined here and in Balanced's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities. See Table 1, page 6.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset backed and similar securities. There are no

www.americancentury.com                     American Century Investments    3

maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-10 year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus.
For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on page 42.

TAX-MANAGED VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. See Table 1.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

To achieve their objectives, these funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.

The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the advisor, as follows:
short-term notes within the two highest categories, e.g., at least MIG-2 by
Moody's Investor Services (Moody's) or SP-2 by Standard and Poor's Corporation
(S&P); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P);
securities of the U.S. government and its agencies and instrumentalities
(described below); other types of securities rated at least P-2 by Moody's or
A-2 by S&P.

The managers will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on that fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2)
obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home
Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security

4        American Century Investments                             1-800-345-2021

that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of
Fixed-Income Investing, in the funds' Prospectus.

As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the managers, up to 100% of its assets in short-term securities. See Short-Term Securities, page 12. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See Futures and Options, page
13.

HIGH-YIELD

The fund invests primarily in lower-rated, higher- yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase

*  government securities
*  zero-coupon, step-coupon and pay-in-kind securities
*  convertible securities
*  loan interests
*  common stock or other equity-related securities (limited to 20% of fund assets)
*  short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options.
See Futures and Options, page 13.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by
S&P, or in unrated securities that the managers deem of comparable quality.
The fund may hold securities with

www.americancentury.com                  American Century Investments          5

higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.

The fund will not purchase securities rated lower than B by both Moody's and
S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

TABLE 1
---------------------------------------------------------------------------------------------------------
                                          Limited-Term
                                              Bond,
              Growth                      Intermediate-    New                    Tax-
              Ultra     Vista     High     Term Bond,  Opportunities,            Managed
              Select   Heritage   Yield       Bond        Giftrust    Balanced    Value       Veedot
---------------------------------------------------------------------------------------------------------
Foreign
Securities     X         X         40%         X            X             X        X            X
--------------------------------------------------------------------------------------------------------
Convertible
Debt
Securities     X         X         X                        X             X        X            X
--------------------------------------------------------------------------------------------------------
Short
Sales          X         X         X                        X             X        X            X
--------------------------------------------------------------------------------------------------------
Portfolio
Lending        33 1/3%   33 1/3%   33 1/3%     33 1/3%      33 1/3%       33 1/3%  33 1/3%      33 1/3%
--------------------------------------------------------------------------------------------------------
Derivative
Securities     X         X         X           X            X             X        X            X
--------------------------------------------------------------------------------------------------------
Investments
in Companies
with Limited
Operating
Histories      5%        10%       15%         5%           10%           5%       X            10%
--------------------------------------------------------------------------------------------------------
Other
Investment
Companies      10%       10%       10%         10%          10%           10%      10%          10%
--------------------------------------------------------------------------------------------------------
Repurchase
Agreement      X         X         X           X            X             X        X            X
--------------------------------------------------------------------------------------------------------
When-Issued
and Forward
Commitment
Agreements     X         X         X           X            X             X        X            X
--------------------------------------------------------------------------------------------------------

6       American Century Investments                            1-800-345-2021

                                             Limited-Term
                                                 Bond,
              Growth                         Intermediate-     New                  Tax-
              Ultra       Vista     High      Term Bond,   Opportunities,          Managed
              Select     Heritage   Yield        Bond         Giftrust    Balanced  Value      Veedot
---------------------------------------------------------------------------------------------------------
Illiquid
Securities     15%         15%       15%         15%            15%         15%      15%        15%
---------------------------------------------------------------------------------------------------------
Restricted
Securities     X           X         X           X              X           X        X          X
---------------------------------------------------------------------------------------------------------
Short-Term
Securities     X           X         X           35%            X           X        X          X
---------------------------------------------------------------------------------------------------------
Futures &
Options        X           X         X           X              X           X        X          X
---------------------------------------------------------------------------------------------------------
Forward
Currency
Exchange
Contracts      X           X         X           X              X           X        X          X
---------------------------------------------------------------------------------------------------------
Fixed Income
Securities
---------------------------------------------------------------------------------------------------------
  Municipal
  Notes                              X           X                                   X
---------------------------------------------------------------------------------------------------------
  Municipal
  Bonds                              X           X                                   X
---------------------------------------------------------------------------------------------------------
  Variable- and
  Floating-Rate                      X           X                                   X
---------------------------------------------------------------------------------------------------------
  Obligations                        X           X                                   X
---------------------------------------------------------------------------------------------------------
  Obligations
  with Term
  Puts Attached                      X           X                                   X
---------------------------------------------------------------------------------------------------------
  Tender Option
  Bonds                              X           X                                   X
---------------------------------------------------------------------------------------------------------
  Zero-Coupon                        X           X
---------------------------------------------------------------------------------------------------------
  Inverse Floaters                   X           X                                   X
---------------------------------------------------------------------------------------------------------
  Loan Interests                     X
---------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 6.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield, which may invest up to 40%
of its assets in foreign securities.

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Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the sources, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income

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securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost.
These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*   through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*   by engaging in repurchase agreements with respect to portfolio securities.

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Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

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Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the
Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company;

(b) 5% of the fund's total assets with respect to any one investment company;
    and

(c) 10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually

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receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

In addition, each fund may invest part of its assets in other investment companies, including money market funds. Under the Investment Company Act, a fund's investment

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in such securities, subject to certain exceptions, currently is limited to (a)
3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested
(taking a long futures position), or

* provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives.
Examples of indices that may be used include the Bond Buyer Index of Municipal
Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

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In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

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Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contacts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;
    or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for

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currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

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Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.

To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the
Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting

www.americancentury.com                  American Century Investments         17

synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

18      American Century Investments                             1-800-345-2021

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject             Policy
--------------------------------------------------------------------------------
Senior Securities   A fund may not issue senior securities, except as
                    permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           A fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending             A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                    would be lent to other parties, except (i) through the
                    purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.

www.americancentury.com                   American Century Investments        19

Subject             Policy
--------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent a fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                    issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities         A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                    instruments, provided that this limitation shall not
                    prohibit the fund from purchasing or selling options and
                    futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             A fund may not invest for purposes of exercising control
                    over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions.
All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Select and Heritage have an additional fundamental policy regarding investments in income-producing securities. Eighty percent of the assets of Select and 60%
of Heritage must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of Select's and 40% of
Heritage's assets may be invested in any other permissible securities that the fund managers believe will help the funds achieve their objectives. If the amount of assets that may be invested in non-income producing companies rises to
2% above the stated amount due to appreciation, the managers do not have to sell immediately. This strategy helps the fund by allowing the managers to make a strategic cut of the non-income producing stocks rather than making a quick sell decision or a series of small sells. No new non-income producing securities will be purchased if the fund is over the 20% or 40% limits for Select or Heritage, respectively.

20      American Century Investments                             1-800-345-2021

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject             Policy
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                    the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or
                    the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns
                    or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that
                    transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except to
                    obtain such short-term credits as are necessary for the
                    clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                    margin.
--------------------------------------------------------------------------------
Futures and         A fund may enter into futures contracts and write and buy
Options             put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with        A fund may invest a portion of its assets in the securities
Limited             of issuers with limited operating histories. An issuer is
Operating           considered to have a limited operating history if that
Histories           issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation,
                    consolidations, and research and development may be
                    considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds (other than the Veedot) are shown in the Financial Highlights table in the Prospectuses.

Tax-Managed Value Fund

The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

www.americancentury.com                   American Century Investments        21

Other Funds

With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American
Century Services Corporation (ACSC); the parent corporation, American Century
Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI);
or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

22      American Century Investments                             1-800-345-2021

                             Position(s)
                             Held           Principal Occupation(s) During
Name (Age)                   With Funds     Past Five Years
--------------------------------------------------------------------------------
James E. Stowers, Jr.* (76)  Director,      Chairman, Director and controlling
4500 Main Street             Chairman of    shareholder, ACC,
Kansas City, MO 64111        the Board      Chairman, ACIM, ACSC and seven
                                            other ACC subsidiaries
                                            Director, ACIM, ACSC and 11 other
                                            ACC subsidiaries(1)
--------------------------------------------------------------------------------
James E. Stowers III* (41)   Director       Chief Executive Officer and
4500 Main Street                            Director, ACC
Kansas City, MO 64111                       Chief Executive Officer, ACIM,
                                            ACSC and seven other ACC
                                            subsidiaries Director, ACIM, ACSC
                                            and 12 other ACC subsidiaries(2)
--------------------------------------------------------------------------------
Thomas A. Brown (59)         Director       Director of Plains States
4500 Main Street                            Development, Applied Industrial
Kansas City, MO 64111                       Technologies, Inc., a corporation
                                            engaged in the sale of bearings
                                            and power transmission products
--------------------------------------------------------------------------------
Robert W. Doering, M.D. (67) Director       Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)   Director       Senior Vice President and
4500 Main Street                            Director, Midwest Research Institute
Kansas City, MO 64111
--------------------------------------------------------------------------------
D.D. (Del) Hock (65)         Director       Retired, formerly Chairman, Public
4500 Main Street                            Service Company of Colorado;
Kansas City, MO 64111                       Director, Service Tech, Inc.,
                                            Hathaway Corporation, and J.D.
                                            Edwards & Company
--------------------------------------------------------------------------------
Donald H. Pratt (62)         Director,      Chairman and Director, Butler
4500 Main Street             Vice Chairman  Manufacturing Company
Kansas City, MO 64111        of the Board   Director, Atlas-Copco North
                                            America Inc.
--------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (72)    Director       Consultant and retired Chairman of
4500 Main Street                            LSC,Inc., manufacturer's
Kansas City, MO 64111                       representative
--------------------------------------------------------------------------------
M. Jeannine Strandjord (54)  Director       Senior Vice President,
4500 Main Street;                           Long Distance Finance,
Kansas City, MO 64111                       Sprint Corporation
                                            Director, DST Systems, Inc.
--------------------------------------------------------------------------------

(1)  Father of James E. Stowers III

(2)  Son of James E. Stowers, Jr.

Committees

The Board has four committees to oversee specific functions of the funds'
operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee      Members                 Function of Committee
--------------------------------------------------------------------------------
Executive      James E. Stowers, Jr.   The Executive Committee performs the
               James E. Stowers III    functions of the Board of Directors
               Donald H. Pratt         between Board meetings, subject to the
                                       limitations on its power set out in the
                                       Maryland General Corporation Law, and
                                       except for matters required by the
                                       Investment Company Act to be acted upon
                                       by the whole Board.
--------------------------------------------------------------------------------
Compliance     Thomas A. Brown         The Compliance Committee reviews the
               Donald H. Pratt         results of the funds' compliance testing
               Lloyd T. Silver, Jr.    program, reviews quarterly reports from
               Andrea C. Hall, Ph.D.   the advisor to the Board regarding
                                       various compliance matters and monitors
                                       the implementation of the funds' Code of
                                       Ethics, including any violations.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        23

Committee      Members                 Function of Committee
--------------------------------------------------------------------------------
Audit          Jeannine Strandjord     The Audit Committee recommends the
               Robert W. Doering, M.D. engagement of the funds'
               D.D. (Del) Hock         independent auditors and
                                       oversees its activities. The Committee
                                       receives reports from the advisor's
                                       Internal Audit Department, which is
                                       accountable to the Committee. The
                                       Committee also receives . reporting about
                                       compliance matters affecting the funds.
--------------------------------------------------------------------------------
Nominating     Donald H. Pratt         The Nominating Committee
               D.D. (Del) Hock         primarily considers and
               Andrea C. Hall, Ph.D.   recommends individuals for
                                       nomination as directors. The names of
                                       potential director candidate are drawn
                                       from a number of sources, including
                                       recommendations from members of the
                                       Board, management and shareholders. This
                                       committee also reviews and makes
                                       recommendations to the Board with respect
                                       to the composition of Board committees
                                       and other Board-related matters,
                                       including its organization, size,
                                       composition, responsibilities, functions
                                       and compensation.
--------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets.
Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
                                                   Total Compensation
                            Total Compensation     from the American Century
Name of Director            from the Funds(1)      Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $52,415                $62,666
Robert W. Doering, M.D.     $51,299                $61,250
Andrea C. Hall, Ph.D.       $51,736                $61,750
D.D. (Del) Hock             $49,848                $61,500
Donald H. Pratt             $53,531                $63,917
Lloyd T. Silver, Jr.        $51,453                $61,500
M. Jeannine Strandjord      $52,545                $63,167
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the directors during the fiscal year ended
October 31, 1999, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred
Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in  the preceding table is as follows: Mr. Brown, $13,975;
Dr. Hall, $22,004; Mr. Hock, $33,989; Mr. Pratt, $15,108;  Mr. Silver, $26,325
and Ms. Strandjord, $39,347.

(2) Includes compensation paid by the six investment company members of the
American Century family of funds served by this Board.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

24      American Century Investments                             1-800-345-2021

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 1999.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds'
distributor (FDI), as specified in the following table.

Name (Age)                  Positions Held  Principal Occupation(s)
Address                     With Funds      During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (45)          President       Executive Vice President and
60 State Street                             Director of Client Services, FDI
Boston, MA 02109                            (March 1998 to present)
                                            Senior Vice President and Senior Key
                                            Account Manager, Putnam Mutual Funds
                                            (June 1995 to March 1998) Director
                                            Business Development, First Data
                                            Corporation (May 1994 to June 1995)
--------------------------------------------------------------------------------
Christopher J. Kelley (35)  Vice President  Vice President and Associate
60 State Street                             General Counsel, FDI (since
Boston, MA 02109                            July 1996)
                                            Assistant Counsel, Forum Financial
                                            Group (April 1994 to July 1996)
--------------------------------------------------------------------------------
Mary A. Nelson (35)         Vice President  Vice President and Manager of
60 State Street                             Treasury Services and
Boston, MA 02109                            Administration, FDI (1994 to
                                            present)
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)   Vice President  Senior Vice President and Treasurer,
4500 Main Street            and Treasurer   ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        25

Name (Age)                  Positions Held  Principal Occupation(s)
Address                     With Funds      During Past Five Years
--------------------------------------------------------------------------------
David C. Tucker (41)        Vice President  Senior Vice President, ACIM, ACSC
4500 Main Street                            and four other ACC subsidiaries
Kansas City, MO 64111                       (June 1998 to present)
                                            General Counsel, ACC and nine ACC
                                            subsidiaries (June 1998 to present)
                                            Consultant to mutual fund industry
                                            (May 1997 to April 1998) Vice
                                            President and General Counsel, Janus
                                            Companies (1990 to 1997)
--------------------------------------------------------------------------------
Paul J. Carrigan Jr. (50)   Secretary       Secretary, ACC (February 1998
4500 Main Street                            to present)
Kansas City, MO 64111                       Director of Legal Operations
                                            (February 1996 to present)
                                            Board Communications Manager, The
                                            Benham Company (April 1994 to
                                            January 1996)
--------------------------------------------------------------------------------
C. Jean Wade (36)           Controller      Vice President and Controller-Fund
4500 Main Street                            Accounting, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Merele May (37)             Controller      Vice President, Controller-Fund
4500 Main Street                            Accounting,
ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)             Tax Officer     Vice President of Taxation, ACSC
4500 Main Street                            (1996 to present)
Kansas City, MO 64111                       Vice President, ACIM and 15 other
                                            ACC subsidiaries (April 1999 to
                                            present)
                                            Treasurer, American Century
                                            Ventures, Inc. (December 1999
                                            to present)
                                            Tax Manager, Price Waterhouse LLP
                                            (1989 to 1996)
--------------------------------------------------------------------------------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 4, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                                      Percentage
                                                                       of Shares
Fund                  Shareholder                                     Outstanding
--------------------------------------------------------------------------------
Growth
Investor              State Street Bank and Trust Co. Trustee
                      Martin Marietta Profit Sharing Plan and Trust
                      Boston, Massachusetts                           10.8%

Advisor               UMBSC & CO FBO Diamant Boart,
                      Kansas City, Missouri                           24.2%

                      UMB NA Trusteer
                      Trendwest Resorts Inc 401K Plan and Trust
                      Kansas City, Missouri                           25.5%

Institutional         Charles Schwab & Co Inc.
                      San Francisco, California                       24.0%

                      North Carolina Engineering Foundation Inc.
                      Raleigh, North Carolina                          8.5%

                      American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                           50.4%
--------------------------------------------------------------------------------

26       American Century Investments                             1-800-345-2021

                                                                      Percentage
                                                                       of Shares
Fund                  Shareholder                                     Outstanding
--------------------------------------------------------------------------------
Growth                American Century Services Corporation
Institutional         Stock Option Surrender Plan Trust
                      Kansas City, Missouri                            6.9%

                      American Century Money Purchase
                      Plan and Trust
                      Kansas City, Missouri                            5.7%
--------------------------------------------------------------------------------
Select
Advisor               Saxon & Co, FBO
                      Philadelphia, Pennsylvania                      21.0%

                      Principal Life Insurance Company
                      Des Moines, Iowa                                19.0%

                      United Missouri Bank Trustee
                      Carolina First Bancshares Profit Sharing Plan
                      Kansas City, Missouri                           10.0%

Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star
                      Plan and Trust
                      New York, New York                              51.6%

                      UMB NA Trustee
                      Buckeye Pipe Line Services Company
                      Retirement and Savings Plan
                      Kansas City, Missouri                           11.6%
--------------------------------------------------------------------------------
Heritage
Investor              Bankers Trust Company Trustee
                      Kraft General Foods Inc. Master Savings
                      Plan and Trust
                      Jersey City, New Jersey                         21.0%

                      Bankers Trust Company Trustee
                      Philip Morris Deferred Profit Sharing
                      Plan and Trust
                      Jersey City, New Jersey                         12.6%

Advisor               Saxon & Co, FBO
                      Philadelphia, Pennsylvania                       5.5%

                      North Carolina Trust Company TTEE
                      Greensboro Orthopedic Century Inc.
                      Employees Savings PL & PS Plan,
                      Greensboro, North Carolina                      80.8%

Institutional         American Century Profit Sharing and
                      401K Savings Plan and Trust
                      Kansas City, Missouri                           92.5%
--------------------------------------------------------------------------------
Ultra
Investor              Charles Schwab & Co Inc.
                      San Francisco, California                       7.6%

Advisor               First Union National Bank Custodian for
                      Various Retirement Plans
                      Charlotte, North Carolina                       6.8%

                      Invesco Trust Co TTTEE, Magellan Health
                      Services Retirement Savings Plan
                      Concord, California                             9.5%

                      Principal Life Insurance Company
                      Des Moines, Iowa                                6.3%

                      American Chamber of Commerce Executives
                      Amended & Restated MPP Plan and Trust
                      Springfield, Missouri                           8.2%
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        27

                                                                      Percentage
                                                                       of Shares
Fund                  Shareholder                                     Outstanding
--------------------------------------------------------------------------------
Ultra
Institutional         The Chase Manhattan Bank NA Trustee
                      Robert Bosch Corporation New Star
                      Plan and Trust
                      New York, New York                              37.9%

                      Deferred PS Plan of Morgan Guaranty Trust Co of
                      NY and Affiliated Companies for US Employees
                      New York, New York                              21.0%

                      American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                            9.8%

                      A G Investments Co
                      Wilmington, Delaware                             7.8%

                      Morgan Guaranty Trust Company of
                      New York Trustee
                      Champion International Corporation
                      Savings Plan For Salaried Employees Plan Trust
                      New York, New York                              10.3%
--------------------------------------------------------------------------------
Vista
Advisor               DB Alex. Brown LLC, FBO
                      Baltimore, Maryland                              7.0%

                      American Chamber of Commerce Executives
                      Amended & Restated MPP Plan and Trust
                      Springfield, Missouri                           62.7%

Institutional         American Century Profit Sharing and 401K
                      Savings Plan and Trust
                      Kansas City, Missouri                           81.6%

                      American Century Services Corporation Stock
                      Option Surrender Plan Trust
                      Kansas City, Missouri                            5.3%

                      American Century Money Purchase Plan and Trust
                      Kansas City, Missouri                            5.9%
--------------------------------------------------------------------------------
Bond
Investor              Charles Schwab & Co Inc.
                      San Francisco, CA                                7.9%

Advisor               UMBSC & CO, FBO Manufacturers Bank & Trust,
                      Kansas City, Missouri                           15.4%

                      HOCO
                      Kansas City, Missouri                           10.1%

                      Bauer & Co
                      New York, New York                              13.2%

                      Blush & Co 867795
                      New York, New York                              39.3%
--------------------------------------------------------------------------------
Balanced
Advisor               UMBSC & CO, FBO Fike Corp
                      Kansas City, Missouri                            9.4%

                      UMBSC & CO, FBO Bud Brown Chrysler
                      Kansas City, Missouri                           11.6%

                      Fulvest & Co
                      Lancaster, Pennsylvania                         48.4%
--------------------------------------------------------------------------------

28      American Century Investments                             1-800-345-2021

                                                                      Percentage
                                                                       of Shares
Fund                  Shareholder                                     Outstanding
--------------------------------------------------------------------------------
Limited Term Bond
Investor              F. Woodrow Coleman III
                      Tampa, Florida                                  13.2%

                      American Century Investment Management Inc.
                      Portfolio Accounting Separate Account
                      Kansas City, Missouri                           20.9%

Advisor               UMBSC & CO, FBO First American Bank Co
                      Kansas City, Missouri                           20.7%

                      Dai Ichi Kangyo Bank of California Trustee
                      FBO Plan Member Services
                      Los Angeles, California                         45.0%
--------------------------------------------------------------------------------
Intermediate-Term
Bond
Investor              Charles Schwab & Co Inc
                      San Francisco, California                        8.7%

                      American Century Investment Management Inc.
                      Portfolio Accounting Separate Account
                      Kansas City, Missouri                            8.6%

                      The Chase Manhattan Bank NA Trustee
                      GZA GEO Environmental Inc. Restated 401K
                      Profit Sharing Plan and Trust
                      New York, New York                               5.0%

Advisor               Donaldson Lufkin Jenrette Securities
                      Corporation Inc.
                      Jersey City, New Jersey                          6.6%

                      United Missouri Bank Trustee
                      Carolina First Bancshares Profit Sharing Plan
                      Kansas City, Missouri                           10.2%
--------------------------------------------------------------------------------
New Opportunities     None
--------------------------------------------------------------------------------
High Yield            American Century Investment Management Inc.
                      Portfolio Accounting Separate Account
                      Kansas City, Missouri                           15.8%
--------------------------------------------------------------------------------
Veedot                None
--------------------------------------------------------------------------------
Tax-Managed Value     None
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of February 4,
2000, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

www.americancentury.com                   American Century Investments       29

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Tax-Managed Value and
Veedot have a stepped fee structure, as follows:

Fund                        Class              Percentage of Net Assets
--------------------------------------------------------------------------------
Tax-Managed Value           Investor           1.10% of first $500 million
                                               1.00% of next $500 million
                                               0.90% over $1 billion
                            ----------------------------------------------------
                            Institutional      0.90% of first $500 million
                                               0.80% of next $500 million
                                               0.70% over $1 billion
                            ----------------------------------------------------
                            Advisor            0.85% of first $500 million
                                               0.75% of next $500 million
                                               0.65% over $1 billion
--------------------------------------------------------------------------------
Veedot                      Investor           1.50% of first $500 million
                                               1.45% of next $500 million
                                               1.40% over $1 billion
                            ----------------------------------------------------
                            Institutional      1.30% of first $500 million
                                               1.25% of next $500 million
                                               1.20% over $1 billion
                            ----------------------------------------------------
                            Advisor            1.25% of first $500 million
                                               1.20% of next $500 million
                                               1.15% over $1 billion
--------------------------------------------------------------------------------

The other funds do not have a stepped fee. Their management fee is described in their respective Prospectuses.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

30      American Century Investments                             1-800-345-2021

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 1999, 1998 and 1997, are indicated in the following tables.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
--------------------------------------------------------------------------------
Fund                         1999               1998             1997
--------------------------------------------------------------------------------
Growth                        $75,334,938        $57,367,329      $48,473,362
Ultra                        $323,012,542       $246,426,714     $204,740,370
Select                        $68,649,039        $53,760,572      $44,667,241
Vista                          $9,522,370        $13,820,810      $19,603,205
Heritage                       $9,817,953        $12,484,448      $11,959,662
Balanced                       $9,452,864         $9,501,108       $9,021,923
Tax-Managed Value                $276,382                N/A              N/A
Giftrust                       $9,559,715         $9,584,768       $9,052,939
New Opportunities              $4,174,987         $3,605,875       $2,150,593
Veedot                                N/A                N/A              N/A
Limited-Term Bond                $130,779           $129,239          $78,059
Intermediate-Term Bond           $215,378           $159,444         $131,721
Bond                           $1,084,745         $1,088,573       $1,057,852
High-Yield                       $360,784           $245,103           $8,462
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        31

UNIFIED MANAGEMENT FEES (ADVISOR CLASS AND INSTITUTIONAL CLASS)
------------------------------------------------------------------------
Fund                          1999                 1998            1997
--------------------------------------------------------------------------------
Growth
Advisor                          $70,294            $26,893          $1,341(1)
Institutional                     $8,214             $3,902            $520(2)
--------------------------------------------------------------------------------
Ultra
Advisor                       $1,351,217           $502,147        $151,348(1)
Institutional                   $423,827            $72,042         $29,381(2)
--------------------------------------------------------------------------------
Select
Advisor                          $37,600            $11,281          $2,076(1)
Institutional                   $137,485           $106,461         $58,797(2)
--------------------------------------------------------------------------------
Vista
Advisor                          $41,307            $41,497         $47,319(1)
Institutional                     $1,048            $27,834         $80,429(2)
--------------------------------------------------------------------------------
Heritage
Advisor                           $8,268             $5,250            $256(1)
Institutional                       $660               $737            $386(2)
--------------------------------------------------------------------------------
Balanced
Advisor                          $67,602            $48,200         $24,173(1)
--------------------------------------------------------------------------------
Limited-Term Bond
Advisor                           $5,538             $2,289                  -
--------------------------------------------------------------------------------
Intermediate-Term Bond
Advisor                          $21,941            $13,376            $482(1)
--------------------------------------------------------------------------------
Bond
Advisor                          $10,937             $7,793            $307(1)
--------------------------------------------------------------------------------

(1) The inception dates for the Advisor Class of the funds are Growth, June 4,
1997; Select, August 8, 1997; Heritage, July 11, 1997; Balanced, January 6,
1997; Intermediate-Term Bond, August 14, 1997; and Bond, August 8, 1997.

(2) The inception dates for the Institutional Class shares of the funds are
Growth and Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista,
November 14, 1996.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor,
Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for
(1) providing certain officers of the fund and (2) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of
FDI are paid by the advisor out of its unified fee.

DISTRIBUTOR

The funds' shares are distributed by Funds Distributors, Inc., a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston
Institutional Group, Inc. The distributor's principal business address is 60
State Street, Suite 1300, Boston, Massachusetts 02109.

32      American Century Investments                             1-800-345-2021

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri
64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings and

(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, TAX-MANAGED VALUE, GIFTRUST, VEEDOT AND
THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

www.americancentury.com                   American Century Investments        33

In the years ended October 31, 1999, 1998 and 1997, the brokerage commissions of each fund were:

Fund                       1999               1998               1997
--------------------------------------------------------------------------------
Select                     $10,047,034        $12,083,920        $ 6,524,088
Heritage                     2,371,345          3,733,656          1,649,678
Growth                       6,844,600         10,326,945          5,774,694
Ultra                       13,462,555         46,022,210         33,165,434
Vista                        2,964,425          5,035,186          2,569,051
Tax-Managed Value               32,592               N/A                N/A
Giftrust                     1,495,040          1,848,117          1,329,818
Balanced                     1,352,613          1,112,389            957,506
New Opportunities              513,503            420,737            264,078
Veedot                             N/A               N/A                N/A
--------------------------------------------------------------------------------

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND, BOND,  HIGH-YIELD AND THE
FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up

34        American Century Investments                            1-800-345-2021

(i.e., a spread between the bid and asked prices).  During the fiscal years ended October 31, 1997, 1998, and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the 14 funds named on the front of this Statement of Additional
Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows.
Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and
Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a

www.americancentury.com                   American Century Investments        35

Master Distribution and Shareholder Services Plan, with respect to the Advisor
Class (the Plan). The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the funds' Board of Directors has adopted a Master
Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor
Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 1999, the aggregate amount of fees paid under the Plan were:

Growth                             $46,842

Ultra                             $900,443

Select                             $25,056

Vista                              $27,537

Heritage                            $5,512

Balanced                           $45,057

Limited-Term Bond                   $6,151

Intermediate-Term Bond             $21,932

Bond                                $9,940

36        American Century Investments                           1-800-345-2021

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 1999, the amount of fees paid under the
Plan for shareholder services were:

Growth                             $23,421

Ultra                             $450,221

Select                             $12,528

Vista                              $13,768

Heritage                            $2,756

Balanced                           $22,528

Limited-Term Bond                   $3,075

Intermediate-Term Bond             $10,966

Bond                                $4,970

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, distributor;

(d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders;

www.americancentury.com                   American Century Investments        37

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the
    NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 1999, the amount of fees paid under the
Plan for distribution services were:

Growth                             $23,421

Ultra                             $450,221

Select                             $12,528

Vista                              $13,768

Heritage                            $2,756

Balanced                           $22,528

Limited-Term Bond                   $3,075

Intermediate-Term Bond             $10,966

Bond                                $4,970

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

38      American Century Investments                             1-800-345-2021

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds'
portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

www.americancentury.com                   American Century Investments        39

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70%
dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS.
Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31%
withholding for previous under-reporting to the IRS. You

40       American Century Investments                             1-800-345-2021

will be asked to make the appropriate certification on your application.
Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

EQUITY FUNDS

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on page 42 set forth the average annual total return for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31,
1999, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated

www.americancentury.com                  American Century Investments         41

period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for Veedot is not available as of the date of this Statement of Additional Information.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
------------------------------------------------------------------------------------------
Fund                  1 year    5 years    10 years    From Inception   Inception Date
------------------------------------------------------------------------------------------
Growth                36.31%    22.30%     16.43%      19.08%           June 30, 1971(1)
Ultra                 37.94%    24.19%     22.12%      18.86%           November 2, 1981
Select                31.22%    23.26%     15.09%      17.67%           June 30, 1971(1)
Vista                 66.24%    11.86%     11.35%      12.08%           November 25, 1983
Heritage              30.71%    13.77%     12.09%      14.81%           November 10, 1987
Balanced              12.03%    13.84%     11.73%      12.41%           October 20, 1988
Giftrust              59.05%    10.05%     16.83%      17.71%           November 25, 1983
New Opportunities     92.03%    N/A        N/A         23.75%           December 26, 1996
Tax-Managed Value     x         N/A        N/A          3.60%           March 31, 1999
Veedot                N/A       N/A        N/A         N/A              November 30, 1999
------------------------------------------------------------------------------------------

(1) Commenced operations on June 30, 1971. Although the fund's actual inception date was October 31, 1958, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
------------------------------------------------------------
Fund             1 year             From Inception       Inception Date
-------------------------------------------------------------------------------
Growth           35.93%             28.79%               June 4, 1997
Ultra            37.63%             23.84%               October 2, 1996
Select           30.87%             22.27%               August 8, 1997
Vista            65.87%              1.54%               October 2, 1996
Heritage         30.37%              5.96%               July 11, 1997
Balanced         11.74%             12.60%               January 6, 1997
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS - INSTITUTIONAL CLASS
-------------------------------------------------------------------------
Fund             1 year            From Inception       Inception Date
-------------------------------------------------------------------------------
Growth           36.62%            26.84%               June 16, 1997
Ultra            38.21%            23.75%               November 14, 1996
Select           31.47%            28.32%               March 13, 1997
Vista            66.42%             4.48%               November 14, 1996
Heritage         30.92%             8.27%               June 16, 1997
-------------------------------------------------------------------------------

42      American Century Investments                             1-800-345-2021

FIXED INCOME FUNDS AND BALANCED

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations for the various classes of the fixed-income funds and Balanced for the 30-day period ended October 31, 1999, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.

Fund                           Investor Class           Advisor Class
--------------------------------------------------------------------------------
Limited-Term Bond              5.95%                    5.69%
Intermediate-Term Bond         6.29%                    5.99%
Bond                           6.59%                    6.34%
Balanced                       2.52%                    2.28%
High-Yield                     9.24%                    N/A
--------------------------------------------------------------------------------

The fixed-income funds may also elect to advertise cumulative total return and average annual total return, computed as described above.

The following table shows the cumulative total return and the average annual total return of the Investor Class of the fixed income funds since their respective dates of inception (as noted) through October 31, 1999.

                           Cumulative
                           Total Return      Average
                           Since             Annual          Date of
Fund                       Inception         Total Return    Inception
--------------------------------------------------------------------------------
Limited-Term Bond           33.61%            5.24%          March 1, 1994
Intermediate-Term Bond      36.03%            5.58%          March 1, 1994
Bond                       134.87%            6.98%          March 3, 1987
Balanced                   263.18%           12.41%          October 20, 1988
High-Yield                   2.27%            1.08%          September 30, 1997
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any

www.americancentury.com                 American Century Investments          43

mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar,
Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson
Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds (other than Veedot) are included in the
Annual Reports to shareholders for the fiscal year or period ended October 31,
1999. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of
Additional Information.

44      American Century Investments                             1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P           Moody's         Description
-------------------------------------------------------------------------------
AAA           Aaa             These are the highest ratings assigned by
                              S&P and Moody's to a debt obligation. They
                              indicate an extremely strong capacity to pay
                              interest and repay principal.
-------------------------------------------------------------------------------
AA            Aa              Debt rated in this category is considered to
                              have a very strong capacity to pay interest and
                              repay principal and differs from AAA/Aaa issues
                              only in a small degree.
-------------------------------------------------------------------------------
A             A               Debt rated A has a strong capacity to pay
                              interest and repay principal, although it is
                              somewhat more susceptible to the adverse effects
                              of changes in circumstances and economic
                              conditions than debt in higher-rated categories.
-------------------------------------------------------------------------------
BBB           Baa             Debt rated BBB/Baa is regarded as having an
                              adequate capacity to pay interest and repay
                              principal. Whereas it normally exhibits adequate
                              protection parameters, adverse economic
                              conditions or changing circumstances are more
                              likely to lead to a  weakened capacity to pay
                              interest and repay principal for debt in this
                              category than in higher-rated categories.
-------------------------------------------------------------------------------
BB            Ba              Debt rated BB/Ba has less near-term vulnerability
                              to default than other speculative issues.
                              However, it faces major ongoing uncertainties or
                              exposure to adverse business, financial or
                              economic conditions that could lead to inadequate
                              capacity to meet timely interest and principal
                              payments. The BB rating category also is used for
                              debt subordinated to senior debt that is assigned
                              an actual or implied BBB- rating.
-------------------------------------------------------------------------------
B             B               Debt rated B has a greater vulnerability to
                              default but currently has the capacity to meet
                              interest payments and principal repayments.
                              Adverse business, financial or economic
                              conditions will likely impair capacity or
                              willingness to pay interest and repay principal.
                              The B rating category is also used for debt
                              subordinated to senior debt that is assigned an
                              actual or implied BB/Ba or BB-/Ba3 rating.
-------------------------------------------------------------------------------
CCC           Caa             Debt rated CCC/Caa has a currently identifiable
                              vulnerability to default and is dependent upon
                              favorable business, financial and economic
                              conditions to meet timely payment of interest and
                              repayment of principal. In the event of adverse
                              business, financial or economic conditions, it
                              is not likely to have the capacity to pay interest
                              and repay principal. The CCC/Caa rating category
                              is also used for debt subordinated to senior debt
                              that is assigned an actual or implied B or
                              B-/B3 rating.
-------------------------------------------------------------------------------
CC            Ca              The rating CC/Ca typically is applied to debt
                              subordinated to senior debt that is assigned
                              an actual or implied CCC/Caa rating.
-------------------------------------------------------------------------------
C             C               The rating C typically is applied to debt
                              subordinated to senior debt, which is assigned
                              an actual or implied CCC-/Caa3 debt rating. The
                              C rating may be used to cover a situation where
                              a bankruptcy petition has been filed, but debt
                              service payments are continued.
-------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        45

S&P            Moody's         Description
--------------------------------------------------------------------------------
CI             --              The rating CI is reserved for income bonds on
                               which no interest is being paid.
--------------------------------------------------------------------------------
D              D               Debt rated D is in payment default. The D rating
                               category is used when interest payments or
                               principal payments are not made on the date due
                               even if the applicable grace period has not
                               expired, unless S&P believes that such payments
                               will be made during such grace period. The D
                               rating also will be used upon the filing of a
                               bankruptcy petition if debt service payments are
                               jeopardized.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------

S&P            Moody's         Description
--------------------------------------------------------------------------------
A-1            Prime-1         This indicates that the degree of safety
               (P-1)           regarding timely payment is strong.
                               Standard & Poor's rates those issues
                               determined to possess extremely strong safety
                               characteristics as A-1+.
--------------------------------------------------------------------------------
A-2            Prime-2         Capacity for timely payment on commercial paper
               (P-2)           is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
--------------------------------------------------------------------------------
A-3            Prime-3         Satisfactory capacity for timely repayment.
               (P-3)           Issues that carry this rating are somewhat more
                               vulnerable to the adverse changes in
                               circumstances than obligations carrying the
                               higher designations.

NOTE RATINGS
--------------------------------------------------------------------------------

S&P            Moody's         Description
--------------------------------------------------------------------------------
SP-1           MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                               protection from established cash flows of funds
                               for their servicing or from established and
                               broad-based access to the market for refinancing,
                               or both.
--------------------------------------------------------------------------------
SP-2           MIG-2; VMIG-2   Notes are of high quality with
                               margins of protection ample, although not so
                               large as in the preceding group.
--------------------------------------------------------------------------------
SP-3           MIG-3; VMIG-3   Notes are of favorable quality, with all security
                               elements accounted for, but lacking the
                               undeniable strength of the preceding grades.
                               Market access for refinancing, in particular,
                               is likely to be less well established.
--------------------------------------------------------------------------------
SP-4           MIG-4; VMIG-4   Notes are of adequate quality,
                               carrying specific risk but having protection and
                               not distinctly or predominantly speculative.

46      American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds'
performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                        SEC Public Reference Room
                                 Washington, D.C.
                                 Call 202-942-8090 for location and hours.

On the Internet                  * EDGAR database at www.sec.gov
                                 * By email request at publicinfo@sec.gov

By mail                          SEC Public Reference Section
                                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

--------------------------------------------------------------------------------
[american century logo(reg.sm)
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-19137   0002

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits  (all  exhibits  not filed  herewith  are being  incorporated herein by reference)

     (a)  (1)  Articles of Incorporation of Twentieth Century  Investors,  Inc.,
               dated June 26,  1990  (filed  electronically  as  Exhibit  b1a to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (2)  Articles of Amendment of Twentieth Century Investors, Inc., dated
               November  19,  1990  (filed  electronically  as  Exhibit  b1b  to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
               Maryland  corporation and Twentieth  Century  Investors,  Inc., a
               Delaware   corporation,    dated   February   22,   1991   (filed
               electronically as Exhibit b1c to Post-Effective  Amendment No. 73
               on Form N-1A on February 29, 1996).

          (4)  Articles of Amendment of Twentieth Century Investors, Inc., dated
               August  10,  1993  (filed   electronically   as  Exhibit  b1d  to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (5)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated September 3, 1993 (filed  electronically  as Exhibit b1e to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (6)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  April 24,  1995  (filed  electronically  as Exhibit b1f to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (7)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  October 11, 1995 (filed  electronically  as Exhibit b1g to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (8)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  January 22, 1996 (filed  electronically  as Exhibit b1h to
               Post-Effective  Amendment  No.  73 on Form N-1A on  February  29,
               1996).

          (9)  Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
               dated  March 11,  1996  (filed  electronically  as Exhibit b1i to
               Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles Supplementary of Twentieth Century Investors, Inc. dated
               September  9,  1996  (filed  electronically  as  Exhibit  a10  to
               Post-Effective  Amendment  No.  85 on Form N-1A on  September  1,
               1999).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
               December  2,  1996  (filed   electronically  as  Exhibit  b1j  to
               Post-Effective  Amendment  No.  76 on Form N-1A on  February  28,
               1997).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated  December 2, 1996 (filed  electronically  as Exhibit b1k to
               Post-Effective  Amendment  No.  76 on Form N-1A on  February  28,
               1997).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated July 28,  1997  (filed  electronically  as  Exhibit  b1l to
               Post-Effective  Amendment  No.  78 on Form N-1A on  February  26,
               1998).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated November 28, 1997 (filed  electronically  as Exhibit a13 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (15) Certificate of Correction to Articles  Supplementary  of American
               Century  Mutual  Funds,  Inc.,  dated  December  18,  1997 (filed electronically as Exhibit a14 to Post-Effective  Amendment No. 83
               on Form N-1A on February 26, 1999).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated December 18, 1997 (filed  electronically  as Exhibit b1m to
               Post-Effective  Amendment  No.  78 on Form N-1A on  February  26,
               1998).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated  January 25, 1999 (filed  electronically  as Exhibit a16 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
               dated February 16, 1999 (filed  electronically  as Exhibit a17 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (19) Articles  Supplementary  of American  Century Mutual Funds,  Inc.
               (filed electronically as Exhibit a19 to Post-Effective  Amendment
               No. 87 on Form N-1A on November 29, 1999).

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as Exhibit b2 to  Post-Effective  Amendment No. 73
               on Form N-1A on February 29, 1996).

          (2)  Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as Exhibit b2b to  Post-Effective  Amendment No. 9
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on February 17, 1998).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein,  Article  Fifth,  Article  Seventh,  and  Article  Eighth,  of
          Registrants Articles of Incorporation,  appearing as Exhibit (a)(1) to
          Post-Effective  Amendment No. 76 on Form N-1A of the  Registrant,  and
          Article  Fifth of  Registrants  Articles of  Amendment,  appearing  as
          Exhibit (a)(4) to Post-Effective  Amendment No. 76 to the Registration
          Statement on February 28, 1997;  and Sections 3, 4, 5, 6, 7, 8, 9, 10,
          11, 22, 24,  25,  30,  31,  33, 39, 45 and 46 of  Registrants  By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 73 on Form
          N-1A,  and Sections 25, 30 & 31 of  Registrants  By-Laws  appearing as
          Exhibit  (b)(2)  to  Post-Effective  Amendment  No. 9 on Form  N-1A of
          American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d)  (1)  Management  Agreement between American Century Mutual Funds, Inc.
               and American Century Investment Management,  Inc. dated August 1,
               1997  (filed  electronically  as  Exhibit  b5  to  Post-Effective
               Amendment No. 78 on Form N-1A on February 26, 1998).

          (2)  Addendum to Management  Agreement between American Century Mutual
               Funds,  Inc. and American Century  Investment  Management,  Inc.,
               dated  February 16, 1999 (filed  electronically  as Exhibit d2 to
               Post-Effective  Amendment  No.  83 on Form N-1A on  February  26,
               1999).

          (3)  Addendum to Management  Agreement between American Century Mutual
               Funds,  Inc. and American  Century  Investment  Management,  Inc.
               (filed  electronically as Exhibit d3 to Post-Effective  Amendment
               No. 87 on Form N-1A on November 29, 1999).

     (e)  (1)  Distribution  Agreement  between  American  Century Mutual Funds,
               Inc. and Funds  Distributor,  Inc.  dated January 15, 1998 (filed electronically as Exhibit b6 to  Post-Effective  Amendment No. 28
               on Form N-1A of American Century Target  Maturities  Trust,  File
               No. 2-94608, on January 30, 1998).

          (2)  Amendment No. 1 to the  Distribution  Agreement  between American
               Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June
               1, 1998 (filed  electronically  as Exhibit b6b to  Post-Effective
               Amendment  No.  11 to  the  Registration  Statement  of  American
               Century Capital Portfolios,  Inc., File No. 33-64872, on June 26,
               1998).

          (3)  Amendment No. 2 to the  Distribution  Agreement  between American
               Century  Mutual Funds,  Inc. and Funds  Distributor,  Inc.  dated
               December  1,  1998  (filed   electronically  as  Exhibit  b6c  to
               Post-Effective  Amendment No. 12 to the Registration Statement of
               American Century World Mutual Funds, Inc., File No. 33-39242,  on
               November 13, 1998).

          (4)  Amendment No. 3 to the  Distribution  Agreement  between American
               Century  Mutual Funds,  Inc. and Funds  Distributor,  Inc.  dated
               January  29,  1999  (filed   electronically   as  Exhibit  e4  to
               Post-Effective  Amendment No. 24 to the Registration Statement of
               American Century Variable Portfolios, Inc., File No. 33-14567, on
               January 15, 1999).

          (5)  Amendment No. 4 to the  Distribution  Agreement  between American
               Century Mutual Funds, Inc. and Funds Distributor, Inc. dated July
               30, 1999 (filed  electronically  as Exhibit e5 to  Post-Effective
               Amendment  No.  16 to  the  Registration  Statement  of  American
               Century Capital Portfolios,  Inc., File No. 33-64872, on July 29,
               1999).

          (6)  Amendment No. 5 to the  Distribution  Agreement  between American
               Century Mutual Funds,  Inc. and Funds  Distributor,  Inc.  (filed electronically as Exhibit e6 to  Post-Effective  Amendment No. 87
               on Form N-1A on November 29, 1999).

     (f)  Not Applicable.

     (g)  (1)  Global Custody Agreement between The Chase Manhattan Bank and the
               Twentieth  Century and Benham Funds,  dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 on
               Form N-1A of American Century  Government  Income Trust, File No.
               2-99222, on February 7, 1997).

          (2)  Master Agreement by and between Commerce Bank, N.A. and Twentieth
               Century   Services,   Inc.   dated   January   22,   1997  (filed
               electronically as Exhibit 8e to  Post-Effective  Amendment No. 76
               on Form N-1A on February 28, 1997).

     (h)  (1)  Transfer Agency Agreement between  Twentieth  Century  Investors,
               Inc. and Twentieth  Century  Services,  Inc.  dated March 1, 1991
               (filed  electronically as Exhibit 9 to  Post-Effective  Amendment
               No. 76 on Form N-1A on February 28, 1997).

          (2)  Credit  Agreement  between  American  Century Funds and The Chase
               Manhattan Bank, as Administrative  Agent dated as of December 21,
               1999  (filed  electronically  as  Exhibit  h3  to  Post-Effective
               Amendment  No.  29 to  the  Registration  Statement  of  American
               Century  California   Tax-Free  and  Municipal  Funds,  File  No.
               2-82734, on December 29, 1999).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1)  Consent of Deloitte & Touche,  independent  auditors, is included herein.

          (2)  Power of Attorney dated  February 19, 1999 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 83 on Form N-1A on
               February 26, 1999).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1)  Master  Distribution  and Shareholder  Services Plan of Twentieth
               Century Capital  Portfolios,  Inc.,  Twentieth Century Investors,
               Inc.,  Twentieth  Century Strategic Asset  Allocations,  Inc. and
               Twentieth  Century World  Investors,  Inc.  (Advisor Class) dated
               September  3,  1996  (filed  electronically  as  Exhibit  b15a to
               Post-Effective  Amendment No. 9 on Form N-1A of American  Century
               Capital  Portfolios,  Inc.,  File No.  33-64872,  on February 17,
               1998).

          (2)  Amendment No. 1 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated June 13,  1997 (filed  electronically  as
               Exhibit b15d to  Post-Effective  Amendment No. 77 on Form N-1A on
               July 17, 1997).

          (3)  Amendment No. 2 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated September 30, 1997 (filed electronically as
               Exhibit b15c to  Post-Effective  Amendment No. 78 on Form N-1A on
               February 26, 1998).

          (4)  Amendment No. 3 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated June 30,  1998 (filed  electronically  as
               Exhibit b15e to  Post-Effective  Amendment No. 11 on Form N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               June 26, 1998).

          (5)  Amendment No. 4 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated November 13, 1998 (filed  electronically as
               Exhibit b15e to  Post-Effective  Amendment No. 12 on Form N-1A of
               American Century World Mutual Funds, Inc., File No. 33-39242,  on
               November 13, 1998).

          (6)  Amendment No. 5 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor Class) dated February 16, 1999 (filed  electronically as
               Exhibit  m6 to  Post-Effective  Amendment  No. 83 on Form N-1A on
               February 26, 1999).

          (7)  Amendment No. 6 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor  Class)  dated July 30,  1999 (filed  electronically  as
               Exhibit  m7 to  Post-Effective  Amendment  No. 16 on Form N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               July 29, 1999).

          (8)  Amendment No. 7 to Master  Distribution and Shareholder  Services
               Plan of  American  Century  Capital  Portfolios,  Inc.,  American
               Century Mutual Funds,  Inc.,  American  Century  Strategic  Asset
               Allocations,  Inc. and American Century World Mutual Funds,  Inc.
               (Advisor   Class)   (filed   electronically   as  Exhibit  m8  to
               Post-Effective  Amendment  No.  87 on Form N-1A on  November  29,
               1999),

          (9)  Shareholder   Services   Plan  of   Twentieth   Century   Capital
               Portfolios,  Inc.,  Twentieth Century Investors,  Inc., Twentieth
               Century Strategic Asset  Allocations,  Inc. and Twentieth Century
               World  Investors,  Inc.  (Service  Class) dated September 3, 1996
               (filed electronically as Exhibit b15b to Post-Effective Amendment
               No. 9 on Form N-1A of American Century Capital Portfolios,  Inc.,
               File No. 33-64872, on February 17, 1998).

     (n)  Not applicable.

     (o)  (1)  Multiple  Class Plan of  Twentieth  Century  Capital  Portfolios,
               Inc.,  Twentieth  Century  Investors,   Inc.,  Twentieth  Century
               Strategic  Asset  Allocations,  Inc. and Twentieth  Century World
               Investors,  Inc. dated September 3, 1996 (filed electronically as
               Exhibit  b18b  to  Post-Effective  Amendment  9 on  Form  N-1A of
               American Century Capital Portfolios,  Inc., File No. 33-64872, on
               February 17, 1998).

          (2)  Amendment  No.  1 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 13,  1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77
               on Form N-1A on July 17, 1997).

          (3)  Amendment  No.  2 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78
               on Form N-1A on February 26, 1998).

          (4)  Amendment  No.  3 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated June 30,  1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on June 26, 1998).

          (5)  Amendment  No.  4 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds,  Inc.  dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12
               on Form N-1A of American  Century World Mutual Funds,  Inc., File
               No. 33-39242, on November 13, 1998).

          (6)  Amendment  No.  5 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World Mutual Funds,  Inc.  dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on December 29, 1998).

          (7)  Amendment  No.  6 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century  World  Mutual  Funds,  Inc.  dated July 30,  1999 (filed electronically as Exhibit o7 to  Post-Effective  Amendment No. 16
               on Form N-1A of American Century Capital  Portfolios,  Inc., File
               No. 33-64872, on July 29, 1999).

          (8)  Amendment  No.  7 to  Multiple  Class  Plan of  American  Century
               Capital  Portfolios,  Inc.,  American Century Mutual Funds, Inc.,
               American Century Strategic Asset  Allocations,  Inc. and American
               Century World Mutual Funds, Inc. (filed electronically as Exhibit
               o8 to  Post-Effective  Amendment  No. 87 on Form N-1A on November
               29, 1999).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The  Corporation  is a Maryland  corporation.  Section 2-418 of the General
     Corporation Law of Maryland allows a Maryland  corporation to indemnify its directors,  officers,  employees and agents to the extent  provided in such statute.

     Article   Eighth   of  the   Articles   of   Incorporation   requires   the
     indemnification  of the corporation's  directors and officers to the extent permitted  by the  General  Corporation  Law of  Maryland,  the  Investment
     Company Act and all other applicable laws.

     The registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the registrant  for sums which it may be  permitted  or  required to pay to its officers and directors by way of indemnification  against such liabilities,
     subject  in  either   case  to   clauses   respecting   deductibility   and
     participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriters.

(a)  Funds Distributor,  Inc. (the "Distributor") acts as principal  underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
CDC MPT+ Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Nomura Pacific Basin Fund, Inc.
Orbitex Group of Funds
The Saratoga Advantage Trust
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
The Skyline Funds
SoGen Funds, Inc.
SoGen Variable Funds, Inc.
St. Clair Funds, Inc.
TD Waterhouse Trust
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered  with the Securities and Exchange  Commission as a  broker-dealer  and is a member of the National  Association  of Securities
Dealers.  The  Distributor  is located at 60 State Street,  Suite 1300,  Boston,
Massachusetts 02109. The Distributor is an indirect  wholly-owned  subsidiary of
Boston  Institutional  Group,  Inc., a holding company all of whose  outstanding shares are owned by key employees.

(b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      None
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Joseph F. Tower, III                  Director, Senior Vice President     None
                                      and Treasurer

Paula R. David                        Senior Vice President               None

Gary S. MacDonald                     Senior Vice President               None

Judith K. Benson                      Senior Vice President               None

William J. Nutt                       Chairman and Director               None

William J. Stetter                    Vice President and                  None
                                      Chief Financial Officer
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American  Century Mutual Funds,  Inc.,  American  Century
     Services Corporation and American Century Investment Management,  Inc., all
     located at American Century Tower, 4500 Main Street, Kansas City, Missouri
     64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for  effectiveness of this  Post-Effective  Amendment No. 88 to its
Registration  Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended,  and has duly caused this Post-Effective  Amendment No.
88 to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Kansas City, State of Missouri on the 25th day of February, 2000.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/George A. Rio
                                       George A. Rio
                                       President and Principal Executive Officer

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 88 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*George A. Rio              President, Principal Executive     February 25, 2000
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President and Treasurer       February 25, 2000
Maryanne Roepke

*James E. Stowers, Jr.      Chairman of the Board and          February 25, 2000
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           February 25, 2000
James E. Stowers III

*Thomas A. Brown            Director                           February 25, 2000
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           February 25, 2000
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           February 25, 2000
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           February 25, 2000
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           February 25, 2000
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           February 25, 2000
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           February 25, 2000
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact